                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6247
                                  ---------------------------------------------

                    American Century World Mutual Fund, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   November 30, 2003
                        --------------------------------------------------------
Date of reporting period:  November 30, 2003
                         -------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

November 30, 2003

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

International Growth

[american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You........................................................  1

INTERNATIONAL GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

[photo of James E. Stowers III with James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

Our Message to You

We are pleased to provide you with the annual report for the American Century
International Growth fund for the year ended November 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list  of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing  by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      Founder and Chairman

      /s/James E. Stowers III
      James E. Stowers III
      Co-Chairman of the Board

------
1

International Growth - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003

                                     ----------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                       SINCE        INCEPTION
                        1 YEAR   5 YEARS  10 YEARS   INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          13.70%    0.57%     6.50%      8.53%         5/9/1991
--------------------------------------------------------------------------------
MSCI EAFE INDEX         24.22%   -0.78%     4.41%      4.44%(1)         --
--------------------------------------------------------------------------------
Institutional Class     13.89%    0.77%       --       3.24%       11/20/1997
--------------------------------------------------------------------------------
Advisor Class           13.62%    0.32%       --       5.32%        10/2/1996
--------------------------------------------------------------------------------
A Class                                                             1/31/2003
   No sales charge*       --        --        --      23.44%(2)
   With sales charge*     --        --        --      16.38%(2)
--------------------------------------------------------------------------------
B Class                                                             1/31/2003
   No sales charge*       --        --        --      22.62%(2)
   With sales charge*     --        --        --      17.62%(2)
--------------------------------------------------------------------------------
C Class                 12.88%      --        --      -7.96%         6/4/2001
--------------------------------------------------------------------------------
R Class                   --        --        --       7.26%(2)     8/29/2003
--------------------------------------------------------------------------------

*   Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (A Class shares have an initial sales charge and CDSC; B and C Class shares have CDSCs. Please see the Share Class
    Information pages for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

                                                                     (continued)

------
2

International Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made November 30, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
--------------------------------------------------------------------------------
                              1994      1995     1996       1997      1998
--------------------------------------------------------------------------------
Investor Class                7.28%     5.93%    16.35%     18.12%   16.74%
--------------------------------------------------------------------------------
MSCI EAFE Index              14.84%     7.57%    11.76%     -0.40%   16.45%
--------------------------------------------------------------------------------

Periods ended November 30
--------------------------------------------------------------------------------
                              1999      2000     2001       2002      2003
--------------------------------------------------------------------------------
Investor Class               43.22%    -2.47%   -24.18%    -14.54%   13.70%
--------------------------------------------------------------------------------
MSCI EAFE Index              21.10%    -9.67%   -19.13%    -12.50%   24.22%
--------------------------------------------------------------------------------

The charts on the performance pages give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures (see the Total Returns table on the previous page). Past performance does not guarantee future results.
None of these charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
3

International Growth - Portfolio Commentary

[photo of Keith Creveling, Mark Kopinski, and Henrik Strabo]

A portfolio commentary from Keith Creveling, Mark Kopinski, and Henrik Strabo, portfolio managers on the International Growth investment team.

International Growth advanced 13.70%* during the fiscal year ending November,
30, 2003, while its benchmark, the Morgan Stanley Capital International EAFE
Index, returned 24.22%.

The portfolio's gains came during a period marked by the anticipation and onset of war in Iraq, concern about the spread of a potentially fatal virus and Korean nuclear tensions, all of which restrained many of the world's markets during the early part of the period. But with the end of major combat in Iraq, the outbreak of SARS under control, and encouraging economic data from numerous nations, markets in the U.S. and abroad rebounded beginning in April. However, the U.S.
dollar continued to weaken against other currencies during the period.

Against this backdrop, International Growth's complement of financial holdings posted the period's largest contribution to the portfolio. The financial sector,
International Growth's biggest stake at period's end, advanced mostly on the strength of banks, which represented the portfolio's heaviest average industry weighting. France's Societe Generale, a top-10 holding at the end of the period, topped the list of banks contributing to International Growth.

The financial sector, however, also detracted most from our performance against the EAFE Index. The disappointments came on several fronts, but during the second half of the period, the portfolio's lack of Japanese banks proved especially damaging. Japan has some of the world's largest banks by assets, but many of them carry billions of dollars in bad debt. We had an underweight position in many of those companies, and our portfolio's lighter position detracted from International Growth's relative performance when their share prices advanced during the last six months of the period.

TOP TEN HOLDINGS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
Siemens AG                                2.4%                   --
--------------------------------------------------------------------------------
Societe Generale Cl A                     2.4%                  1.8%
--------------------------------------------------------------------------------
Nissan Motor Co., Ltd.                    2.3%                  1.6%
--------------------------------------------------------------------------------
Credit Suisse Group                       2.1%                  1.1%
--------------------------------------------------------------------------------
Vodafone Group plc                        2.0%                  2.7%
--------------------------------------------------------------------------------
Abbey National plc                        1.8%                   --
--------------------------------------------------------------------------------
ING Groep N.V.                            1.8%                  0.7%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                       1.6%                  1.8%
--------------------------------------------------------------------------------
Roche Holding AG                          1.6%                  2.0%
--------------------------------------------------------------------------------
BP plc                                    1.6%                   --
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
Foreign Stocks                           98.6%                  97.1%
--------------------------------------------------------------------------------
U.S. Stocks                               0.9%                   1.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.5%                  98.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.5%                   1.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                      (continued)

------
4

International Growth - Portfolio Commentary

To a lesser degree, the portfolio's health care companies also detracted from relative performance, although the sector contributed to International Growth's gains during the fiscal year. Pharmaceutical companies, which made up, on average, one of the portfolio's largest industry stakes, accounted for most of the underperformance. We have reduced our stake in health care, but the sector registered the second-worst performance against the index during the period.

The performance in several other sectors was more encouraging.
Telecommunications, for example, registered the period's second-best performance. The gains came as improving business conditions lifted companies that provide mobile-phone service. France Telecom and Vodafone Group were the top contributors among the portfolio's telecommunications holdings.

Three sectors detracted from the portfolio's absolute returns, with the consumer services sector registering the period's worst absolute performance. Consumer services retreated partly on weakness among media companies, including
Television Francaise, which led the decline. Industrials also detracted, with the industrial parts industry declining most. The basic materials sector also slipped, with the forest products and paper industry registering the sector's worst performance.

On a brighter note, International Growth's technology stake advanced, led by holdings in the electrical equipment and semiconductor industries. Companies that make computer chips and integrated circuits benefited from increasing demand for chips used in digital consumer products. Taiwan Semiconductor
Manufacturing Company, one of the world's largest suppliers of made-to-order chips, topped International Growth's list of contributors in the semiconductor industry, while Germany's Siemens made the largest contribution among electrical equipment holdings.

In conclusion, we remain committed to our long-standing process of identifying companies demonstrating fundamental strength and sustainable improvement in their businesses.

TOP FIVE SECTORS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
Financial                                28.4%                  23.6%
--------------------------------------------------------------------------------
Technology                               13.9%                   9.1%
--------------------------------------------------------------------------------
Consumer (Cyclical)                      12.1%                   7.1%
--------------------------------------------------------------------------------
Health Care                               8.8%                  12.7%
--------------------------------------------------------------------------------
Telecommunications                        8.7%                  15.4%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
Japan                                    19.9%                  12.4%
--------------------------------------------------------------------------------
United Kingdom                           19.6%                  18.0%
--------------------------------------------------------------------------------
France                                   13.7%                  15.5%
--------------------------------------------------------------------------------
Germany                                  11.4%                   7.3%
--------------------------------------------------------------------------------
Switzerland                               9.4%                   8.0%
--------------------------------------------------------------------------------
Sweden                                    3.2%                   1.6%
--------------------------------------------------------------------------------
Ireland                                   3.1%                   3.3%
--------------------------------------------------------------------------------
Netherlands                               2.8%                   4.1%
--------------------------------------------------------------------------------
South Korea                               2.5%                   1.0%
--------------------------------------------------------------------------------
People's Republic
of China                                  2.0%                   1.9%
--------------------------------------------------------------------------------
Other*                                   12.4%                  26.9%
--------------------------------------------------------------------------------

* Includes Temporary Cash Investments.

------
5

International Growth - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.0%

AUSTRALIA -- 0.6%
--------------------------------------------------------------------------------
   2,060,275   BHP Billiton Limited                                  $   16,824
--------------------------------------------------------------------------------

AUSTRIA -- 1.0%
--------------------------------------------------------------------------------
     262,941   Erste Bank der
               Oesterreichischen Sparkassen AG                           30,051
--------------------------------------------------------------------------------

DENMARK -- 0.4%
--------------------------------------------------------------------------------
       1,821   AP Moller - Maersk AS                                     13,064
--------------------------------------------------------------------------------

FINLAND -- 0.9%
--------------------------------------------------------------------------------
   1,504,850   Nokia Oyj ADR                                             27,057
--------------------------------------------------------------------------------

FRANCE -- 13.7%
--------------------------------------------------------------------------------
     858,416   Accor SA                                                  36,031
--------------------------------------------------------------------------------
   1,793,330   Alcatel SA(1)                                             23,421
--------------------------------------------------------------------------------
   2,385,159   Axa                                                       45,852
--------------------------------------------------------------------------------
   2,191,473   Credit Agricole SA(1)                                     47,832
--------------------------------------------------------------------------------
   1,261,142   France Telecom SA(1)                                      32,517
--------------------------------------------------------------------------------
     215,710   Groupe Danone                                             33,630
--------------------------------------------------------------------------------
     525,077   LVMH Moet Hennessy
               Louis Vuitton SA                                          36,176
--------------------------------------------------------------------------------
     571,890   Publicis Groupe                                           18,072
--------------------------------------------------------------------------------
     402,270   Renault SA(1)                                             26,750
--------------------------------------------------------------------------------
     224,010   Sanofi-Synthelabo SA                                      15,178
--------------------------------------------------------------------------------
     903,950   Societe Generale Cl A                                     72,416
--------------------------------------------------------------------------------
     519,963   STMicroelectronics N.V.
               New York Shares                                           14,491
--------------------------------------------------------------------------------
   2,317,169   Wanadoo(1)                                                17,813
--------------------------------------------------------------------------------
                                                                        420,179
--------------------------------------------------------------------------------

GERMANY -- 10.9%
--------------------------------------------------------------------------------
     197,360   BASF AG                                                    9,766
--------------------------------------------------------------------------------
     884,400   Commerzbank AG                                            17,118
--------------------------------------------------------------------------------
     630,240   Deutsche Boerse AG                                        31,752
--------------------------------------------------------------------------------
   2,078,592   Deutsche Telekom(1)                                       34,525
--------------------------------------------------------------------------------
     330,321   E.On AG                                                   18,737
--------------------------------------------------------------------------------
     291,370   Linde AG                                                  14,099
--------------------------------------------------------------------------------
     813,322   Metro AG                                                  34,870
--------------------------------------------------------------------------------
     116,354   Muenchener
               Rueckversicherungs-
               Gesellschaft AG                                           13,232
--------------------------------------------------------------------------------
     105,480   Puma AG Rudolf Dassler Sport                              16,634
--------------------------------------------------------------------------------
     263,100   SAP AG                                                    40,450
--------------------------------------------------------------------------------
     998,640   Siemens AG                                                72,887
--------------------------------------------------------------------------------
   2,278,726   T-Online International AG(1)                              28,475
--------------------------------------------------------------------------------
                                                                        332,545
--------------------------------------------------------------------------------

GREECE -- 0.4%
--------------------------------------------------------------------------------
     360,550   Alpha Bank A.E.                                            9,504
--------------------------------------------------------------------------------
      81,910   Public Power Corporation                                   1,859
--------------------------------------------------------------------------------
                                                                         11,363
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

HONG KONG -- 0.9%
--------------------------------------------------------------------------------
   1,960,000   Cheung Kong (Holdings) Ltd.                           $   15,457
--------------------------------------------------------------------------------
   1,559,000   Sun Hung Kai Properties Ltd.                              12,545
--------------------------------------------------------------------------------
                                                                         28,002
--------------------------------------------------------------------------------

HUNGARY -- 0.6%
--------------------------------------------------------------------------------
      79,240   Gedeon Richter Rt.                                         8,455
--------------------------------------------------------------------------------
     691,500   OTP Bank Rt.(1)                                            8,481
--------------------------------------------------------------------------------
                                                                         16,936
--------------------------------------------------------------------------------

INDIA -- 0.3%
--------------------------------------------------------------------------------
     369,400   Dr. Reddy's Laboratories Ltd.                             10,263
--------------------------------------------------------------------------------

IRELAND -- 3.1%
--------------------------------------------------------------------------------
   1,391,058   Anglo Irish Bank Corporation                              18,851
--------------------------------------------------------------------------------
   1,353,983   CRH plc                                                   25,331
--------------------------------------------------------------------------------
     256,100   Depfa Bank plc                                            29,393
--------------------------------------------------------------------------------
     468,000   Ryanair Holdings plc ADR(1)                               21,921
--------------------------------------------------------------------------------
                                                                         95,496
--------------------------------------------------------------------------------

ISRAEL -- 1.3%
--------------------------------------------------------------------------------
     642,264   Teva Pharmaceutical
               Industries Ltd. ADR                                       38,687
--------------------------------------------------------------------------------

ITALY -- 0.7%
--------------------------------------------------------------------------------
   1,368,000   Banco Popolare
               di Verona e Novara Scrl                                   22,574
--------------------------------------------------------------------------------

JAPAN -- 19.9%
--------------------------------------------------------------------------------
   2,944,000   Bank of Yokohama Ltd. (The)                               12,470
--------------------------------------------------------------------------------
     426,000   Canon, Inc.                                               19,679
--------------------------------------------------------------------------------
     687,000   Chugai Pharmaceutical Co. Ltd.                             9,282
--------------------------------------------------------------------------------
     928,000   Denso Corporation                                         17,325
--------------------------------------------------------------------------------
       1,977   Dentsu Inc.                                                8,392
--------------------------------------------------------------------------------
     637,800   Fanuc Ltd.                                                37,497
--------------------------------------------------------------------------------
     204,900   Fast Retailing Company Limited                            12,084
--------------------------------------------------------------------------------
     424,500   Hoya Corp.                                                37,203
--------------------------------------------------------------------------------
     366,000   JSR Corp.                                                  7,935
--------------------------------------------------------------------------------
       3,026   KDDI Corp.                                                15,774
--------------------------------------------------------------------------------
     137,500   Keyence Corp.                                             30,891
--------------------------------------------------------------------------------
     975,500   Konica Minolta Holdings Inc.                              11,541
--------------------------------------------------------------------------------
   2,162,400   Marui Co., Ltd.                                           26,551
--------------------------------------------------------------------------------
   5,136,000   Mitsubishi Corporation                                    47,121
--------------------------------------------------------------------------------
   1,604,000   Mitsui Fudosan Co., Ltd.                                  13,984
--------------------------------------------------------------------------------
     249,600   Murata Manufacturing Co., Ltd.                            14,105
--------------------------------------------------------------------------------
   2,590,000   NEC Corp.(1)                                              18,774
--------------------------------------------------------------------------------
   6,050,000   Nissan Motor Co., Ltd.                                    69,149
--------------------------------------------------------------------------------
     549,900   Nitto Denko Corp.                                         27,761
--------------------------------------------------------------------------------
     165,000   NOK Corporation                                            6,055
--------------------------------------------------------------------------------
       5,133   NTT DoCoMo, Inc.                                          11,059
--------------------------------------------------------------------------------
     293,500   ORIX Corporation                                          21,515
--------------------------------------------------------------------------------
     382,600   Pioneer Corp.                                              9,780
--------------------------------------------------------------------------------
   2,010,000   Sharp Corp.                                               30,075
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

International Growth - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

       4,460   Sumitomo Mitsui
               Financial Group Inc.                                  $   21,783
--------------------------------------------------------------------------------
     339,200   Tokyo Electron Ltd.                                       23,998
--------------------------------------------------------------------------------
   3,634,000   Tokyu Corporation                                         16,886
--------------------------------------------------------------------------------
     508,000   Trend Micro Inc.(1)                                       12,846
--------------------------------------------------------------------------------
       1,359   Yahoo Japan Corporation(1)                                17,866
--------------------------------------------------------------------------------
                                                                        609,381
--------------------------------------------------------------------------------

MEXICO -- 0.6%
--------------------------------------------------------------------------------
     732,400   America Movil SA
               de CV Series L ADR                                        18,779
--------------------------------------------------------------------------------

NETHERLANDS -- 2.8%
--------------------------------------------------------------------------------
   2,585,700   ING Groep N.V.                                            55,413
--------------------------------------------------------------------------------
   1,105,172   Koninklijke Royal Philips
               Electronics N.V. New York Shares                          31,409
--------------------------------------------------------------------------------
                                                                         86,822
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 2.0%
--------------------------------------------------------------------------------
   5,630,000   CNOOC Ltd.                                                11,598
--------------------------------------------------------------------------------
  12,452,000   Huaneng Power International, Inc.                         18,357
--------------------------------------------------------------------------------
  42,763,000   PetroChina Company Limited                                15,829
--------------------------------------------------------------------------------
  45,954,000   Sinopec Shanghai Petrochemical
               Company Limited Cl H                                      14,940
--------------------------------------------------------------------------------
                                                                         60,724
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 1.0%
--------------------------------------------------------------------------------
      203,724   Mobile Telesystems ADR                                   16,807
--------------------------------------------------------------------------------
    1,312,233   YUKOS                                                    14,907
--------------------------------------------------------------------------------
                                                                         31,714
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.3%
--------------------------------------------------------------------------------
   2,470,150   MTN Group Limited(1)                                      10,061
--------------------------------------------------------------------------------

SOUTH KOREA -- 2.5%
--------------------------------------------------------------------------------
     505,660   Kookmin Bank                                              17,863
--------------------------------------------------------------------------------
     397,050   LG Electronics Inc.                                       19,637
--------------------------------------------------------------------------------
     100,350   Samsung Electronics                                       38,787
--------------------------------------------------------------------------------
                                                                         76,287
--------------------------------------------------------------------------------

SPAIN -- 0.7%
--------------------------------------------------------------------------------
   1,712,788   Telefonica SA                                             22,184
--------------------------------------------------------------------------------

SWEDEN -- 3.2%
--------------------------------------------------------------------------------
     584,460   Atlas Copco AB Cl B                                       20,897
--------------------------------------------------------------------------------
     502,560   ForeningsSparbanken AB                                     8,685
--------------------------------------------------------------------------------
   2,732,650   Skandia Forsakrings AB                                     9,227
--------------------------------------------------------------------------------
     388,494   Tele2 AB(1)                                               19,832
--------------------------------------------------------------------------------
   6,468,800   Telefonaktiebolaget LM
               Ericsson B Shares(1)                                      10,451
--------------------------------------------------------------------------------
     970,310   Volvo AB Cl B                                             28,074
--------------------------------------------------------------------------------
                                                                         97,166
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

SWITZERLAND -- 9.4%
--------------------------------------------------------------------------------
   4,252,822   ABB Limited(1)                                        $   20,876
--------------------------------------------------------------------------------
     660,005   Adecco SA                                                 40,982
--------------------------------------------------------------------------------
     651,191   Clariant AG(1)                                             9,201
--------------------------------------------------------------------------------
     635,360   Compagnie Financiere
               Richemont AG                                              15,741
--------------------------------------------------------------------------------
   1,971,600   Credit Suisse Group                                       65,486
--------------------------------------------------------------------------------
      43,600   Julius Baer Holding AG                                    13,874
--------------------------------------------------------------------------------
     553,905   Roche Holding AG                                          49,962
--------------------------------------------------------------------------------
     220,004   Swiss Life Holding(1)                                     40,029
--------------------------------------------------------------------------------
     480,986   UBS AG                                                    31,002
--------------------------------------------------------------------------------
                                                                        287,153
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 1.3%
--------------------------------------------------------------------------------
   5,197,000   AU Optronics Corp.                                         6,224
--------------------------------------------------------------------------------
     596,760   China Steel Corporation GDR(1)                             9,459
--------------------------------------------------------------------------------
  13,177,160   Taiwan Semiconductor
               Manufacturing Co. Ltd.(1)                                 24,502
--------------------------------------------------------------------------------
                                                                         40,185
--------------------------------------------------------------------------------

UNITED KINGDOM -- 19.6%
--------------------------------------------------------------------------------
   1,626,100   3i Group plc                                              17,051
--------------------------------------------------------------------------------
   6,151,847   Abbey National plc                                        56,537
--------------------------------------------------------------------------------
   1,774,379   Alliance & Leicester plc                                  26,946
--------------------------------------------------------------------------------
     627,951   AstraZeneca plc                                           28,533
--------------------------------------------------------------------------------
   7,136,570   BP plc                                                    49,858
--------------------------------------------------------------------------------
   2,600,240   British Sky Broadcasting plc(1)                           30,175
--------------------------------------------------------------------------------
   1,641,470   Exel plc                                                  21,522
--------------------------------------------------------------------------------
   2,233,240   GlaxoSmithKline plc                                       50,411
--------------------------------------------------------------------------------
   9,891,950   Hays plc                                                  21,631
--------------------------------------------------------------------------------
   1,055,232   HBOS plc                                                  13,263
--------------------------------------------------------------------------------
   3,034,440   HSBC Holdings plc                                         46,030
--------------------------------------------------------------------------------
   1,002,134   Man Group plc                                             24,623
--------------------------------------------------------------------------------
  16,615,077   mmO2 plc(1)                                               21,527
--------------------------------------------------------------------------------
     941,160   Next plc                                                  18,069
--------------------------------------------------------------------------------
   2,142,832   Reckitt Benckiser plc                                     46,820
--------------------------------------------------------------------------------
   1,451,500   Smith & Nephew plc                                        11,159
--------------------------------------------------------------------------------
   2,164,730   Tesco plc                                                  9,271
--------------------------------------------------------------------------------
   1,933,090   United Business Media plc                                 16,684
--------------------------------------------------------------------------------
  26,878,911   Vodafone Group plc                                        61,783
--------------------------------------------------------------------------------
   2,760,882   WPP Group plc                                             26,478
--------------------------------------------------------------------------------
                                                                        598,371
--------------------------------------------------------------------------------

UNITED STATES -- 0.9%
--------------------------------------------------------------------------------
     168,680   Alcon, Inc.                                                9,812
--------------------------------------------------------------------------------
     848,802   Comverse Technology, Inc.(1)                              16,322
--------------------------------------------------------------------------------
                                                                         26,134
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,508,569)                                                     3,028,002
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

International Growth - Schedule of Investments

NOVEMBER 30, 2003

Shares/Principal Amount                  ($ In Thousands)               Value
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.5%

GERMANY -- 0.5%
--------------------------------------------------------------------------------
      29,270   Porsche AG                                            $   15,131
(Cost $13,108)
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.5%

     $15,600   FNMA Discount Notes,
               0.97%, 12/1/03(2)                                         15,600
(Cost $15,600)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $2,537,277)                                                    $3,058,733
================================================================================

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(U.S. Government Agency obligations),
1.08%, dated 11/28/03, due 12/1/03
(Delivery value $125,011)                                              $125,000
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(U.S. Government Agency obligations),
1.08%, dated 11/28/03, due 12/1/03
(Delivery value $97,264)                                                 97,255
--------------------------------------------------------------------------------
                                                                        222,255
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
     $24,978   Bayerische Landesbank
               Girozentrale, VRN, 1.13%,
               12/1/03, resets daily off the
               Federal Funds rate plus 0.06%
               with no caps                                              24,978
--------------------------------------------------------------------------------
       7,000   Capital One Multi-Asset Execution
               Trust, Series 2003 A2, Class A2,
               VRN, 1.27%, 12/15/03,
               resets monthly off the 1-month
               LIBOR plus 0.11% with no caps                              7,000
--------------------------------------------------------------------------------
      24,999   Dorada Finance Inc., VRN, 1.25%,
               12/1/03, resets daily off the Prime
               rate minus 2.92% with no caps                             24,999
--------------------------------------------------------------------------------
      25,012   Ford Credit Floorplan Master
               Owner Trust, Series 2001-1,
               Class A, VRN, 1.14%, 12/15/03,
               resets monthly off the 1-month
               LIBOR plus 0.09% with no caps                             25,012
--------------------------------------------------------------------------------
      50,000   Morgan Stanley, VRN,
               1.24%, 12/1/03                                            50,001
--------------------------------------------------------------------------------
      25,000   RACERS(reg.sm), Series 2000-7,
               Class A3, VRN, 1.37%, 12/1/03,
               resets monthly off the 1-month
               LIBOR plus 0.20% with no caps                             25,000
--------------------------------------------------------------------------------
      15,000   Security Benefit Life Insurance Co.,
               VRN, 1.28%, 12/9/03                                       15,000
--------------------------------------------------------------------------------

Principal Amount                   ($ In Thousands)                     Value
--------------------------------------------------------------------------------

     $28,000   SPARCS 2003-3, VRN, 1.47%,
               2/23/04, resets quarterly off the
               3-month LIBOR plus 0.30%
               with no caps                                            $ 28,000
--------------------------------------------------------------------------------
      20,000   Wachovia Bank N.A. Bank Note,
               VRN, 1.19%, 12/1/03, resets daily
               off the Federal Funds rate plus
               0.19% with no caps                                        20,000
--------------------------------------------------------------------------------
                                                                        219,990
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $442,245)                                                        $442,245
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Basic Materials                                                            4.1%
--------------------------------------------------------------------------------
Commercial Services                                                        7.3%
--------------------------------------------------------------------------------
Consumer Services                                                          3.6%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                       12.1%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                    2.6%
--------------------------------------------------------------------------------
Energy                                                                     3.6%
--------------------------------------------------------------------------------
Financial                                                                 28.4%
--------------------------------------------------------------------------------
Health Care                                                                8.8%
--------------------------------------------------------------------------------
Industrials                                                                3.4%
--------------------------------------------------------------------------------
Technology                                                                13.9%
--------------------------------------------------------------------------------
Telecommunications                                                         8.7%
--------------------------------------------------------------------------------
Transport                                                                  1.7%
--------------------------------------------------------------------------------
Utility                                                                    1.3%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                 0.5%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

LIBOR = London Interbank Offered Rate

RACERS(reg.sm) = Restructured Asset Certificates Enhanced Returns

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SPARCS = Structured Product Asset Return Certificate Trusts

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective November 30, 2003.

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

NOVEMBER 30, 2003
(Amounts In Thousands Except Per-Share Amounts)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $2,537,277) --
including securities on loan valued at $424,135                     $3,058,733
---------------------------------------------------------------
Collateral received on securities loaned,
at value (cost of $442,245)                                            442,245
---------------------------------------------------------------
Foreign currency holdings, at value (cost of $2,894)                     2,899
---------------------------------------------------------------
Receivable for investments sold                                         63,391
---------------------------------------------------------------
Receivable for capital shares sold                                         271
---------------------------------------------------------------
Dividends and interest receivable                                        4,304
--------------------------------------------------------------------------------
                                                                     3,571,843
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities loaned                   442,245
---------------------------------------------------------------
Disbursements in excess of demand deposit cash                           5,255
---------------------------------------------------------------
Payable for investments purchased                                       67,407
---------------------------------------------------------------
Accrued management fees                                                  3,050
---------------------------------------------------------------
Distribution fees payable                                                   50
---------------------------------------------------------------
Service fees payable                                                        51
--------------------------------------------------------------------------------
                                                                       518,058
--------------------------------------------------------------------------------

NET ASSETS                                                          $3,053,785
================================================================================

See Notes to Financial Statements.                                  (continued)

------
9

Statement of Assets and Liabilities

NOVEMBER 30, 2003
(Amounts In Thousands Except Per-Share Amounts)

--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $ 4,100,242
---------------------------------------------------------------
Undistributed net investment income                                     20,145
---------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (1,588,362)
---------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                        521,760
--------------------------------------------------------------------------------
                                                                   $ 3,053,785
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                      $2,502,830,806
---------------------------------------------------------------
Shares outstanding                                                 331,813,005
---------------------------------------------------------------
Net asset value per share                                                $7.54
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $301,854,338
---------------------------------------------------------------
Shares outstanding                                                  39,911,676
---------------------------------------------------------------
Net asset value per share                                                $7.56
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $239,255,706
---------------------------------------------------------------
Shares outstanding                                                  31,827,241
---------------------------------------------------------------
Net asset value per share                                                $7.52
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $7,395,459
---------------------------------------------------------------
Shares outstanding                                                     982,362
---------------------------------------------------------------
Net asset value per share                                                $7.53
---------------------------------------------------------------
Maximum offering price (net asset value divided by 0.9425)               $7.99
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                            $513,122
---------------------------------------------------------------
Shares outstanding                                                      68,570
---------------------------------------------------------------
Net asset value per share                                                $7.48
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $1,933,159
---------------------------------------------------------------
Shares outstanding                                                     259,639
---------------------------------------------------------------
Net asset value per share                                                $7.45
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                              $2,682
---------------------------------------------------------------
Shares outstanding                                                         356
---------------------------------------------------------------
Net asset value per share                                                $7.53
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
10

Statement of Operations

YEAR ENDED NOVEMBER 30, 2003
(Amounts In Thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends (net of foreign taxes withheld of $7,298)                  $  55,702
---------------------------------------------------------------
Interest and other income                                                  396
---------------------------------------------------------------
Securities lending                                                       3,664
--------------------------------------------------------------------------------
                                                                        59,762
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                         34,961
---------------------------------------------------------------
Distribution fees:
---------------------------------------------------------------
   Advisor Class                                                           523
---------------------------------------------------------------
   B Class                                                                   1
---------------------------------------------------------------
   C Class                                                                   9
---------------------------------------------------------------
Service fees:
---------------------------------------------------------------
   Advisor Class                                                           523
---------------------------------------------------------------
   B Class                                                                  --
---------------------------------------------------------------
   C Class                                                                   3
---------------------------------------------------------------
Service and distribution fees:
---------------------------------------------------------------
   A Class                                                                   6
---------------------------------------------------------------
   R Class                                                                  --
---------------------------------------------------------------
Directors' fees and expenses                                                45
---------------------------------------------------------------
Other expenses                                                             104
--------------------------------------------------------------------------------
                                                                        36,175
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   23,587
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------------------------
Investment transactions                                               (245,888)
---------------------------------------------------------------
Foreign currency transactions                                          261,903
--------------------------------------------------------------------------------
                                                                        16,015
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------------------------
Investments                                                            264,715
---------------------------------------------------------------
Translation of assets and liabilities in foreign currencies             79,249
--------------------------------------------------------------------------------
                                                                       343,964
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                       359,979
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 383,566
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2003 AND NOVEMBER 30, 2002
(Amounts In Thousands)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $   23,587     $    26,164
-------------------------------------------------
Net realized gain (loss)                                16,015        (611,007)
-------------------------------------------------
Change in net unrealized appreciation                  343,964          93,995
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              383,566        (490,848)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------
   Investor Class                                      (20,175)        (12,811)
-------------------------------------------------
   Institutional Class                                  (2,772)         (2,126)
-------------------------------------------------
   Advisor Class                                        (1,186)           (301)
--------------------------------------------------------------------------------
Decrease in net assets from distributions              (24,133)        (15,238)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                       (184,230)       (465,220)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                  175,203        (971,306)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  2,878,582       3,849,888
--------------------------------------------------------------------------------
End of period                                       $3,053,785      $2,878,582
================================================================================

Undistributed net investment income                    $20,145         $23,805
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of foreign companies in developed countries. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class and B Class commenced on
January 31, 2003, at which time the Investor Class was no longer available to new investors. Sale of the R Class commenced on August 29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors. If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of the fund was determined that was likely to materially affect the net asset value of a fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of
Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

                                                                     (continued)

------
13

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are expected to be declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                     (continued)

------
14

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                          INVESTOR, A, B, C, AND R    INSTITUTIONAL    ADVISOR
                                   CLASSES                CLASS         CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $1 billion                    1.50%                 1.30%         1.25%
--------------------------------------------------------------------------------
Next $1 billion                     1.20%                 1.00%         0.95%
--------------------------------------------------------------------------------
Over $2 billion                     1.10%                 0.90%         0.85%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended November 30, 2003 for the
Investor, Institutional, Advisor, A, B, C and R Classes was 1.28%, 1.08%, 1.03%,
1.28%, 1.28%, 1.28% and 1.28%, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                             ADVISOR             B                C
--------------------------------------------------------------------------------
Distribution Fee              0.25%            0.75%            0.75%
--------------------------------------------------------------------------------
Service Fee                   0.25%            0.25%            0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A,
B, C and R Class shares. All or a portion of the fees may have been voluntarily waived during the year ended November 30, 2003. Fees incurred under the plans during the year ended November 30, 2003, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). The fund has a securities lending agreement with JPMCB. JPMCB is a wholly owned subsidiary of JPM.

                                                                     (continued)

------
15

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended November 30, 2003, were $4,688,377 and $4,845,127, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                    1,000,000
================================================================================
Sold                                                   209,534     $ 1,377,669
-------------------------------------------------
Issued in reinvestment of distributions                  2,710          17,260
-------------------------------------------------
Redeemed                                              (240,811)     (1,590,675)
--------------------------------------------------------------------------------
Net decrease                                           (28,567)    $  (195,746)
================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                                    1,000,000
================================================================================
Sold                                                   513,726     $ 3,783,196
-------------------------------------------------
Issued in reinvestment of distributions                  1,335          10,348
-------------------------------------------------
Redeemed                                              (573,378)     (4,242,434)
--------------------------------------------------------------------------------
Net decrease                                           (58,317)    $  (448,890)
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                      150,000
================================================================================
Sold                                                    72,913       $ 481,412
-------------------------------------------------
Issued in reinvestment of distributions                    397           2,535
-------------------------------------------------
Redeemed                                               (73,664)       (492,505)
--------------------------------------------------------------------------------
Net decrease                                              (354)      $  (8,558)
================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                                      150,000
================================================================================
Sold                                                    69,870       $ 502,481
-------------------------------------------------
Issued in reinvestment of distributions                    241           1,869
-------------------------------------------------
Redeemed                                               (74,690)       (540,428)
--------------------------------------------------------------------------------
Net decrease                                            (4,579)      $ (36,078)
================================================================================

                                                                     (continued)

------
16

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                       SHARES         AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                      100,000
================================================================================
Sold                                                    57,343       $ 377,144
-------------------------------------------------
Issued in reinvestment of distributions                    177           1,127
-------------------------------------------------
Redeemed                                               (55,245)       (366,224)
--------------------------------------------------------------------------------
Net increase                                             2,275       $  12,047
================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                                      100,000
================================================================================
Sold                                                    89,618       $ 649,836
-------------------------------------------------
Issued in reinvestment of distributions                     37             281
-------------------------------------------------
Redeemed                                               (86,331)       (631,278)
--------------------------------------------------------------------------------
Net increase                                             3,324       $  18,839
================================================================================

A CLASS
--------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2003(1)
SHARES AUTHORIZED                                       25,000
================================================================================
Sold                                                     1,879         $12,853
-------------------------------------------------
Redeemed                                                  (897)         (6,113)
--------------------------------------------------------------------------------
Net increase                                               982         $ 6,740
================================================================================

B CLASS
--------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2003(1)
SHARES AUTHORIZED                                       25,000
================================================================================
Sold                                                        69            $471
-------------------------------------------------
Redeemed                                                    --              (3)
--------------------------------------------------------------------------------
Net increase                                                69            $468
================================================================================

C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                       25,000
================================================================================
Sold                                                       305         $ 2,054
-------------------------------------------------
Redeemed                                                  (183)         (1,237)
--------------------------------------------------------------------------------
Net increase                                               122         $   817
================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                                       50,000
================================================================================
Sold                                                       137          $1,024
-------------------------------------------------
Redeemed                                                   (17)           (115)
--------------------------------------------------------------------------------
Net increase                                               120          $  909
================================================================================

R CLASS
--------------------------------------------------------------------------------
PERIOD ENDED NOVEMBER 30, 2003(2)
SHARES AUTHORIZED                                       50,000
================================================================================
Sold                                                        --              $2
================================================================================

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) August 29, 2003 (commencement of sale) through November 30, 2003.

                                                                     (continued)

------
17

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands Except Per-Share Amounts)

5. SECURITIES LENDING

As of November 30, 2003, securities in International Growth valued at $424,135 were on loan through the lending agent, JPMCB, to certain approved borrowers.
JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $442,245. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $620 million unsecured bank line of credit agreement with JPMCB, which was renewed to $650 million effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended November 30, 2003.

7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

8. FEDERAL TAX INFORMATION

On December 19, 2003, International Growth declared and paid the following per-share distribution to shareholders of record on December 18, 2003.

--------------------------------------------------------------------------------
   INVESTOR   INSTITUTIONAL   ADVISOR
    CLASS         CLASS        CLASS    A CLASS   B CLASS   C CLASS   R CLASS
--------------------------------------------------------------------------------
    $0.0575      $0.0732      $0.0383   $0.0415     $--       $--     $0.0475
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended November 30, 2003 and November 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                               2003                2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                               $24,133            $15,238
--------------------------------------------------------------------------------
Long-term capital gain                           --                 --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                     (continued)

------
18

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

8. FEDERAL TAX INFORMATION (CONTINUED)

As of November 30, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                     $2,550,493
================================================================================
Gross tax appreciation of investments                                 $526,171
----------------------------------------------------------------
Gross tax depreciation of investments                                  (17,931)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                   $508,240
================================================================================
Net tax appreciation (depreciation) on derivatives
and translation of assets and liabilities in foreign currencies       $    253
--------------------------------------------------------------------------------
Net tax appreciation                                                  $508,493
================================================================================
Undistributed ordinary income                                          $21,344
----------------------------------------------------------------
Accumulated capital losses                                         $(1,575,719)
----------------------------------------------------------------
Currency loss deferral                                                   $(575)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, and on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. OTHER TAX INFORMATION (UNAUDITED) $ IN FULL

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, 0.00% of the ordinary income distributions paid during the fiscal year ended November 30, 2003, qualify for the corporate dividends received deduction.

As of November 30, 2003, the fund designates $8,472,837 as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

------
19

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
----------------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
----------------------------------------------------------------------------------------------------------
                                               2003         2002         2001        2000          1999
----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.69       $7.86       $12.05       $13.02         $9.25
----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)               0.06        0.06         0.04        (0.02)        (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.85       (1.20)       (2.50)       (0.22)         3.95
----------------------------------------------------------------------------------------------------------
  Total From Investment Operations              0.91       (1.14)       (2.46)       (0.24)         3.94
----------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.06)      (0.03)          --        (0.01)        (0.02)
------------------------------------------
  From Net Realized Gains                         --          --        (1.73)       (0.72)        (0.15)
----------------------------------------------------------------------------------------------------------
  Total Distributions                          (0.06)      (0.03)       (1.73)       (0.73)        (0.17)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.54       $6.69        $7.86       $12.05        $13.02
==========================================================================================================
  TOTAL RETURN(2)                              13.70%     (14.54)%     (24.18)%      (2.47)%       43.22%

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.28%        1.25%        1.21%        1.20%        1.27%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                           0.84%        0.76%        0.48%      (0.16)%      (0.06)%
------------------------------------------
Portfolio Turnover Rate                          169%         215%         178%         116%         117%
------------------------------------------
Net Assets, End of Period (in thousands)   $2,502,831   $2,410,600   $3,290,867   $4,455,433   $3,701,903
----------------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
20

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
-------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                               2003      2002       2001       2000        1999
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.71     $7.88     $12.07     $13.05       $9.28
-------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(1)                     0.07      0.07       0.06       0.01         --(2)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.85     (1.19)     (2.50)     (0.24)       3.96
-------------------------------------------------------------------------------------------------
  Total From Investment Operations             0.92     (1.12)     (2.44)     (0.23)       3.96
-------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.07)    (0.05)        --      (0.03)      (0.04)
------------------------------------------
  From Net Realized Gains                        --        --      (1.75)     (0.72)      (0.15)
-------------------------------------------------------------------------------------------------
  Total Distributions                         (0.07)    (0.05)     (1.75)     (0.75)      (0.19)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.56     $6.71      $7.88     $12.07      $13.05
=================================================================================================
  TOTAL RETURN(3)                             13.89%   (14.33)%   (23.96)%    (2.35)%     43.40%

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.08%      1.05%      1.01%      1.00%      1.07%
------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                          1.04%      0.96%      0.68%      0.04%      0.14%
------------------------------------------
Portfolio Turnover Rate                         169%       215%       178%       116%       117%
------------------------------------------
Net Assets, End of Period (in thousands)    $301,854   $270,121   $353,399   $371,255   $132,031
-------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
21

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
---------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                                               2003      2002       2001       2000       1999
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $6.66     $7.83     $12.02     $12.99      $9.24
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)              0.03      0.04       0.02      (0.05)     (0.04)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.87     (1.20)     (2.51)     (0.23)      3.94
---------------------------------------------------------------------------------------------------
  Total From Investment Operations             0.90     (1.16)     (2.49)     (0.28)      3.90
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.04)    (0.01)       --          --(2)      --(2)
------------------------------------------
  From Net Realized Gains                       --        --       (1.70)     (0.69)     (0.15)
---------------------------------------------------------------------------------------------------
  Total Distributions                         (0.04)    (0.01)     (1.70)     (0.69)     (0.15)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.52     $6.66      $7.83     $12.02     $12.99
===================================================================================================
  TOTAL RETURN(3)                             13.62%   (14.81)%   (24.45)%    (2.72)%    42.86%

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.53%      1.50%      1.46%      1.45%     1.52%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.59%      0.51%      0.23%    (0.41)%   (0.31)%
------------------------------------------
Portfolio Turnover Rate                         169%       215%       178%       116%      117%
------------------------------------------
Net Assets, End of Period (in thousands)    $239,256   $196,949   $205,483   $181,263   $61,317
---------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
22

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       A CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                                (0.02)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.43
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.53
================================================================================
  TOTAL RETURN(3)                                                       23.44%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.53%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                     (0.40)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                  169%(5)
-------------------------------------------------------------------
 Net Assets, End of Period (in thousands)                             $7,395
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
23

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       B CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                                (0.03)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       1.41
--------------------------------------------------------------------------------
  Total From Investment Operations                                       1.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.48
================================================================================
  TOTAL RETURN(3)                                                       22.62%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.28%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                     (0.51)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                  169%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $513
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30,
2003.

See Notes to Financial Statements.

------
24

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                               2003       2002      2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------
Net Asset Value, Beginning of Period          $6.60      $7.82       $9.16
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Loss(2)                      (0.01)      --(3)      (0.04)
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.86      (1.22)      (1.30)
--------------------------------------------------------------------------------
  Total From Investment Operations             0.85      (1.22)      (1.34)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $7.45      $6.60       $7.82
================================================================================
  TOTAL RETURN(4)                             12.88%    (15.60)%    (14.63)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.28%      2.25%       2.23%(5)
---------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                         (0.16)%    (0.24)%     (0.99)%(5)
---------------------------------------------
Portfolio Turnover Rate                         169%       215%        178%(6)
---------------------------------------------
Net Assets, End of Period (in thousands)     $1,933       $912        $138
--------------------------------------------------------------------------------

(1) June 4, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
25

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------------
  Net Investment Loss(2)                                                (0.01)
-------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.51
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.53
================================================================================
  TOTAL RETURN(3)                                                        7.26%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.78%(4)
-------------------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                     (0.74)%(4)
-------------------------------------------------------------------
Portfolio Turnover Rate                                                  169%(5)
-------------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
26

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of International Growth Fund, one of the funds comprising American Century World Mutual Funds, Inc., as of November 30, 2003,
and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
International Growth Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2004

------
27

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the fund also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                     (continued)

------
28

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (65), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 44

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 12

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                     (continued)

------
29

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to present); Treasurer, American Century
Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
30

Share Class Information

Seven classes of shares are authorized for sale by International Growth:
Investor Class, Institutional Class, Advisor Class, A Class, B Class, C Class,
and R Class. The total expense ratios of Advisor, A, B, C, and R Class shares are higher than that of Investor Class shares. The total expense ratio of
Institutional Class shares is lower. ON JANUARY 31, 2003, INVESTOR CLASS SHARES
BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds and 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

                                                                     (continued)

------
31

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
32

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
33

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.sm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

------
34

Notes

------
35

Notes

------
36

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                COMPANIES

0401                              American Century Investment Services, Inc.
SH-ANN-36705S                     (c)2004 American Century Services Corporation

[front cover]

November 30, 2003

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge]

International Discovery
Emerging Markets
Global Growth
International Opportunities

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You........................................................  1

INTERNATIONAL DISCOVERY

EMERGING MARKETS

GLOBAL GROWTH

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
International Discovery, Emerging Markets, Global Growth, and International
Opportunities funds for the year ended November 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder and Chairman

/s/ James E. Stowers III
James E. Stowers III
Co-Chairman of the Board

------
1

International Discovery - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                                      1 YEAR   5 YEARS  INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                        37.05%   10.42%     13.48%      4/1/1994
--------------------------------------------------------------------------------
CITIGROUP EMI GROWTH WORLD EX-US(1)   38.79%    1.52%      2.20%(2)      --
--------------------------------------------------------------------------------
MSCI EAFE INDEX                       24.22%   -0.78%      3.45%(2)      --
--------------------------------------------------------------------------------
Institutional Class                   37.25%   10.63%     11.22%      1/2/1998
--------------------------------------------------------------------------------
Advisor Class                         36.84%   10.18%      7.29%     4/28/1998
--------------------------------------------------------------------------------

(1)  Formerly Salomon Smith Barney Extended Market Index Growth World ex-US.

(2)  Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS
--------------------------------------------------------------------------------

$10,000 investment made April 1, 1994

--------------------------------------------------------------------------------
ONE-YEAR RETURNS OVER LIFE OF CLASS
--------------------------------------------------------------------------------
Periods ended November 30
--------------------------------------------------------------------------------
                      1994*      1995       1996        1997        1998
--------------------------------------------------------------------------------
Investor Class        7.80%      5.75%     34.06%      17.76%      14.79%
--------------------------------------------------------------------------------
Citigroup EMI
Growth World ex-US   -2.24%      4.41%     14.67%      -8.85%       7.30%
--------------------------------------------------------------------------------
MSCI EAFE Index       3.49%      7.57%     11.76%      -0.40%      16.45%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      1999       2000       2001        2002        2003
--------------------------------------------------------------------------------
Investor Class       65.12%     -1.27%     -20.17%     -8.00%      37.05%
--------------------------------------------------------------------------------
Citigroup EMI
Growth World ex-US   27.50%    -14.20%     -20.23%    -10.96%      38.79%
--------------------------------------------------------------------------------
MSCI EAFE Index      21.10%     -9.67%     -19.13%    -12.50%      24.22%
--------------------------------------------------------------------------------

* From 4/1/94, the Investor Class's inception date. Index data from 3/31/94, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

International Discovery - Portfolio Commentary

[photo of Brian Brady, Trevor Gurwich, and Mark Kopinski]

A portfolio commentary from Brian Brady, Trevor Gurwich, and Mark Kopinski, portfolio managers on the International Discovery investment team.

International Discovery gained 37.05%* during the 12 months ended November 30,
2003, while its benchmark, the Citigroup Extended Market Index (EMI) Growth
World ex-US, returned 38.79%.

The period began with uncertainty about whether American and British forces would invade Iraq. Shortly before the war began, many major market indices in
Europe and Asia slumped. But once war commenced in March, and Baghdad was toppled in April, global sentiment improved and several international markets rebounded. The world's largest markets recorded eight consecutive months of gains, as measured by the Morgan Stanley Capital International World Free Index.

Within that revived economic climate, all but one of International Discovery's sectors contributed to the portfolio.

Health care stocks contributed the most to performance, with every industry in the sector advancing, led by International Discovery's effective selection of drugmakers. Taro Pharmaceuticals, an Israeli manufacturer of generic drugs, made the sector's largest contribution.

The telecommunications sector made the portfolio's second-largest contribution.
Most of the gains came from wireless companies as many benefited from rapid subscription growth and growing demand for cell phones. Among the portfolio's top contributors were Vimpel-Communications, which provides wireless service to
Russia, and Uniden Corp., a Japanese maker of cordless phones and pagers.

TYPES OF INVESTMENTS IN PORTFOLIO
-------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
-------------------------------------------------------------------------------
Common Stocks                            95.5%                 98.1%
-------------------------------------------------------------------------------
Preferred Stocks                          2.1%                   --
-------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    97.6%                 98.1%
-------------------------------------------------------------------------------
Temporary Cash
Investments                               2.4%                  1.9%
-------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
-------------------------------------------------------------------------------
Japan                                    21.9%                  9.8%
-------------------------------------------------------------------------------
United Kingdom                            9.9%                 11.8%
-------------------------------------------------------------------------------
Taiwan
(Republic of China)                       7.1%                  3.4%
-------------------------------------------------------------------------------
India                                     5.2%                  1.2%
-------------------------------------------------------------------------------
Hong Kong                                 5.0%                  1.5%
-------------------------------------------------------------------------------
United States(+)                          4.6%                  7.0%
-------------------------------------------------------------------------------
Germany                                   4.4%                  5.5%
-------------------------------------------------------------------------------
Italy                                     3.8%                  4.3%
-------------------------------------------------------------------------------
Australia                                 3.6%                  7.4%
-------------------------------------------------------------------------------
Canada                                    3.2%                  6.0%
-------------------------------------------------------------------------------
South Korea                               3.2%                  2.3%
-------------------------------------------------------------------------------
France                                    3.2%                  3.7%
-------------------------------------------------------------------------------
Sweden                                    3.2%                  3.6%
-------------------------------------------------------------------------------
Other                                    21.7%                 32.5%
-------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                   (continued)

------
3

International Discovery - Portfolio Commentary

Similarly, select companies that manufacture materials used for telephones advanced, helping boost the basic materials sector. The portfolio's top contributing holding was NOK Corporation, which produces electronic equipment used for mobile phones and personal computers. The portfolio's second-largest contributor was another Japanese manufacturer, JSR Corp., which makes materials used for liquid crystal displays.

Growing confidence in the economy helped investments in consumer cyclicals.
German sporting goods manufacturer Puma advanced as it raised its earnings forecast three times during the period based on increasing footwear sales. The company made the largest contribution in the sector.

Financial stocks advanced as the lowest interest rates in four decades led to strong demand for mortgages and other loans. That boosted banks, such as Anglo
Irish Bank, which reported increased revenues and good credit quality.

Technology, International Discovery's largest sector concentration on average, was boosted by photocopier and printer manufacturer Minolta, which merged with
Konica during the period. But the sector was restrained by videoconferencing equipment maker Tandberg. The Norwegian manufacturer was the portfolio's biggest detractor.

Consumer services advanced as well, led by media holdings. German television and marketing company ProSieben SAT.1 Media contributed the most within this sector.

Industrial stocks were the portfolio's only detracting sector. Despite gains by some industrial parts manufacturers, the sector was dragged down by heavy machinery stocks, the portfolio's largest detracting industry group. Tomra
Systems, a Norwegian maker of machines that collect cans and bottles for recycling, was one of the portfolio's biggest detractors.

As the world economy shows signs of recovery, we believe investment opportunities abound and we plan to follow our time-tested investment process, focusing on companies that we believe are demonstrating sustainable, accelerating growth.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                         AS OF                  AS OF
                                       11/30/03                5/31/03
-------------------------------------------------------------------------------
JSR Corp.                                2.8%                   1.4%
-------------------------------------------------------------------------------
Uniden Corp.                             2.4%                   0.5%
-------------------------------------------------------------------------------
Taro Pharmaceuticals
Industries Ltd.                          2.3%                   1.7%
-------------------------------------------------------------------------------
NOK Corporation                          2.3%                   0.9%
-------------------------------------------------------------------------------
ProSieben SAT.1
Media AG                                 2.1%                    --
-------------------------------------------------------------------------------
Research In Motion Ltd.                  2.0%                   0.9%
-------------------------------------------------------------------------------
Anglo Irish Bank
Corporation                              1.8%                   1.5%
-------------------------------------------------------------------------------
Mitsubishi Securities
Co. Ltd.                                 1.7%                    --
-------------------------------------------------------------------------------
Puma AG Rudolf
Dassler Sport                            1.7%                   1.5%
-------------------------------------------------------------------------------
Gedeon Richter Rt.                       1.6%                   1.3%
-------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                         AS OF                  AS OF
                                       11/30/03                5/31/03
-------------------------------------------------------------------------------
Technology                               18.6%                  13.4%
-------------------------------------------------------------------------------
Financial                                14.9%                  12.9%
-------------------------------------------------------------------------------
Basic Materials                          11.7%                   8.6%
-------------------------------------------------------------------------------
Consumer (Cyclical)                      10.3%                  11.4%
-------------------------------------------------------------------------------
Telecommunications                        8.9%                   7.4%
-------------------------------------------------------------------------------

------
4

International Discovery - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.5%

AUSTRALIA -- 3.6%
--------------------------------------------------------------------------------
     3,081,020   BHP Steel Limited                                  $   11,139
--------------------------------------------------------------------------------
     3,752,690   Computershare Ltd.                                      8,782
--------------------------------------------------------------------------------
     4,578,570   Lihir Gold Limited                                      5,208
--------------------------------------------------------------------------------
       652,420   Macquarie Bank Limited                                 16,063
--------------------------------------------------------------------------------
                                                                        41,192
--------------------------------------------------------------------------------

BELGIUM -- 1.0%
--------------------------------------------------------------------------------
       122,280   Colruyt SA                                             11,490
--------------------------------------------------------------------------------

BERMUDA -- 0.4%
--------------------------------------------------------------------------------
       368,301   Golar LNG Ltd.(1)                                       4,402
--------------------------------------------------------------------------------

CANADA -- 3.2%
--------------------------------------------------------------------------------
       318,550   Bennett Environmental Inc.(1)                           5,565
--------------------------------------------------------------------------------
       547,660   QLT Inc.(1)                                             8,948
--------------------------------------------------------------------------------
       514,280   Research In Motion Ltd.(1)                             23,456
--------------------------------------------------------------------------------
                                                                        37,969
--------------------------------------------------------------------------------

DENMARK -- 1.7%
--------------------------------------------------------------------------------
     1,478,140   GN Store Nord(1)                                        9,389
--------------------------------------------------------------------------------
       170,000   Novozymes A/S Cl B                                      5,947
--------------------------------------------------------------------------------
        85,780   Topdanmark A/S(1)                                       4,342
--------------------------------------------------------------------------------
                                                                        19,678
--------------------------------------------------------------------------------

FINLAND -- 0.6%
--------------------------------------------------------------------------------
       122,350   Kone OYJ                                                6,598
--------------------------------------------------------------------------------

FRANCE -- 3.2%
--------------------------------------------------------------------------------
       154,170   Atos Origin(1)                                         10,169
--------------------------------------------------------------------------------
       398,188   Business Objects SA ADR(1)                             13,579
--------------------------------------------------------------------------------
        24,470   Imerys SA                                               4,842
--------------------------------------------------------------------------------
       115,390   Neopost SA                                              5,812
--------------------------------------------------------------------------------
        25,000   SEB SA                                                  3,052
--------------------------------------------------------------------------------
                                                                        37,454
--------------------------------------------------------------------------------

GERMANY -- 2.3%
--------------------------------------------------------------------------------
       212,030   Continental AG                                          7,392
--------------------------------------------------------------------------------
       123,881   Puma AG Rudolf Dassler Sport                           19,536
--------------------------------------------------------------------------------
                                                                        26,928
--------------------------------------------------------------------------------

GREECE -- 0.7%
--------------------------------------------------------------------------------
       310,500   Alpha Bank A.E.                                         8,185
--------------------------------------------------------------------------------

HONG KONG -- 5.0%
--------------------------------------------------------------------------------
     4,337,000   Cosco Pacific Limited                                   5,724
--------------------------------------------------------------------------------
     1,381,200   DAH Sing Financial                                     10,225
--------------------------------------------------------------------------------
     5,062,000   Espirit Holdings Limited                               16,163
--------------------------------------------------------------------------------
     6,298,000   Hang Lung Properties Ltd.                               7,785
--------------------------------------------------------------------------------
    17,626,000   Sino Land Co.                                           9,191
--------------------------------------------------------------------------------
     3,098,000   Techtronic Industries
                 Company Limited                                         8,496
--------------------------------------------------------------------------------
       712,000   Wheelock & Co. Ltd.                                       834
--------------------------------------------------------------------------------
                                                                        58,418
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                         Value
--------------------------------------------------------------------------------

HUNGARY -- 2.6%
--------------------------------------------------------------------------------
       176,953   Gedeon Richter Rt.                                 $   18,882
--------------------------------------------------------------------------------
       411,000   Mol Magyar Olaj-es Gazipari Rt.                        11,575
--------------------------------------------------------------------------------
                                                                        30,457
--------------------------------------------------------------------------------

INDIA -- 5.2%
--------------------------------------------------------------------------------
       641,351   Bharat Heavy Electricals Limited                        6,251
--------------------------------------------------------------------------------
       306,300   Dr. Reddy's Laboratories Ltd.                           8,510
--------------------------------------------------------------------------------
       302,500   Housing Development
                 Finance Corp.                                           3,651
--------------------------------------------------------------------------------
     1,458,600   Mahindra & Mahindra Ltd.                               11,249
--------------------------------------------------------------------------------
       452,280   Ranbaxy Laboratories Ltd.                              10,100
--------------------------------------------------------------------------------
       932,600   Satyam Computer Services Ltd.                           6,725
--------------------------------------------------------------------------------
       778,000   Tata Iron & Steel Co. Ltd.                              6,137
--------------------------------------------------------------------------------
       970,000   Tata Motors Ltd.                                        8,666
--------------------------------------------------------------------------------
                                                                        61,289
--------------------------------------------------------------------------------

IRELAND -- 3.1%
--------------------------------------------------------------------------------
     1,554,140   Anglo Irish Bank Corporation                           21,061
--------------------------------------------------------------------------------
       136,060   Depfa Bank plc                                         15,615
--------------------------------------------------------------------------------
                                                                        36,676
--------------------------------------------------------------------------------

ISRAEL -- 2.3%
--------------------------------------------------------------------------------
       393,336   Taro Pharmaceuticals Industries(1)                     27,116
--------------------------------------------------------------------------------

ITALY -- 3.8%
--------------------------------------------------------------------------------
     1,107,530   Bulgari SpA                                            10,240
--------------------------------------------------------------------------------
       204,210   e.Biscom(1)                                            13,469
--------------------------------------------------------------------------------
     7,566,580   FinecoGroup SpA(1)                                      5,953
--------------------------------------------------------------------------------
     2,401,403   Gruppo Editoriale L'Espresso                           14,399
--------------------------------------------------------------------------------
                                                                        44,061
--------------------------------------------------------------------------------

JAPAN -- 21.9%
--------------------------------------------------------------------------------
       333,600   Aoyama Trading Co. Ltd.                                 6,380
--------------------------------------------------------------------------------
       215,400   Arisawa Manufacturing
                 Company Limited                                         8,141
--------------------------------------------------------------------------------
       290,000   Fuji Soft ABC Inc.                                      8,048
--------------------------------------------------------------------------------
         2,427   Goodwill Group, Inc. (The)                              5,849
--------------------------------------------------------------------------------
       220,000   Hitachi Construction
                 Machinery Co. Ltd.                                      2,802
--------------------------------------------------------------------------------
     1,513,000   JSR Corp.                                              32,805
--------------------------------------------------------------------------------
     2,391,000   Kawasaki Kisen Kaisha Ltd.                              9,276
--------------------------------------------------------------------------------
       493,500   Konica Minolta Holdings Inc.                            5,839
--------------------------------------------------------------------------------
     1,906,000   Mitsubishi Securities Co. Ltd.                         20,270
--------------------------------------------------------------------------------
       459,000   Nippon Electric Glass Co. Ltd.                          8,590
--------------------------------------------------------------------------------
     1,082,000   Nissan Chemical Industries Ltd.                         9,275
--------------------------------------------------------------------------------
       137,000   Nitori Co. Ltd.                                         8,617
--------------------------------------------------------------------------------
       722,000   NOK Corporation                                        26,497
--------------------------------------------------------------------------------
     4,897,000   Oki Electric Industry Co. Ltd.(1)                      18,508
--------------------------------------------------------------------------------
       632,000   Sanken Electric Co. Ltd.                                8,649
--------------------------------------------------------------------------------
     2,437,000   Shimizu Corp.                                           8,387
--------------------------------------------------------------------------------
     2,359,000   Sumitomo Realty &
                 Development Co. Ltd.                                   18,391
--------------------------------------------------------------------------------
       740,000   Toto Ltd.                                               5,715
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

International Discovery - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                         Value
--------------------------------------------------------------------------------
     1,533,000   Uniden Corp.                                       $   27,668
--------------------------------------------------------------------------------
     2,082,000   Yaskawa Electric Corp.(1)                              13,172
--------------------------------------------------------------------------------
       377,000   Yokogawa Electric Corp.                                 4,915
--------------------------------------------------------------------------------
                                                                       257,794
--------------------------------------------------------------------------------

NETHERLANDS -- 1.3%
--------------------------------------------------------------------------------
     1,189,371   James Hardie Industries N.V.
                 Chess Depositary Interest                               6,179
--------------------------------------------------------------------------------
     4,566,320   Versatel Telecom
                 International N.V.(1)                                   9,309
--------------------------------------------------------------------------------
                                                                        15,488
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 1.0%
--------------------------------------------------------------------------------
    14,388,000   Aluminum Corp. of China Ltd.                            7,456
--------------------------------------------------------------------------------
     6,726,000   Beijing Datang Power
                 Generation Company Ltd.                                 4,200
--------------------------------------------------------------------------------
                                                                        11,656
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 2.5%
--------------------------------------------------------------------------------

     3,500,000   Central Telecommunications
                 Company                                                 1,064
--------------------------------------------------------------------------------
        85,899   Mobile Telesystems ADR                                  7,087
--------------------------------------------------------------------------------
    63,000,000   Uralsvyazinform                                         2,003
--------------------------------------------------------------------------------
       254,547   Vimpel-Communications ADR(1)                           17,686
--------------------------------------------------------------------------------
       575,000   VolgaTelecom                                            1,343
--------------------------------------------------------------------------------
                                                                        29,183
--------------------------------------------------------------------------------

SINGAPORE -- 1.0%
--------------------------------------------------------------------------------
     6,344,000   Neptune Orient Lines(1)                                 7,802
--------------------------------------------------------------------------------
       314,000   Venture Corp. Ltd.                                      3,443
--------------------------------------------------------------------------------
                                                                        11,245
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.8%
--------------------------------------------------------------------------------
     2,174,800   MTN Group Limited(1)                                    8,858
--------------------------------------------------------------------------------

SOUTH KOREA -- 3.2%
--------------------------------------------------------------------------------
       270,090   Daibeck Advanced
                 Materials Co. Ltd.(1)                                   4,636
--------------------------------------------------------------------------------
       331,040   Interflex Co. Ltd.(1)                                   7,925
--------------------------------------------------------------------------------
       270,000   KorAm Bank                                              3,142
--------------------------------------------------------------------------------
        31,840   Nong Shim Co. Ltd.                                      5,928
--------------------------------------------------------------------------------
       214,626   Power Logics Co., Ltd.(1)                               5,834
--------------------------------------------------------------------------------
       100,900   Samsung SDI Co. Ltd.                                   10,232
--------------------------------------------------------------------------------
                                                                        37,697
--------------------------------------------------------------------------------

SWEDEN -- 3.2%
--------------------------------------------------------------------------------
       132,390   Autoliv Inc.                                            4,435
--------------------------------------------------------------------------------
       512,309   Modern Times Group AB Cl B(1)                          10,278
--------------------------------------------------------------------------------
     1,355,000   Swedish Match AB                                       12,202
--------------------------------------------------------------------------------
       197,165   Tele2 AB(1)                                            10,065
--------------------------------------------------------------------------------
                                                                        36,980
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                         Value
--------------------------------------------------------------------------------

SWITZERLAND -- 2.7%
--------------------------------------------------------------------------------
       388,354   Phonak Holding AG                                  $    8,509
--------------------------------------------------------------------------------
        22,784   SGS Societe Generale
                 de Surveillance Holdings SA                            13,389
--------------------------------------------------------------------------------
        36,520   Sulzer AG                                               9,147
--------------------------------------------------------------------------------
                                                                        31,045
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 7.1%
--------------------------------------------------------------------------------
     4,387,748   Acer Inc.                                               6,270
--------------------------------------------------------------------------------
     4,533,000   Chi Mei Optoelectronics Corp.(1)                        5,137
--------------------------------------------------------------------------------
     6,854,000   HannStar Display Corp.(1)                               2,820
--------------------------------------------------------------------------------
    12,276,000   King Yuan Electronics
                 Company Limited(1)                                     12,258
--------------------------------------------------------------------------------
     2,969,300   Novatek Microelectronics Corp., Ltd.                    8,782
--------------------------------------------------------------------------------
     4,294,000   Optimax Technology Corporation                         12,008
--------------------------------------------------------------------------------
     2,395,000   Oriental Union Chemical                                 2,749
--------------------------------------------------------------------------------
    11,799,000   Powerchip Semiconductor Corp.(1)                        5,113
--------------------------------------------------------------------------------
     4,580,000   Powertech Technology Inc.(1)                            6,840
--------------------------------------------------------------------------------
     3,681,000   President Chain Store Corp.                             5,875
--------------------------------------------------------------------------------
    11,227,000   Sinopac Holdings Co.                                    6,082
--------------------------------------------------------------------------------
     9,300,000   Yang Ming Marine Transport                              8,606
--------------------------------------------------------------------------------
                                                                        82,540
--------------------------------------------------------------------------------

UNITED KINGDOM -- 9.9%
--------------------------------------------------------------------------------
    21,551,010   Cookson Group plc(1)                                   13,544
--------------------------------------------------------------------------------
       727,500   Enterprise Inns plc                                    11,717
--------------------------------------------------------------------------------
       839,911   Galen Holdings plc                                     10,557
--------------------------------------------------------------------------------
       624,691   ICAP plc                                               14,521
--------------------------------------------------------------------------------
       666,450   Inchcape plc                                           14,413
--------------------------------------------------------------------------------
     2,439,506   Lastminute.com plc(1)                                  11,342
--------------------------------------------------------------------------------
     1,857,210   LogicaCMG plc                                           8,778
--------------------------------------------------------------------------------
       559,540   RMC Group plc                                           5,901
--------------------------------------------------------------------------------
     1,912,000   United Business Media plc                              16,502
--------------------------------------------------------------------------------
       282,590   Whitbread plc                                           3,511
--------------------------------------------------------------------------------
       879,900   William Hill plc                                        5,924
--------------------------------------------------------------------------------
                                                                       116,710
--------------------------------------------------------------------------------

UNITED STATES -- 2.2%
--------------------------------------------------------------------------------
       729,287   Comverse Technology, Inc.(1)                           14,024
--------------------------------------------------------------------------------
       247,670   DSP Group, Inc.(1)                                      5,966
--------------------------------------------------------------------------------
        80,600   NII Holdings Inc. Cl B(1)                               6,122
--------------------------------------------------------------------------------
                                                                        26,112
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $829,346)                                                      1,117,221
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

International Discovery - Schedule of Investments

NOVEMBER 30, 2003

Shares/Principal Amount                 ($ In Thousands)             Value
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.1%
--------------------------------------------------------------------------------

GERMANY -- 2.1%
--------------------------------------------------------------------------------
     1,494,270   ProSieben SAT.1 Media AG
(Cost $14,786)                                                      $   24,461
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.4%
--------------------------------------------------------------------------------
       $27,800   FNMA Discount Notes, 0.97%,
                 12/1/03(2)
(Cost $27,800)                                                          27,800
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $871,932)                                                     $1,169,482
================================================================================

COLLATERAL RECEIVED FOR SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(U.S. Government Agency obligations),
1.08%, dated 11/28/03, due 12/1/03
(Delivery value $55,005)                                              $ 55,000
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities Corp.,
(U.S. Government Agency obligations), 1.08%,
dated 11/28/03, due 12/1/03
(Delivery value $58,072)                                                58,067
--------------------------------------------------------------------------------
                                                                       113,067
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
       $20,000   Banco Espanol de Credito,
                 SA Time Deposit, 1.14%,
                 2/12/04                                                20,000
--------------------------------------------------------------------------------
        24,956   Dakota Commercial Paper Notes,
                 (Citibank Credit Card), 1.07%, 12/22/03                24,956
--------------------------------------------------------------------------------
        24,012   Ford Credit Floorplan Master Owner Trust,
                 Series 2001-1, Class A, VRN, 1.14%, 12/15/03,
                 resets monthly off the 1-month
                 LIBOR plus 0.09% with no caps                          24,012
--------------------------------------------------------------------------------
        25,000   RACERS(SM), Series 2000-7, Class A3, VRN,
                 1.32%, 12/1/03, resets monthly off the
                 1-month LIBOR plus 0.20% with no caps                  25,000
--------------------------------------------------------------------------------
         5,000   Wachovia Bank N.A. Bank Note, VRN,
                 1.19%, 12/1/03, resets daily off the
                 Federal Funds rate plus 0.19% with no caps              5,000
--------------------------------------------------------------------------------
                                                                        98,968
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $212,035)                                                       $212,035
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------
Basic Materials                                                          11.7%
--------------------------------------------------------------------------------
Commercial Services                                                       6.2%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                      10.3%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                   1.6%
--------------------------------------------------------------------------------
Consumer Services                                                         7.4%
--------------------------------------------------------------------------------
Energy                                                                    1.0%
--------------------------------------------------------------------------------
Financial                                                                14.9%
--------------------------------------------------------------------------------
Health Care                                                               8.7%
--------------------------------------------------------------------------------
Industrials                                                               3.6%
--------------------------------------------------------------------------------
Multi-Industry                                                            1.1%
--------------------------------------------------------------------------------
Technology                                                               18.6%
--------------------------------------------------------------------------------
Telecommunications                                                        8.9%
--------------------------------------------------------------------------------
Transport                                                                 3.1%
--------------------------------------------------------------------------------
Utility                                                                   0.5%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                2.4%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

ADR = American Depositary Receipt

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

RACERS(SM) = Restructured Asset Certificates with Enhanced Returns.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective November 30, 2003.

(1)  Non-income producing.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
7

Emerging Markets - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                      SINCE         INCEPTION
                           1 YEAR       5 YEARS     INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             46.26%        9.43%         1.48%         9/30/1997
--------------------------------------------------------------------------------
MSCI EMF INDEX             40.87%        8.76%        -0.81%             --
--------------------------------------------------------------------------------
Institutional Class        46.43%         --          10.64%         1/28/1999
--------------------------------------------------------------------------------
Advisor Class              45.81%         --           4.45%         5/12/1999
--------------------------------------------------------------------------------
C Class                    44.97%         --          10.92%        12/18/2001
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS
--------------------------------------------------------------------------------

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS
--------------------------------------------------------------------------------
Periods ended November 30
--------------------------------------------------------------------------------
                      1997*     1998    1999     2000     2001     2002    2003
--------------------------------------------------------------------------------
Investor Class      -17.00%   -15.90%  61.03%  -16.73%  -10.28%  -10.86%  46.26%
--------------------------------------------------------------------------------
 MSCI EMF Index     -19.46%   -22.42%  45.49%  -23.63%   -7.37%    4.95%  40.87%
--------------------------------------------------------------------------------

* From 9/30/97, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
8

Emerging Markets - Portfolio Commentary

[photo of Raymond Kong and Michael Donnelly]

A portfolio commentary from Raymond Kong and Michael Donnelly, portfolio managers on the Emerging Markets investment team.

Emerging Markets advanced 46.26%* during the 12 months ended November 30, 2003.
Its benchmark, the Morgan Stanley Capital Emerging Markets Free Index, returned
40.87%. The 182 emerging markets funds tracked by Lipper Inc. rose an average of
40.02% during the fiscal year.

Although the period opened amidst an uncertain backdrop that included an armed conflict in Iraq and a struggling U.S. economy, stocks ended the period on a decidedly positive note. As the year unfolded, emerging market stocks benefited from strengthening commodity prices and rising world equity markets. In the six months since our report on May 31, 2003, the stock markets in the world's developed countries, as measured by the World Free Index, gained 14.66%.

Brazil proved to be Emerging Markets' richest source of absolute performance during the year. A newly installed government has brought increased fiscal stability to this previously struggling region. Lower interest rates, favorable fiscal policies and a stable currency during the period hastened progress for fund holdings Unibanco, a particularly strong contributor earlier in the year, and oil and gas giant Petrol Brasileiros, whose profit growth surged dramatically throughout the period. Brazilian steelmakers Companhia Siderurgica de Tubarao and Usinas Siderurgicas de Minas Gerais also contributed, closing the period among the portfolio's best contributors.

Emerging Markets' stake in Mexican firms also lifted returns. Prospects for accelerating economic expansion and lower interest rates have driven Mexican

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
Common Stocks                            89.7%                 87.3%
--------------------------------------------------------------------------------
Preferred Stocks                          7.0%                  6.6%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    96.7%                 93.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.3%                  6.1%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
South Korea                              17.3%                 16.3%
--------------------------------------------------------------------------------
Taiwan
(Republic of China)                      12.2%                  7.3%
--------------------------------------------------------------------------------
Brazil                                   10.4%                 13.7%
--------------------------------------------------------------------------------
South Africa                             10.3%                  7.0%
--------------------------------------------------------------------------------
Mexico                                    7.7%                  9.7%
--------------------------------------------------------------------------------
India                                     7.4%                  2.4%
--------------------------------------------------------------------------------
People's Republic
of China                                  7.0%                  4.9%
--------------------------------------------------------------------------------
Turkey                                    3.7%                  2.3%
--------------------------------------------------------------------------------
Malaysia                                  3.3%                  1.1%
--------------------------------------------------------------------------------
United States(+)                          3.3%                  7.3%
--------------------------------------------------------------------------------
Other                                    17.4%                 28.0%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

------
9

Emerging Markets - Portfolio Commentary

stocks steadily higher, including those of construction firm Corporacion GEO,
Mexico's largest builder of low-income housing, and TV Azteca, a production and broadcasting company. Both holdings were among our top contributors during the period.

In our semiannual report we highlighted top-performing Russian telecommunications firm Uralsvyazinform, which continued to boost portfolio returns in the second half, as did a Russian wireless provider, Mobile
Telesystems. Norilsk Nickel, a leading Russia-based producer of high-demand nickel, added to returns as well.

Other standout performers included Thailand's Italian Thai Development, a construction firm that oversees large-scale development and construction projects in Southeast Asia, and Total Access Communications, which provides cellular and mobile telephone services throughout Thailand.

Energy holdings yielded mixed results. The portfolio's oil services providers and energy reserves and production firms contributed in absolute terms. However, as oil production increased and the macroeconomic picture improved during the second half of the year, the portfolio's underweight stake in both industries was a liability.

Although the portfolio received absolute contribution from most of the industries to which it was exposed, its limited exposure to semiconductor firms that boosted the index led to relative underperformance. The greatest detractor on a relative basis was ASE Test Limited, which we had in the portfolio, but was not in the index. Decliners in the electrical equipment industry included
Intelligent Digital, a South Korean maker of digital security devices, and You
Eal Electronics, which supplies keypads for wireless telecommunications equipment. We have eliminated our position in each of these names.

In closing, we remain committed to searching for businesses demonstrating accelerating growth that we believe will generate solid results over time.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
Samsung Electronics
Co., Ltd.                                2.7%                   2.2%
--------------------------------------------------------------------------------
TV Azteca SA de CV ADR                   2.0%                   2.2%
--------------------------------------------------------------------------------
Hughes Software
Systems                                  1.9%                   --
--------------------------------------------------------------------------------
JD Group Ltd.                            1.9%                   --
--------------------------------------------------------------------------------
Companhia Siderurgica
de Tubarao                               1.7%                   0.5%
--------------------------------------------------------------------------------
Centrais Eletricas
Brasileiras SA                           1.6%                    --
--------------------------------------------------------------------------------
Iscor Ltd.                               1.6%                    --
--------------------------------------------------------------------------------
Kumba Resources
Limited                                  1.6%                   1.5%
--------------------------------------------------------------------------------
Telkom SA Limited                        1.6%                   0.2%
--------------------------------------------------------------------------------
Korea Electric
Power Corp.                              1.6%                    --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP FIVE SECTORS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
Basic Materials                          19.6%                 12.3%
--------------------------------------------------------------------------------
Telecommunications                       14.2%                  9.5%
--------------------------------------------------------------------------------
Technology                               14.2%                 20.0%
--------------------------------------------------------------------------------
Utility                                   8.7%                  6.5%
--------------------------------------------------------------------------------
Financial                                 8.0%                 12.0%
--------------------------------------------------------------------------------

------
10

Emerging Markets - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 89.7%
--------------------------------------------------------------------------------

ARGENTINA -- 0.5%
--------------------------------------------------------------------------------
       103,219   Telecom Argentina SA ADR(1)                          $    810
--------------------------------------------------------------------------------

BRAZIL -- 3.6%
--------------------------------------------------------------------------------
   186,643,300   Banco do Brasil SA                                      1,557
--------------------------------------------------------------------------------
    25,245,607   Companhia de Saneamento
                 Basico do Estado de Sao Paulo                           1,248
--------------------------------------------------------------------------------
        16,533   Petroleo Brasileiro SA -
                 Petrobras ADR                                             398
--------------------------------------------------------------------------------
        51,164   Tele Norte Leste Participacoes
                 SA ADR                                                    723
--------------------------------------------------------------------------------
        88,974   Unibanco-Uniao de Bancos
                 Brasileiros SA GDR                                      2,056
--------------------------------------------------------------------------------
                                                                         5,982
--------------------------------------------------------------------------------

CHILE -- 1.7%
--------------------------------------------------------------------------------
   321,315,361   CorpBanca SA(1)                                         1,650
--------------------------------------------------------------------------------
       171,949   Enersis SA ADR                                          1,107
--------------------------------------------------------------------------------
                                                                         2,757
--------------------------------------------------------------------------------

EGYPT -- 1.2%
--------------------------------------------------------------------------------
       109,761   Misr International Bank SAE                               525
--------------------------------------------------------------------------------
        34,324   Orascom Construction Industries                           396
--------------------------------------------------------------------------------
       106,717   Orascom Telecom Holding SAE(1)                          1,117
--------------------------------------------------------------------------------
                                                                         2,038
--------------------------------------------------------------------------------

HUNGARY -- 2.4%
--------------------------------------------------------------------------------
        21,749   Gedeon Richter Rt.                                      2,321
--------------------------------------------------------------------------------
        61,022   Mol Magyar Olaj-es Gazipari Rt.                         1,719
--------------------------------------------------------------------------------
                                                                         4,040
--------------------------------------------------------------------------------

INDIA -- 7.4%
--------------------------------------------------------------------------------
        26,900   Bharat Forge Ltd.(1)                                      368
--------------------------------------------------------------------------------
       838,818   Bharti Televentures(1)                                  1,555
--------------------------------------------------------------------------------
       278,000   HCL Technologies Ltd.                                   1,637
--------------------------------------------------------------------------------
       292,200   Hughes Software Systems                                 3,136
--------------------------------------------------------------------------------
        11,800   Infosys Technologies Limited                            1,270
--------------------------------------------------------------------------------
       157,200   Mahindra & Mahindra Ltd.                                1,212
--------------------------------------------------------------------------------
       121,100   Reliance Industries Ltd.                                1,291
--------------------------------------------------------------------------------
       646,451   ZEE Telefilms Ltd.                                      1,830
--------------------------------------------------------------------------------
                                                                        12,299
--------------------------------------------------------------------------------

INDONESIA -- 2.2%
--------------------------------------------------------------------------------
     5,076,000   Bank Rakyat Indonesia(1)                                  627
--------------------------------------------------------------------------------
     2,152,400   Jakarta International Hotel &
                 Development Tbk PT(1)                                     164
--------------------------------------------------------------------------------
     1,040,000   PT Bank Central Asia Tbk(1)                               404
--------------------------------------------------------------------------------
       920,000   PT Indonesian Satellite Corp Tbk                        1,244
--------------------------------------------------------------------------------
     1,597,000   PT Telekomunikasi Indonesia                             1,155
--------------------------------------------------------------------------------
                                                                         3,594
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

ISRAEL -- 2.0%
--------------------------------------------------------------------------------
       126,432   Alvarion Ltd.(1)                                     $  1,245
--------------------------------------------------------------------------------
        56,017   Nice Systems Ltd. ADR(1)                                1,331
--------------------------------------------------------------------------------
       113,563   Partner Communications(1)                                 779
--------------------------------------------------------------------------------
                                                                         3,355
--------------------------------------------------------------------------------

MALAYSIA -- 3.3%
--------------------------------------------------------------------------------
       144,900   Astro All Asia Networks plc(1)                            170
--------------------------------------------------------------------------------
       966,000   IOI Corp. BHD                                           1,856
--------------------------------------------------------------------------------
       403,400   Malaysian Pacific Industries                            1,805
--------------------------------------------------------------------------------
     2,041,000   MK Land Holdings BHD                                    1,241
--------------------------------------------------------------------------------
       254,100   PSC Industries BHD                                        445
--------------------------------------------------------------------------------
                                                                         5,517
--------------------------------------------------------------------------------

MEXICO -- 7.7%
--------------------------------------------------------------------------------
       268,342   Alfa SA de CV                                             811
--------------------------------------------------------------------------------
        41,429   America Movil SA de CV
                 Series L ADR                                            1,062
--------------------------------------------------------------------------------
        32,271   Cemex SA de CV ADR                                        815
--------------------------------------------------------------------------------
     1,990,207   Controladora Comercial
                 Mexicana SA de CV                                       1,837
--------------------------------------------------------------------------------
     1,358,481   Grupo Mexico SA de CV(1)                                2,446
--------------------------------------------------------------------------------
        60,597   Grupo Televisa SA ADR                                   2,475
--------------------------------------------------------------------------------
       378,700   TV Azteca SA de CV ADR                                  3,294
--------------------------------------------------------------------------------
                                                                        12,740
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 7.0%
--------------------------------------------------------------------------------
     2,352,000   Beijing Datang Power Generation
                 Company Ltd.                                            1,469
--------------------------------------------------------------------------------
     3,235,547   China Resources Power
                 Holdings Co.(1)                                         1,208
--------------------------------------------------------------------------------
        21,957   China Telecom Corp. Ltd. ADR                              708
--------------------------------------------------------------------------------
     4,344,000   Jiangxi Copper Co. Ltd.                                 1,636
--------------------------------------------------------------------------------
     2,833,682   Shandong Chenming Paper
                 Holdings Ltd.                                           2,331
--------------------------------------------------------------------------------
     5,448,000   Sinopec Shanghai Petrochemical
                 Company Limited Cl H                                    1,771
--------------------------------------------------------------------------------
     1,922,000   Tianjin Development Holdings                              909
--------------------------------------------------------------------------------
     3,054,000   Xinao Gas Holdings Ltd.(1)                              1,632
--------------------------------------------------------------------------------
                                                                        11,664
--------------------------------------------------------------------------------

POLAND -- 1.3%
--------------------------------------------------------------------------------
       374,414   KGHM Polska Miedz SA(1)                                 2,173
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 2.8%
--------------------------------------------------------------------------------
        13,616   MMC Norilsk Nickel ADR                                    788
--------------------------------------------------------------------------------
    67,035,619   Uralsvyazinform                                         2,132
--------------------------------------------------------------------------------
       735,372   VolgaTelecom                                            1,717
--------------------------------------------------------------------------------
                                                                         4,637
--------------------------------------------------------------------------------

SINGAPORE -- 1.5%
--------------------------------------------------------------------------------
     1,975,000   Neptune Orient Lines(1)                                 2,429
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Emerging Markets - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

SOUTH AFRICA -- 10.3%
--------------------------------------------------------------------------------
        95,638   Anglo American plc                                   $  2,042
--------------------------------------------------------------------------------
       280,069   Foschini Limited                                          812
--------------------------------------------------------------------------------
       731,575   Iscor Ltd.                                              2,677
--------------------------------------------------------------------------------
       497,260   JD Group Ltd.                                           3,113
--------------------------------------------------------------------------------
       456,527   Kumba Resources Limited                                 2,646
--------------------------------------------------------------------------------
       574,682   MTN Group Limited(1)                                    2,341
--------------------------------------------------------------------------------
       780,000   Steinhoff International Holdings Ltd.                     830
--------------------------------------------------------------------------------
       258,424   Telkom SA Limited(1)                                    2,645
--------------------------------------------------------------------------------
                                                                        17,106
--------------------------------------------------------------------------------

SOUTH KOREA -- 17.3%
--------------------------------------------------------------------------------
       299,300   Daewoo Heavy Industries
                 & Machinery Ltd.(1)                                     2,403
--------------------------------------------------------------------------------
       144,100   Hanjin Shipping                                         2,432
--------------------------------------------------------------------------------
       316,340   Hyundai Merchant Marine(1)                              2,306
--------------------------------------------------------------------------------
        87,680   Interflex Co. Ltd.(1)                                   2,099
--------------------------------------------------------------------------------
        51,797   KH Vatec Co., Ltd.                                      2,166
--------------------------------------------------------------------------------
       122,760   Korea Electric Power Corp.                              2,587
--------------------------------------------------------------------------------
        95,500   Korea Zinc Co. Ltd.                                     2,064
--------------------------------------------------------------------------------
        17,710   POSCO                                                   2,105
--------------------------------------------------------------------------------
        11,770   Samsung Electronics                                     4,549
--------------------------------------------------------------------------------
       380,600   Samsung Heavy Industries                                2,183
--------------------------------------------------------------------------------
        33,090   Sekonix Co., Ltd.(1)                                      723
--------------------------------------------------------------------------------
       966,320   Seyang Shipping Co.(1)                                  1,639
--------------------------------------------------------------------------------
        76,060   STX Shipbuilding Co. Ltd.(1)                            1,157
--------------------------------------------------------------------------------
                                                                        28,413
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 12.2%
--------------------------------------------------------------------------------
       338,000   AU Optronics Corp.                                        405
--------------------------------------------------------------------------------
     1,578,300   Career Technology Company Limited(1)                    2,052
--------------------------------------------------------------------------------
     4,018,000   China Manmade Fibers(1)                                 1,894
--------------------------------------------------------------------------------
        71,309   China Steel Corporation GDR(1)                          1,130
--------------------------------------------------------------------------------
     4,828,872   Chung HWA Pulp                                          2,333
--------------------------------------------------------------------------------
       845,000   King Yuan Electronics
                 Company Limited(1)                                        844
--------------------------------------------------------------------------------
     2,535,000   Mega Financial Holding Co. Ltd.                         1,485
--------------------------------------------------------------------------------
       534,300   Novatek Microelectronics Corp., Ltd.                    1,580
--------------------------------------------------------------------------------
       848,000   O-TA Precision Industry Co Ltd.                         1,677
--------------------------------------------------------------------------------
       264,000   Optimax Technology Corporation                            738
--------------------------------------------------------------------------------
       651,800   Quanta Computer Inc.                                    1,536
--------------------------------------------------------------------------------
     2,153,000   Taishin Financial Holdings Co. Ltd.                     1,564
--------------------------------------------------------------------------------
       972,200   Taiwan Semiconductor
                 Manufacturing Co. Ltd.(1)                               1,808
--------------------------------------------------------------------------------
     1,226,000   United Microelectronics Corp.(1)                        1,077
--------------------------------------------------------------------------------
                                                                        20,123
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

THAILAND -- 1.6%
--------------------------------------------------------------------------------
       401,500   Italian-Thai Development PCL(1)                      $  1,026
--------------------------------------------------------------------------------
     2,400,000   Lalin Property Public
                 Company Limited                                           721
--------------------------------------------------------------------------------
       569,600   Mida Assets PCL(1)                                        432
--------------------------------------------------------------------------------
     6,095,900   Millennium Steel PCL(1)                                   434
--------------------------------------------------------------------------------
                                                                         2,613
--------------------------------------------------------------------------------

TURKEY -- 3.7%
--------------------------------------------------------------------------------
   536,223,498   Dogan Yayin Holding(1)                                  1,476
--------------------------------------------------------------------------------
    55,950,314   Eregli Demir ve Celik
                 Fabrikalari TAS(1)                                      1,062
--------------------------------------------------------------------------------
   983,507,418   Tofas Turk Otomobil Fabrik(1)                           1,479
--------------------------------------------------------------------------------
   254,720,062   Trakya CAM Sanayii(1)                                     684
--------------------------------------------------------------------------------
   280,879,458   Turkiye IS Bankasi(1)                                   1,383
--------------------------------------------------------------------------------
                                                                         6,084
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $120,765)                                                        148,374
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 7.0%
--------------------------------------------------------------------------------

BRAZIL -- 6.8%
--------------------------------------------------------------------------------
   190,387,360   Centrais Eletricas Brasileiras SA                       2,688
--------------------------------------------------------------------------------
    44,855,806   Companhia de Gas
                 de Sao Paulo Cl A(1)                                    2,272
--------------------------------------------------------------------------------
   102,533,329   Companhia Siderurgica de Tubarao                        2,760
--------------------------------------------------------------------------------
    91,474,311   Eletropaulo Metropolitana
                 de Sao Paulo SA(1)                                      1,879
--------------------------------------------------------------------------------
   961,187,532   Telemig Celular Participacoes SA                        1,670
--------------------------------------------------------------------------------
                                                                        11,269
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.2%
--------------------------------------------------------------------------------
    15,400,000   Sibirtelecom                                              316
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $8,141)                                                           11,585
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.3%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group, Inc.,
(U.S. Treasury obligations), in a joint trading
account at 1.00%, dated 11/28/2003,
due 12/1/03 (Delivery value $5,500)
(Cost $5,500)                                                            5,500
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $134,406)                                                       $165,459
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------

Repurchase Agreement, BNP Paribas Securities Corp.,
(U.S. Government Agency obligations), 1.08%,
dated 11/28/03, due 12/1/03 (Delivery value $5,127)
(Cost $5,127)                                                           $5,127
================================================================================

See Notes to Financial Statements.                                  (continued)

------
12

Emerging Markets - Schedule of Investments

NOVEMBER 30, 2003

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------
Basic Materials                                                           19.6%
--------------------------------------------------------------------------------
Commercial Services                                                        2.9%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                        7.2%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                    1.4%
--------------------------------------------------------------------------------
Consumer Services                                                          5.7%
--------------------------------------------------------------------------------
Energy                                                                     3.7%
--------------------------------------------------------------------------------
Financial                                                                  8.0%
--------------------------------------------------------------------------------
Health Care                                                                1.4%
--------------------------------------------------------------------------------
Industrials                                                                3.4%
--------------------------------------------------------------------------------
Multi-Industry                                                             1.0%
--------------------------------------------------------------------------------
Technology                                                                14.2%
--------------------------------------------------------------------------------
Telecommunications                                                        14.2%
--------------------------------------------------------------------------------
Transport                                                                  5.3%
--------------------------------------------------------------------------------
Utility                                                                    8.7%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                 3.3%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1)  Non-income producing.

(2)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
13

Global Growth - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------
                                            AVERAGE ANNUAL
                                               RETURNS
-------------------------------------------------------------------------------
                                                SINCE            INCEPTION
                                 1 YEAR       INCEPTION             DATE
-------------------------------------------------------------------------------
INVESTOR CLASS                 20.22%           7.75%            12/1/1998
-------------------------------------------------------------------------------
MSCI WORLD FREE INDEX          19.17%          -1.05%(1)             --
-------------------------------------------------------------------------------
Institutional Class            20.52%          -9.27%             8/1/2000
-------------------------------------------------------------------------------
Advisor Class                  19.96%           5.36%             2/5/1999
-------------------------------------------------------------------------------
C Class                        19.07%           2.12%             3/1/2002
-------------------------------------------------------------------------------

(1)  Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER LIFE OF CLASS
--------------------------------------------------------------------------------

$10,000 investment made December 1, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS
--------------------------------------------------------------------------------
Periods ended November 30
--------------------------------------------------------------------------------
                                1999*     2000      2001      2002      2003
--------------------------------------------------------------------------------
Investor Class                 66.60%     8.81%   -23.62%   -12.78%    20.22%
--------------------------------------------------------------------------------
MSCI World Free Index          21.11%    -7.64%   -16.01%   -15.27%    19.17%
--------------------------------------------------------------------------------

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
14

Global Growth - Portfolio Commentary

[photo of Matt Hudson and Henrik Strabo]

A portfolio commentary from Matt Hudson and Henrik Strabo, portfolio managers on the Global Growth investment team.

Global Growth advanced 20.22%* during the year ending November 30, 2003, outperforming its benchmark, the Morgan Stanley Capital International World Free
Index, which returned 19.17%.

Many markets around the world advanced during the period as evidence of economic recovery in the United States, Europe and Asia lifted business and consumer confidence. The signs included expanding manufacturing activity in the U.S., and improving industrial production in Europe and Asia. Demand for services in the world's major economies also showed strength, with Europe's service industry expanding at the fastest pace in more than a year.

Against this backdrop, all but one of Global Growth's sectors advanced, with technology holdings making the largest contribution to the portfolio. The portfolio's complement of Internet companies led tech's advance, with E*Trade
Financial Corp. topping the list of contributors. E*Trade, the online discount brokerage, benefited from increased trading activity in the equity markets.

Elsewhere in the technology sector, the portfolio's holdings in the semiconductor industry advanced as companies that make computer chips benefited from strong demand for chips used in digital consumer products. The industry also provided the stock that made the largest contribution to the portfolio during the fiscal year, U.S. chipmaker Intel Corp.

The next biggest boost to the portfolio came from the telecommunications sector, where wireless companies--Global Growth's second-largest industry stake--led the way. Nextel Communications in the U.S. and

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
U.S. Common Stocks                       42.8%                 52.3%
--------------------------------------------------------------------------------
Foreign Common Stocks                    54.7%                 46.6%
--------------------------------------------------------------------------------
Preferred Stocks                          2.0%                   --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.5%                 98.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.5%                  1.1%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
United States(+)                         43.3%                 53.4%
--------------------------------------------------------------------------------
Japan                                    12.5%                  7.3%
--------------------------------------------------------------------------------
United Kingdom                            7.5%                  5.4%
--------------------------------------------------------------------------------
Germany                                   6.2%                  3.1%
--------------------------------------------------------------------------------
France                                    5.1%                  4.8%
--------------------------------------------------------------------------------
Switzerland                               3.6%                  1.5%
--------------------------------------------------------------------------------
Australia                                 2.9%                  3.8%
--------------------------------------------------------------------------------
Other                                    18.9%                 20.7%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                     (continued)

------
15

Global Growth - Portfolio Commentary

Russia's Vimpel-Communications made the largest contributions. Nextel advanced on rising demand for its push-to-talk service, and an increasing number of subscribers. The company also benefited from high revenue per user. Vimpel,
Russia's second-largest mobile-phone company by subscribers, benefited from a boost in demand for mobile phones. Holdings among wireless firms delivered the portfolio's best performance by an industry during the fiscal year.

Companies that make medical products and supplies also registered healthy returns, with two landing on Global Growth's list of top-10 contributing securities during the fiscal year. The first, Boston Scientific Corp., a top-10 holding at period's end, accounted for the industry's greatest contribution. The second, eResearch Technology Inc., provides monitoring of patients involved in drug companies' clinical trials. Overall, health care holdings made the third-largest contribution to the portfolio.

In the financial sector, Global Growth also fared well. Banks, which represented the portfolio's largest industry stake on average during the fiscal year, turned in the financial sector's best performance. The most contribution came from
France's Societe Generale, a top-10 holding at period's end, followed by the
Halifax Bank of Scotland. The financial services industry also advanced, with
Australia's Macquarie Bank leading the list of contributors.

Only one sector, consumer cyclical, detracted from performance during the fiscal year. The department store industry led the retreat, with Game Group, a video-game retailer in the United Kingdom, detracting most. We eliminated the position.

In conclusion, we remain committed to our long-standing process of identifying companies demonstrating fundamental strength and sustainable improvement in their businesses. The Global Growth team is focused on finding the best investment opportunities for our portfolio.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
Cisco Systems Inc.                       1.8%                   1.0%
--------------------------------------------------------------------------------
Nextel
Communications, Inc.                     1.7%                   1.0%
--------------------------------------------------------------------------------
Intel Corporation                        1.6%                   1.3%
--------------------------------------------------------------------------------
EMC Corporation                          1.6%                   1.4%
--------------------------------------------------------------------------------
Citigroup Inc.                           1.5%                   1.5%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                1.5%                   0.9%
--------------------------------------------------------------------------------
Pfizer, Inc.                             1.5%                   0.7%
--------------------------------------------------------------------------------
Societe Generale Cl A                    1.4%                   0.6%
--------------------------------------------------------------------------------
Boston Scientific Corp.                  1.4%                   1.3%
--------------------------------------------------------------------------------
JSR Corp.                                1.3%                   0.8%
--------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
Financial                               23.4%                  24.6%
--------------------------------------------------------------------------------
Technology                              20.5%                  16.2%
--------------------------------------------------------------------------------
Health Care                             14.5%                  14.4%
--------------------------------------------------------------------------------
Consumer (Cyclical)                      6.9%                   3.4%
--------------------------------------------------------------------------------
Telecommunications                       6.3%                  10.5%
--------------------------------------------------------------------------------

------
16

Global Growth - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.5%
--------------------------------------------------------------------------------

AUSTRALIA -- 2.9%
--------------------------------------------------------------------------------
       171,295   BHP Billiton Limited                                 $  1,399
--------------------------------------------------------------------------------
     1,852,482   Lihir Gold Limited                                      2,107
--------------------------------------------------------------------------------
       101,600   Macquarie Bank Limited                                  2,501
--------------------------------------------------------------------------------
       570,000   Qantas Airways Limited                                  1,375
--------------------------------------------------------------------------------
                                                                         7,382
--------------------------------------------------------------------------------

BELGIUM -- 0.5%
--------------------------------------------------------------------------------
        27,000   Mobistar SA(1)                                          1,412
--------------------------------------------------------------------------------

BERMUDA -- 0.5%
--------------------------------------------------------------------------------
        47,228   Axis Capital Holdings Limited                           1,348
--------------------------------------------------------------------------------

CANADA -- 1.7%
--------------------------------------------------------------------------------
        66,600   EnCana Corp.                                            2,444
--------------------------------------------------------------------------------
       116,800   QLT Inc.(1)                                             1,908
--------------------------------------------------------------------------------
                                                                         4,352
--------------------------------------------------------------------------------

CAYMAN ISLANDS -- 0.5%
--------------------------------------------------------------------------------
        65,000   Seagate Technology                                      1,284
--------------------------------------------------------------------------------

ESTONIA -- 0.5%
--------------------------------------------------------------------------------
        58,300   Hansabank Ltd.                                          1,331
--------------------------------------------------------------------------------

FINLAND -- 0.6%
--------------------------------------------------------------------------------
       164,000   Fortum Oyj                                              1,643
--------------------------------------------------------------------------------

FRANCE -- 5.1%
--------------------------------------------------------------------------------
       115,000   Alcatel SA(1)                                           1,502
--------------------------------------------------------------------------------
        91,171   Axa                                                     1,753
--------------------------------------------------------------------------------
        76,076   France Telecom SA(1)                                    1,962
--------------------------------------------------------------------------------
        68,500   Publicis Groupe                                         2,165
--------------------------------------------------------------------------------
         9,880   Sanofi-Synthelabo SA                                      669
--------------------------------------------------------------------------------
        45,300   Societe Generale Cl A                                   3,629
--------------------------------------------------------------------------------
       211,266   Wanadoo(1)                                              1,624
--------------------------------------------------------------------------------
                                                                        13,304
--------------------------------------------------------------------------------

GERMANY -- 5.2%
--------------------------------------------------------------------------------
        66,600   Commerzbank AG                                          1,289
--------------------------------------------------------------------------------
        25,400   Deutsche Boerse AG                                      1,280
--------------------------------------------------------------------------------
       124,298   Deutsche Telekom(1)                                     2,064
--------------------------------------------------------------------------------
        24,500   Linde AG                                                1,186
--------------------------------------------------------------------------------
        13,340   Puma AG Rudolf Dassler Sport                            2,104
--------------------------------------------------------------------------------
        10,800   SAP AG                                                  1,660
--------------------------------------------------------------------------------
        26,950   Siemens AG                                              1,967
--------------------------------------------------------------------------------
       159,837   T-Online International AG(1)                            1,997
--------------------------------------------------------------------------------
                                                                        13,547
--------------------------------------------------------------------------------

HUNGARY -- 0.6%
--------------------------------------------------------------------------------
        15,500   Gedeon Richter Rt.                                      1,654
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

INDIA -- 1.0%
--------------------------------------------------------------------------------
        45,900   Dr. Reddy's Laboratories Ltd.                        $  1,275
--------------------------------------------------------------------------------
        54,300   Housing Development Finance Corp.                         655
--------------------------------------------------------------------------------
        70,500   Maruti Udyog Ltd.(1)                                      531
--------------------------------------------------------------------------------
                                                                         2,461
--------------------------------------------------------------------------------

IRELAND -- 0.8%
--------------------------------------------------------------------------------
        18,390   Depfa Bank plc                                          2,111
--------------------------------------------------------------------------------

ISRAEL -- 1.0%
--------------------------------------------------------------------------------
        44,428   Teva Pharmaceutical
                 Industries Ltd. ADR                                     2,676
--------------------------------------------------------------------------------

ITALY -- 0.6%
--------------------------------------------------------------------------------
        99,500   Banco Popolare di Verona
                 e Novara Scrl                                           1,642
--------------------------------------------------------------------------------

JAPAN -- 12.5%
--------------------------------------------------------------------------------
        29,000   Canon, Inc.                                             1,340
--------------------------------------------------------------------------------
        94,000   Chugai Pharmaceutical Co. Ltd.                          1,270
--------------------------------------------------------------------------------
           496   Dentsu Inc.                                             2,105
--------------------------------------------------------------------------------
        31,600   Fanuc Ltd.                                              1,858
--------------------------------------------------------------------------------
        48,400   Fast Retailing Company Limited                          2,855
--------------------------------------------------------------------------------
        22,100   Hoya Corp.                                              1,937
--------------------------------------------------------------------------------
       158,000   JSR Corp.                                               3,426
--------------------------------------------------------------------------------
        37,353   NEC Electronics Corp.(1)                                2,595
--------------------------------------------------------------------------------
        13,800   Nidec Corporation                                       1,369
--------------------------------------------------------------------------------
       175,000   Nissan Motor Co., Ltd.                                  2,000
--------------------------------------------------------------------------------
           607   NTT DoCoMo, Inc.                                        1,308
--------------------------------------------------------------------------------
        22,400   ORIX Corporation                                        1,642
--------------------------------------------------------------------------------
        79,400   Pioneer Corp.                                           2,030
--------------------------------------------------------------------------------
       131,000   Sharp Corp.                                             1,960
--------------------------------------------------------------------------------
           285   Sumitomo Mitsui Financial
                 Group Inc.                                              1,392
--------------------------------------------------------------------------------
        26,100   Tokyo Electron Ltd.                                     1,847
--------------------------------------------------------------------------------
            80   Yahoo Japan Corporation(1)                              1,052
--------------------------------------------------------------------------------
                                                                        31,986
--------------------------------------------------------------------------------

NETHERLANDS -- 1.7%
--------------------------------------------------------------------------------
       130,400   ING Groep N.V.                                          2,795
--------------------------------------------------------------------------------
       297,100   James Hardie Industries N.V.
                 Chess Depositary Interest                               1,543
--------------------------------------------------------------------------------
                                                                         4,338
--------------------------------------------------------------------------------

NORWAY -- 0.7%
--------------------------------------------------------------------------------
       103,000   Schibsted ASA                                           1,752
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 0.5%
--------------------------------------------------------------------------------
     3,850,000   China Telecom Corporation Limited                       1,239
--------------------------------------------------------------------------------

PUERTO RICO -- 0.5%
--------------------------------------------------------------------------------
        27,600   Doral Financial Corp.                                   1,396
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
17

Global Growth - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 1.6%
--------------------------------------------------------------------------------
     2,954,950   Central Telecommunications
                 Company                                              $    898
--------------------------------------------------------------------------------
        11,140   Mobile Telesystems ADR                                    919
--------------------------------------------------------------------------------
    11,500,000   Sibirtelecom                                              354
--------------------------------------------------------------------------------
    29,500,000   Uralsvyazinform                                           938
--------------------------------------------------------------------------------
       101,471   YUKOS                                                   1,153
--------------------------------------------------------------------------------
                                                                         4,262
--------------------------------------------------------------------------------

SOUTH KOREA -- 2.0%
--------------------------------------------------------------------------------
       179,360   Daewoo Heavy Industries
                 & Machinery Ltd.(1)                                     1,440
--------------------------------------------------------------------------------
        35,000   Kookmin Bank                                            1,236
--------------------------------------------------------------------------------
         6,560   Samsung Electronics                                     2,536
--------------------------------------------------------------------------------
                                                                         5,212
--------------------------------------------------------------------------------

SWEDEN -- 0.5%
--------------------------------------------------------------------------------
        45,000   Volvo AB Cl B                                           1,302
--------------------------------------------------------------------------------

SWITZERLAND -- 3.6%
--------------------------------------------------------------------------------
       374,306   ABB Limited(1)                                          1,837
--------------------------------------------------------------------------------
        54,620   Compagnie Financiere Richemont AG                       1,353
--------------------------------------------------------------------------------
         3,630   Julius Baer Holding AG                                  1,155
--------------------------------------------------------------------------------
        22,000   Novartis AG                                               930
--------------------------------------------------------------------------------
        14,000   Roche Holding AG                                        1,263
--------------------------------------------------------------------------------
        41,922   UBS AG                                                  2,701
--------------------------------------------------------------------------------
                                                                         9,239
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 2.1%
--------------------------------------------------------------------------------
       673,500   Novatek Microelectronics Corp., Ltd.                    1,992
--------------------------------------------------------------------------------
       416,000   Optimax Technology Corporation                          1,163
--------------------------------------------------------------------------------
     1,278,000   Taiwan Semiconductor
                 Manufacturing Co. Ltd.(1)                               2,376
--------------------------------------------------------------------------------
                                                                         5,531
--------------------------------------------------------------------------------

UNITED KINGDOM -- 7.5%
--------------------------------------------------------------------------------
       225,270   Abbey National plc                                      2,070
--------------------------------------------------------------------------------
        83,500   BOC Group plc                                           1,165
--------------------------------------------------------------------------------
       359,400   BP plc                                                  2,511
--------------------------------------------------------------------------------
       170,000   British Sky Broadcasting plc(1)                         1,973
--------------------------------------------------------------------------------
        58,670   GlaxoSmithKline plc                                     1,324
--------------------------------------------------------------------------------
        90,924   HBOS plc                                                1,143
--------------------------------------------------------------------------------
       120,640   Reckitt Benckiser plc                                   2,636
--------------------------------------------------------------------------------
       137,300   Standard Chartered plc                                  2,168
--------------------------------------------------------------------------------
       840,818   Vodafone Group plc                                      1,933
--------------------------------------------------------------------------------
       247,849   WPP Group plc                                           2,377
--------------------------------------------------------------------------------
                                                                        19,300
--------------------------------------------------------------------------------

UNITED STATES -- 42.8%
--------------------------------------------------------------------------------
        37,000    3M Co.                                                 2,924
-----------------------------------------------------------------------------------
        52,080    Amdocs Ltd.(1)                                         1,303
-----------------------------------------------------------------------------------
        58,200    American Express Co.                                   2,660
-----------------------------------------------------------------------------------
        30,400    American International Group, Inc.                     1,762
-----------------------------------------------------------------------------------
        45,500    Amgen Inc.(1)                                          2,617
-----------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

        17,000   Bank of America Corp.                                $  1,282
--------------------------------------------------------------------------------
        98,000   Boston Scientific Corp.(1)                              3,517
--------------------------------------------------------------------------------
        53,300   Broadcom Corp.(1)                                       1,942
--------------------------------------------------------------------------------
        47,900   Celgene Corp.(1)                                        2,190
--------------------------------------------------------------------------------
        15,200   Chicago Mercantile Exchange                             1,041
--------------------------------------------------------------------------------
       203,300   Cisco Systems Inc.(1)                                   4,607
--------------------------------------------------------------------------------
        83,900   Citigroup Inc.                                          3,947
--------------------------------------------------------------------------------
        37,400   Clorox Company                                          1,755
--------------------------------------------------------------------------------
        35,800   Corinthian Colleges, Inc.(1)                            2,289
--------------------------------------------------------------------------------
        36,000   Corporate Executive
                 Board Co. (The)(1)                                      1,750
--------------------------------------------------------------------------------
        25,200   Danaher Corp.                                           2,097
--------------------------------------------------------------------------------
        74,000   Dell Inc.(1)                                            2,553
--------------------------------------------------------------------------------
        55,610   Digital River Inc.(1)                                   1,280
--------------------------------------------------------------------------------
       190,700   E*TRADE Group Inc.(1)                                   2,065
--------------------------------------------------------------------------------
       298,900   EMC Corp.(1)                                            4,107
--------------------------------------------------------------------------------
        66,000   Exxon Mobil Corp.                                       2,387
--------------------------------------------------------------------------------
        90,300   General Electric Co.                                    2,589
--------------------------------------------------------------------------------
        33,500   Gilead Sciences, Inc.(1)                                1,966
--------------------------------------------------------------------------------
        27,700   Harrah's Entertainment, Inc.                            1,326
--------------------------------------------------------------------------------
        34,300   Ingersoll-Rand Company                                  2,138
--------------------------------------------------------------------------------
       126,800   Intel Corp.                                             4,238
--------------------------------------------------------------------------------
       101,200   InterActiveCorp(1)                                      3,325
--------------------------------------------------------------------------------
        36,000   Intuit Inc.(1)                                          1,811
--------------------------------------------------------------------------------
        22,280   Invitrogen Corp.(1)                                     1,519
--------------------------------------------------------------------------------
        37,500   Kohl's Corp.(1)                                         1,812
--------------------------------------------------------------------------------
        50,300   Leapfrog Enterprises Inc.(1)                            1,579
--------------------------------------------------------------------------------
        35,400   Lehman Brothers Holdings Inc.                           2,556
--------------------------------------------------------------------------------
        34,550   Lowe's Companies, Inc.                                  2,014
--------------------------------------------------------------------------------
        40,000   Manor Care, Inc.                                        1,413
--------------------------------------------------------------------------------
        31,800   Nabors Industries Ltd.(1)                               1,180
--------------------------------------------------------------------------------
        42,361   National Financial Partners Corp.(1)                    1,072
--------------------------------------------------------------------------------
        64,414   Netgear Inc.(1)                                           869
--------------------------------------------------------------------------------
       169,470   Nextel Communications, Inc.(1)                          4,292
--------------------------------------------------------------------------------
        39,100   Omnicare, Inc.                                          1,561
--------------------------------------------------------------------------------
       113,250   Pfizer, Inc.                                            3,800
--------------------------------------------------------------------------------
        40,100   Procter & Gamble Co. (The)                              3,859
--------------------------------------------------------------------------------
        52,656   Prudential Financial Inc.                               2,059
--------------------------------------------------------------------------------
        38,300   ResMed Inc.(1)                                          1,494
--------------------------------------------------------------------------------
        88,300   Sovereign Bancorp Inc.                                  2,001
--------------------------------------------------------------------------------
        26,300   Tiffany & Co.                                           1,193
--------------------------------------------------------------------------------
        28,000   United Parcel Service, Inc. Cl B                        2,038
--------------------------------------------------------------------------------
        47,500   UnitedHealth Group Incorporated                         2,560
--------------------------------------------------------------------------------
        32,800   Viacom, Inc. Cl B                                       1,290
--------------------------------------------------------------------------------
        25,000   Wells Fargo & Co.                                       1,433
--------------------------------------------------------------------------------
        31,650   Yahoo! Inc.(1)                                          1,360
--------------------------------------------------------------------------------
                                                                       110,422
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $196,238)                                                        252,126
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
18

Global Growth - Schedule of Investments

NOVEMBER 30, 2003

Shares/Principal Amount                 ($ In Thousands)                Value
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 2.0%
--------------------------------------------------------------------------------

BRAZIL -- 1.0%
--------------------------------------------------------------------------------
    31,795,040   Banco Itau Holding Financeira SA                     $  2,626
--------------------------------------------------------------------------------

GERMANY -- 1.0%
--------------------------------------------------------------------------------
       150,900   ProSieben SAT.1 Media AG                                2,470
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $4,101)                                                            5,096
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.5%
--------------------------------------------------------------------------------
        $1,400   FNMA Discount Notes,
                 0.97%, 12/1/03(2)
(Cost $1,400)                                                            1,400
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $201,739)                                                       $258,622
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities Corp.,
(U.S. Government Agency obligations), 1.08%, dated 11/28/03, due 12/1/03 (Delivery value $18,009)
(Cost $18,007)                                                         $18,007
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------
Basic Materials                                                            4.8%
--------------------------------------------------------------------------------
Commercial Services                                                        5.0%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                        6.9%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                    3.2%
--------------------------------------------------------------------------------
Consumer Services                                                          4.9%
--------------------------------------------------------------------------------
Energy                                                                     4.3%
--------------------------------------------------------------------------------
Financial                                                                 23.4%
--------------------------------------------------------------------------------
Health Care                                                               14.5%
--------------------------------------------------------------------------------
Industrials                                                                3.4%
--------------------------------------------------------------------------------
Technology                                                                20.5%
--------------------------------------------------------------------------------
Telecommunications                                                         6.3%
--------------------------------------------------------------------------------
Transport                                                                  1.3%
--------------------------------------------------------------------------------
Utility                                                                    1.0%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                 0.5%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

ADR = American Depositary Receipt

FNMA = Federal National Mortgage Association

(1)  Non-income producing.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
19

International Opportunities - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
-------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL
                                                       RETURNS
-------------------------------------------------------------------------------
                                                        SINCE       INCEPTION
                                           1 YEAR     INCEPTION       DATE
-------------------------------------------------------------------------------
INVESTOR CLASS                             61.54%      18.54%        6/1/2001
-------------------------------------------------------------------------------
CITIGROUP EMI GROWTH WORLD EX-US(1)        38.79%       2.23%(2)        --
-------------------------------------------------------------------------------
Institutional Class                          --        58.96%(3)     1/9/2003
-------------------------------------------------------------------------------

(1)  Formerly Salomon Smith Barney Extended Market Index Growth World ex-US.

(2)  Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(3)  Returns less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF CLASS
--------------------------------------------------------------------------------

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
--------------------------------------------------------------------------------
Periods ended November 30
--------------------------------------------------------------------------------
                                                   2001*      2002       2003
--------------------------------------------------------------------------------
Investor Class                                    -2.60%     -2.87%     61.54%
--------------------------------------------------------------------------------
Citigroup EMI Growth World ex-US                 -14.51%    -10.96%     38.79%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
20

International Opportunities - Portfolio Commentary

[photo of Lynette Schroeder and Henrik Strabo]

A portfolio commentary from Lynette Schroeder, portfolio manager, and Henrik
Strabo, CIO International Equities, on the International Opportunities
investment team.

International Opportunities climbed 61.54%* during the 12 months ended November
30, 2003, far outdistancing its benchmark, the Citigroup Extended Market Index
(EMI) Growth World ex- US, which returned 38.79%. The portfolio's performance compares favorably to that of its peers: The 99 small-cap international growth funds tracked by Lipper Inc. rose an average of 43.77%.

World markets advanced during the period covered by this report, as evidence of global economic recovery emerged. The fall of the Iraqi regime and the abatement of the SARS epidemic relieved uncertainty, and as the period progressed, positive economic data from nations around the globe increasingly bolstered sentiment and encouraged investors to participate in the equity markets.

Those developments set a positive tone, and against that backdrop, International
Opportunities received positive contribution from every sector stake during the fiscal year.

Our overweight position in the telecommunications sector delivered the biggest contribution both to absolute results and performance against the benchmark. The bulk of absolute returns came from the wireless industry, where most of the telecom stake was focused over the period. Several positions, including
Thailand's Total Access and Russia's Uralsvyasinform, were among the portfolio's top contributing stocks for the year. Exposure to traditional telephone companies yielded another top stock, the Netherlands' Versatel Telecom,

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Common Stocks                              93.2%                  94.3%
--------------------------------------------------------------------------------
Preferred Stocks                            3.6%                   2.8%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                      96.8%                  97.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                 3.2%                   2.9%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Japan                                      27.2%                  16.8%
--------------------------------------------------------------------------------
Canada                                      7.1%                   7.8%
--------------------------------------------------------------------------------
Taiwan
(Republic of China)                         7.1%                   1.4%
--------------------------------------------------------------------------------
Germany                                     6.0%                  10.6%
--------------------------------------------------------------------------------
Singapore                                   5.9%                   1.3%
--------------------------------------------------------------------------------
Brazil                                      5.1%                   1.6%
--------------------------------------------------------------------------------
India                                       4.4%                    --
--------------------------------------------------------------------------------
United States(+)                            3.2%                   3.4%
--------------------------------------------------------------------------------
Australia                                   3.1%                   5.4%
--------------------------------------------------------------------------------
Norway                                      2.8%                    --
--------------------------------------------------------------------------------
People's Republic
of China                                    2.5%                   4.8%
--------------------------------------------------------------------------------
Denmark                                     2.4%                   5.0%
--------------------------------------------------------------------------------
United Kingdom                              2.0%                   7.5%
--------------------------------------------------------------------------------
Other                                      21.2%                  34.4%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
21

International Opportunities - Portfolio Commentary

one of our largest positions on average during the period. The company announced during the year that it would show improving profits in 2003.

The basic materials sector, the portfolio's second-largest stake, delivered solid positive contribution. Mining and metals companies were the strongest performers, especially during the second half of the period, and both Brazil's
Usinas Siderurgicas de Minas Gerais and Australia's Jubilee Mines bolstered results. Elsewhere in the sector, Hong Kong's Anhui Conch Cement also advanced.

International Opportunities' exposure to the consumer cyclicals sector -- the portfolio's largest average weighting overall -- provided substantial lift to performance. Stock selection among consumer durables companies was especially advantageous, and this group delivered the best finish in the sector, with Hong
Kong's Techtronic Industries among the year's top contributors.

The portfolio's positions in the technology, transportation and industrials sectors, all of which had dampened returns in the first six months of the year, reversed course and provided positive contribution during the second half. Of these, our technology stake made the most progress during that time.
Semiconductor firms, which detracted early in the period, helped the tech turnaround and contributed in the second half, including Canada's Cinram
International, a DVD manufacturer. One of the portfolio's Internet holdings,
Germany's Freenet.de -- a top contributor in the first half -- again made a strong showing in the second.

However, there were some disappointments in this otherwise positive environment.
Computer hardware companies detracted for the period. Norway's Tandberg, not to be confused with top-10 holding Tandberg Television, led declines among the portfolio's holdings in the industry. We eliminated the position.

While we can never predict the courses of the global economy and international markets, we plan to stand by our discipline of seeking small, international companies demonstrating acceleration in earnings because we believe they offer our investors the potential for handsome reward over time.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Tamron Co., Ltd.                             2.3%                  0.8%
--------------------------------------------------------------------------------
Peyto Energy Trust                           2.0%                   --
--------------------------------------------------------------------------------
First Engineering Limited                    1.9%                   --
--------------------------------------------------------------------------------
SEZ Holding AG                               1.9%                   --
--------------------------------------------------------------------------------
Usinas Siderurgicas
de Minas Gerais SA Cl A                      1.8%                  1.5%
--------------------------------------------------------------------------------
Techtronic Industries
Company Limited                              1.8%                  2.2%
--------------------------------------------------------------------------------
Tandberg Television ASA                      1.8%                   --
--------------------------------------------------------------------------------
IPSOS                                        1.7%                   --
--------------------------------------------------------------------------------
Sadia SA                                     1.7%                   --
--------------------------------------------------------------------------------
Hughes Software
Systems                                      1.7%                   --
--------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF NOVEMBER 30, 2003

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/03               5/31/03
--------------------------------------------------------------------------------
Technology                                  14.5%                  9.9%
--------------------------------------------------------------------------------
Basic Materials                             12.7%                 12.7%
--------------------------------------------------------------------------------
Consumer (Cyclical)                         12.5%                 17.6%
--------------------------------------------------------------------------------
Industrials                                 12.3%                  2.5%
--------------------------------------------------------------------------------
Telecommunications                          10.1%                  9.4%
--------------------------------------------------------------------------------

------
22

International Opportunities - Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 93.2%
--------------------------------------------------------------------------------

AUSTRALIA -- 3.1%
--------------------------------------------------------------------------------
       448,993   Jubilee Mines NL                                      $ 1,307
--------------------------------------------------------------------------------
     1,056,086   Portman Limited                                         1,148
--------------------------------------------------------------------------------
                                                                         2,455
--------------------------------------------------------------------------------

BRAZIL -- 1.5%
--------------------------------------------------------------------------------
        34,942   Telemig Celular
                 Participacoes SA ADR                                    1,210
--------------------------------------------------------------------------------

CANADA -- 7.1%
--------------------------------------------------------------------------------
        68,426   Bennett Environmental Inc.(1)                           1,195
--------------------------------------------------------------------------------
        55,229   Cinram International Inc.                               1,162
--------------------------------------------------------------------------------
        60,915   Extendicare Inc.(1)                                       592
--------------------------------------------------------------------------------
       222,369   HIP Interactive Corporation(1)                            574
--------------------------------------------------------------------------------
        27,853   Home Capital Group Inc.                                   626
--------------------------------------------------------------------------------
        85,058   Peyto Energy Trust                                      1,586
--------------------------------------------------------------------------------
                                                                         5,735
--------------------------------------------------------------------------------

DENMARK -- 2.4%
--------------------------------------------------------------------------------
       116,429   GN Store Nord(1)                                          740
--------------------------------------------------------------------------------
        22,636   Topdanmark A/S(1)                                       1,146
--------------------------------------------------------------------------------
                                                                         1,886
--------------------------------------------------------------------------------

FINLAND -- 1.0%
--------------------------------------------------------------------------------
        10,588   Nokian Renkaat OYJ(1)                                     829
--------------------------------------------------------------------------------

FRANCE -- 1.7%
--------------------------------------------------------------------------------
        15,288   IPSOS                                                   1,384
--------------------------------------------------------------------------------

GERMANY -- 6.0%
--------------------------------------------------------------------------------
        40,324   AWD Holding AG                                          1,226
--------------------------------------------------------------------------------
       103,123   DAB Bank AG(1)                                            785
--------------------------------------------------------------------------------
        24,608   Funkwerk AG                                               744
--------------------------------------------------------------------------------
        32,108   GfK AG                                                    905
--------------------------------------------------------------------------------
        48,558   United Internet AG                                      1,136
--------------------------------------------------------------------------------
                                                                         4,796
--------------------------------------------------------------------------------

GREECE -- 1.6%
--------------------------------------------------------------------------------
        53,817   Germanos SA                                             1,275
--------------------------------------------------------------------------------

HONG KONG -- 1.8%
--------------------------------------------------------------------------------
       518,000   Techtronic Industries
                 Company Limited                                         1,421
--------------------------------------------------------------------------------

INDIA -- 4.4%
--------------------------------------------------------------------------------
       122,800   Hughes Software Systems                                 1,318
--------------------------------------------------------------------------------
        61,531   Lupin Ltd.(1)                                             917
--------------------------------------------------------------------------------
       160,000   Mahindra & Mahindra Ltd.                                1,234
--------------------------------------------------------------------------------
                                                                         3,469
--------------------------------------------------------------------------------

ISRAEL -- 1.5%
--------------------------------------------------------------------------------
        60,445   M-Systems Flash Disk Pioneers(1)                        1,173
--------------------------------------------------------------------------------

Shares                        ($ In Thousands)                          Value
-------------------------------------------------------------------------------

JAPAN -- 27.2%
--------------------------------------------------------------------------------
       163,000   Chiyoda Corporation(1)                                $   923
--------------------------------------------------------------------------------
           323   Cyber Agent Limited(1)                                    546
--------------------------------------------------------------------------------
        33,000   Geomatec Company Limited                                  810
--------------------------------------------------------------------------------
        23,000   Glory Limited                                             708
--------------------------------------------------------------------------------
        28,400   Goldcrest Company Limited                               1,159
--------------------------------------------------------------------------------
           121   Index Corporation                                         728
--------------------------------------------------------------------------------
       109,000   Japan Aviation Electronics
                 Industry Limited                                        1,135
--------------------------------------------------------------------------------
           230   Kennedy-Wilson Japan(1)                                   693
--------------------------------------------------------------------------------
        27,300   Koha Company Limited(1)                                   955
--------------------------------------------------------------------------------
        98,300   Komatsu Electronic Metals Co., Ltd.(1)                    870
--------------------------------------------------------------------------------
       220,000   Makino Milling Machine
                 Company Limited                                         1,038
--------------------------------------------------------------------------------
       169,000   Nippon Thompson Co., Ltd.                               1,120
--------------------------------------------------------------------------------
           351   Niws Co. Ltd.                                             756
--------------------------------------------------------------------------------
           196   Okinawa Cellular Telephone Co.                          1,192
--------------------------------------------------------------------------------
       133,000   Okura Industrial Company Limited                          969
--------------------------------------------------------------------------------
           189   Pasona Inc.(1)                                          1,282
--------------------------------------------------------------------------------
             5   Quin Land Co., Ltd.(1)                                     51
--------------------------------------------------------------------------------
           456   Round One Corp.                                           824
--------------------------------------------------------------------------------
        20,480   Sanei-International Co. Ltd.(1)                           546
--------------------------------------------------------------------------------
       371,000   Sankyo Aluminum Industry
                 Company Limited                                         1,304
--------------------------------------------------------------------------------
            24   Take And Give Needs Co., Ltd.(1)                          854
--------------------------------------------------------------------------------
        37,000   Tamron Co., Ltd.                                        1,824
--------------------------------------------------------------------------------
        18,200   Tecmo Ltd.                                                187
--------------------------------------------------------------------------------
        65,000   Uniden Corp.                                            1,173
--------------------------------------------------------------------------------
                                                                        21,647
--------------------------------------------------------------------------------

LUXEMBOURG -- 1.6%
--------------------------------------------------------------------------------
        37,439   SBS Broadcasting SA(1)                                  1,263
--------------------------------------------------------------------------------

MEXICO -- 1.5%
--------------------------------------------------------------------------------
       231,147   Corporacion GEO,
                 SA de CV, Series B(1)                                   1,184
--------------------------------------------------------------------------------

NETHERLANDS -- 1.6%
--------------------------------------------------------------------------------
       604,285   Versatel Telecom International N.V.(1)                  1,232
--------------------------------------------------------------------------------

NORWAY -- 2.8%
--------------------------------------------------------------------------------
        45,649   Ekornes ASA                                               790
--------------------------------------------------------------------------------
       334,027   Tandberg Television ASA(1)                              1,396
--------------------------------------------------------------------------------
                                                                         2,186
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 2.5%
--------------------------------------------------------------------------------
       992,000   Anhui Conch Cement
                 Company Limited                                         1,162
--------------------------------------------------------------------------------
     2,613,000   Dongfang Electrical Machinery
                 Company Limited(1)                                        791
--------------------------------------------------------------------------------
                                                                         1,953
--------------------------------------------------------------------------------

PORTUGAL -- 1.5%
--------------------------------------------------------------------------------
       278,805   Impresa SGPS(1)                                         1,164
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
23

International Opportunities -  Schedule of Investments

NOVEMBER 30, 2003

Shares                        ($ In Thousands)                          Value
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 1.5%
--------------------------------------------------------------------------------
    37,705,515   Uralsvyazinform                                       $ 1,199
--------------------------------------------------------------------------------

SINGAPORE -- 5.9%
--------------------------------------------------------------------------------
     2,755,000   Accord Customer Care
                 Solutions Limited(1)                                    1,031
--------------------------------------------------------------------------------
     3,106,900   Cosco Investment Singapore Limited                      1,072
--------------------------------------------------------------------------------
     2,721,300   First Engineering Limited                               1,507
--------------------------------------------------------------------------------
       882,600   Neptune Orient Lines(1)                                 1,085
--------------------------------------------------------------------------------
                                                                         4,695
--------------------------------------------------------------------------------

SOUTH KOREA -- 1.4%
--------------------------------------------------------------------------------
       104,188   Osung LST Company Limited(1)                              767
--------------------------------------------------------------------------------
        17,370   Sekonix Co., Ltd.(1)                                      380
--------------------------------------------------------------------------------
                                                                         1,147
--------------------------------------------------------------------------------

SWEDEN -- 1.5%
--------------------------------------------------------------------------------
        39,479   Lindex AB                                               1,192
--------------------------------------------------------------------------------

SWITZERLAND -- 1.9%
--------------------------------------------------------------------------------
        42,607   SEZ Holding AG(1)                                       1,471
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 7.1%
--------------------------------------------------------------------------------
       847,500   Career Technology Company Limited(1)                    1,102
--------------------------------------------------------------------------------
       573,000   FLEXium Interconnect Inc.(1)                              701
--------------------------------------------------------------------------------
     1,190,000   King Yuan Electronics
                 Company Limited(1)                                      1,189
--------------------------------------------------------------------------------
       236,750   Novatek Microelectronics Corp., Ltd.                      700
--------------------------------------------------------------------------------
       412,000   Optimax Technology Corporation                          1,153
--------------------------------------------------------------------------------
       509,000   Powertech Technology Inc.(1)                              760
--------------------------------------------------------------------------------
                                                                         5,605
--------------------------------------------------------------------------------

THAILAND -- 0.4%
--------------------------------------------------------------------------------
        53,600   Aeon Thana Sinsap Thailand plc(1)                         249
--------------------------------------------------------------------------------
        11,100   Aeon Thana Sinsap
                 Thailand plc NVDR(1)                                       51
--------------------------------------------------------------------------------
                                                                           300
--------------------------------------------------------------------------------

TURKEY -- 0.7%
--------------------------------------------------------------------------------
    95,517,824   Dogan Yayin Holding(1)                                    263
--------------------------------------------------------------------------------
    15,490,400   Eregli Demir ve Celik Fabrikalari TAS(1)                  294
--------------------------------------------------------------------------------
                                                                           557
--------------------------------------------------------------------------------

UNITED KINGDOM -- 2.0%
--------------------------------------------------------------------------------
       118,616   Bloomsbury Publishing plc                                 534
--------------------------------------------------------------------------------
        24,125    French Connection Group plc                              699
--------------------------------------------------------------------------------
        67,541    Wolfson Microelectronics plc(1)                          325
--------------------------------------------------------------------------------
                                                                         1,558
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $60,075)                                                          73,986
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 3.6%
--------------------------------------------------------------------------------

BRAZIL -- 3.6%
--------------------------------------------------------------------------------
     1,122,956   Sadia SA                                              $ 1,353
--------------------------------------------------------------------------------
       155,503   Usinas Siderurgicas de Minas
                 Gerais SA Cl A                                          1,463
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost $1,139)                                                            2,816
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.2%
--------------------------------------------------------------------------------
        $2,500   FNMA Discount Notes,
                 0.97%, 12/1/03(2)
(Cost $2,500)                                                            2,500
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $63,714)                                                         $79,302
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas  Securities Corp.,
(U.S. Government Agency obligations), 1.08%,
dated 11/28/03, due 12/1/03 (Delivery value $7,686)
(Cost $7,685)                                                           $7,685
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------
Basic Materials                                                          12.7%
--------------------------------------------------------------------------------
Commercial Services                                                       9.8%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                      12.5%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                   3.1%
--------------------------------------------------------------------------------
Consumer Services                                                         6.5%
--------------------------------------------------------------------------------
Energy                                                                    2.0%
--------------------------------------------------------------------------------
Financial                                                                 9.2%
--------------------------------------------------------------------------------
Health Care                                                               0.9%
--------------------------------------------------------------------------------
Industrials                                                              12.3%
--------------------------------------------------------------------------------
Technology                                                               14.5%
--------------------------------------------------------------------------------
Telecommunications                                                       10.1%
--------------------------------------------------------------------------------
Transport                                                                 2.2%
--------------------------------------------------------------------------------
Utility                                                                   1.0%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                3.2%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

ADR = American Depositary Receipt

FNMA = Federal National Mortgage Association

NVDR = Non-voting Depositary Receipt

(1)  Non-income producing.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
24

Statement of Assets and Liabilities

NOVEMBER 30, 2003
----------------------------------------------------------------------------------------------------------
                                                  INTERNATIONAL    EMERGING      GLOBAL     INTERNATIONAL
(Amounts In Thousands Except Per-Share Amounts)     DISCOVERY      MARKETS       GROWTH     OPPORTUNITIES
----------------------------------------------------------------------------------------------------------

ASSETS

Investment securities, at value
(cost of $871,932, $134,406, $201,739
and $63,714, respectively) --  including
$203,270, $5,268, $17,405 and $7,341,
respectively, of securities loaned                 $1,169,482      $165,459     $258,622       $79,302
------------------------------------------------
Collateral received on securities
loaned, at value (cost of $212,035,
$5,127, $18,007 and $7,685, respectively)             212,035         5,127       18,007         7,685
------------------------------------------------
Cash collateral received on
securities loaned                                         399            --           --            --
------------------------------------------------
Cash                                                       --         2,199           --           504
------------------------------------------------
Foreign currency holdings, at value
(cost of $5,785, $1,281, $296,
and $548, respectively)                                 5,793         1,277          295           547
------------------------------------------------
Receivable for investments sold                        15,534         3,157        3,833           600
------------------------------------------------
Receivable for capital shares sold                         --            54            2            --
------------------------------------------------
Dividends and interest receivable                       1,437            68          283            53
----------------------------------------------------------------------------------------------------------
                                                    1,404,680       177,341      281,042        88,691
----------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for collateral received on
securities loaned                                     212,434         5,127       18,007         7,685
------------------------------------------------
Disbursements in excess of demand deposit cash          1,134            --          146            --
------------------------------------------------
Payable for investments purchased                      13,045         4,088        3,308           346
------------------------------------------------
Accrued management fees                                 1,440           258          274           129
------------------------------------------------
                                                      228,053         9,473       21,735         8,160
----------------------------------------------------------------------------------------------------------

NET ASSETS                                         $1,176,627      $167,868     $259,307       $80,531
==========================================================================================================

See Notes to Financial Statements.                                 (continued)

------
25

Statement of Assets and Liabilities

NOVEMBER 30, 2003

--------------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL    EMERGING       GLOBAL      INTERNATIONAL
(Amounts In Thousands Except Per-Share Amounts)        DISCOVERY       MARKETS       GROWTH      OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)               $  930,872        $153,157       $311,922       $61,983
-----------------------------------------------
Accumulated undistributed
net investment income (loss)                               2,336            (115)            --            --
-----------------------------------------------
Accumulated undistributed net
realized income (loss) on investment
and foreign currency transactions                        (52,976)        (16,218)      (109,513)        3,149
-----------------------------------------------
Net unrealized appreciation on investments
and translation of assets and liabilities
in foreign currencies                                    296,395          31,044         56,898        15,399
--------------------------------------------------------------------------------------------------------------
                                                      $1,176,627        $167,868       $259,307       $80,531
==============================================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------------
Net assets                                         $1,028,934,332   $103,736,807   $250,305,621   $72,007,918
-----------------------------------------------
Shares outstanding                                     80,685,224     19,649,291     38,649,021     9,455,438
-----------------------------------------------
Net asset value per share                                  $12.75          $5.28          $6.48         $7.62
--------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------------
Net assets                                           $147,531,269    $63,242,396     $7,900,794    $8,522,715
-----------------------------------------------
Shares outstanding                                     11,493,109     11,867,974      1,211,711     1,117,152
-----------------------------------------------
Net asset value per share                                  $12.84          $5.33          $6.52         $7.63
--------------------------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------------
Net assets                                               $161,465       $597,255     $1,043,825           N/A
-----------------------------------------------
Shares outstanding                                         12,788        114,501        162,395           N/A
-----------------------------------------------
Net asset value per share                                  $12.63          $5.22          $6.43           N/A
--------------------------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------------
Net assets                                                    N/A       $291,065        $56,334           N/A
-----------------------------------------------
Shares outstanding                                            N/A         56,045          8,838           N/A
-----------------------------------------------
Net asset value per share                                     N/A          $5.19          $6.37           N/A
--------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
26

Statement of Operations

YEAR ENDED NOVEMBER 30, 2003
------------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL     EMERGING        GLOBAL     INTERNATIONAL
(Amounts In Thousands)                             DISCOVERY        MARKETS        GROWTH     OPPORTUNITIES
------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS)

INCOME:
---------------------------------------------
Dividends (net of foreign taxes withheld of
$2,016, $270, $237, and $88, respectively)         $  16,920       $  2,262       $  2,792      $    713
---------------------------------------------
Interest                                                 307             54             39            17
---------------------------------------------
Securities lending                                     1,172             55            138            39
------------------------------------------------------------------------------------------------------------
                                                      18,399          2,371          2,969           769
------------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------
Management fees                                       15,363          2,254          2,932           822
---------------------------------------------
Distribution fees:
---------------------------------------------
  Advisor Class                                            --             2              2            --
---------------------------------------------
  C Class                                                  --             1             --            --
---------------------------------------------
Service fees - Advisor Class                               --             2              2            --
---------------------------------------------
Directors' fees and expenses                              14              2              3             1
---------------------------------------------
Other expenses                                            15             10             13             1
------------------------------------------------------------------------------------------------------------
                                                      15,392          2,271          2,952           824
------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                           3,007            100             17           (55)
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Investment transactions                               39,281         21,267         (2,545)        4,765
---------------------------------------------
Foreign currency transactions                         94,717          3,701          8,391         2,549
------------------------------------------------------------------------------------------------------------
                                                     133,998         24,968          5,846         7,314
------------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------------
Investments (net of foreign taxes accrued of
$1,183, $-, $-, and $190, respectively)              176,461         21,661         34,985        12,929
---------------------------------------------
Translation of assets and liabilities
in foreign currencies                                 14,564            847          5,230         1,140
------------------------------------------------------------------------------------------------------------
                                                     191,025         22,508         40,215        14,069
------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                     325,023         47,476         46,061        21,383
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $328,030        $47,576        $46,078       $21,328
============================================================================================================

See Notes to Financial Statements.

-----
27

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2003 AND NOVEMBER 30, 2002

--------------------------------------------------------------------------------------------
(Amounts In Thousands)                       INTERNATIONAL DISCOVERY     EMERGING MARKETS
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                2003        2002        2003        2002
--------------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income (loss)                 $   3,007   $   4,273    $    100    $   (407)
------------------------------------------
Net realized gain (loss)                       133,998     (33,579)     24,968     (14,275)
------------------------------------------
Change in net unrealized appreciation          191,025     (55,442)     22,508      (1,326)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                      328,030     (84,748)     47,576     (16,008)
--------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                (1,417)         --        --            --
------------------------------------------
  Institutional Class                             (486)         --       --             --
--------------------------------------------------------------------------------------------
Decrease in net assets from distributions       (1,903)         --       --             --
--------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions               (128,717)   (149,498)     18,259      18,202
--------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS          197,410    (234,246)     65,835       2,194
--------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of period                            979,217   1,213,463     102,033      99,839
--------------------------------------------------------------------------------------------
End of period                               $1,176,627  $  979,217    $167,868    $102,033
============================================================================================

Accumulated undistributed
net investment income (loss)                    $2,336      $1,713       $(115)         --
============================================================================================

See Notes to Financial Statements.                                               (continued)

------
28

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2003 AND NOVEMBER 30, 2002

-------------------------------------------------------------------------------------------
(Amounts In Thousands)                          GLOBAL GROWTH   INTERNATIONAL OPPORTUNITIES
-------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS              2003        2002        2003       2002
-------------------------------------------------------------------------------------------

OPERATIONS

Net investment income (loss)                $     17   $    314    $   (55)    $    52
------------------------------------------
Net realized gain (loss)                       5,846    (30,380)     7,314      (3,135)
------------------------------------------
Change in net unrealized appreciation         40,215     (1,827)    14,069         407
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                     46,078    (31,893)    21,328      (2,676)
-------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
From net investment income:
------------------------------------------
Investor Class                                    --       --          (61)         --
-------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions               (3,936)   (27,874)    37,287      18,084
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS         42,142    (59,767)    58,554      15,408
===========================================================================================

NET ASSETS
-------------------------------------------------------------------------------------------
Beginning of period                          217,165    276,932     21,977       6,569
-------------------------------------------------------------------------------------------
End of period                               $259,307   $217,165    $80,531     $21,977
===========================================================================================

Undistributed net investment income               --         --         --         $41
===========================================================================================

See Notes to Financial Statements.

------
29

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Discovery Fund
(International Discovery), Emerging Markets Fund (Emerging Markets), Global
Growth Fund (Global Growth) and International Opportunities Fund (International
Opportunities) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objectives are to seek capital growth. The funds do this by investing primarily in equity securities of foreign companies with the exception of Global
Growth, which invests in both U.S. and foreign companies. International
Discovery invests in securities of issuers in developed or emerging market countries that are small- to medium-sized companies at the time of purchase.
Emerging Markets invests in securities of issuers in emerging market countries.
Global Growth invests in securities of issuers in developed countries.
International Opportunities invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Discovery is authorized to issue the Investor
Class, the Institutional Class and the Advisor Class. Emerging Markets and
Global Growth are authorized to issue the Investor Class, the Institutional
Class, the Advisor Class and the C Class. International Opportunities is
authorized to issue the Investor Class and the Institutional Class. The C Class
may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the Institutional Class for International Opportunities commenced on
January 9, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors. If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of
Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts

                                                                    (continued)

------
30

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- International Discovery, Emerging Markets and International
Opportunities may impose a 2% redemption fee on shares held less than 180 days.
The fee may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES
--------------------------------------------------------------------------------

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each funds' average daily closing net assets during the previous month. The annual management fee for the Investor Class and Institutional Class of International
Opportunities is 2.00% and 1.80%, respectively. Following are the annual management fee schedules for the remaining funds:

The annual management fee schedule for each class of International Discovery is as follows:

--------------------------------------------------------------------------------
                                 INVESTOR      INSTITUTIONAL       ADVISOR
                                   CLASS           CLASS            CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                1.75%          1.55%              1.50%
--------------------------------------------------------------------------------
Next $500 million                 1.40%          1.20%              1.15%
--------------------------------------------------------------------------------
Over $1 billion                   1.20%          1.00%              0.95%
--------------------------------------------------------------------------------

                                                                   (continued)

------
31

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Emerging Markets is as follows:

--------------------------------------------------------------------------------
                              INVESTOR    INSTITUTIONAL    ADVISOR        C
                                CLASS         CLASS         CLASS       CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million              2.00%         1.80%         1.75%       2.00%
--------------------------------------------------------------------------------
Next $500 million               1.50%         1.30%         1.25%       1.50%
--------------------------------------------------------------------------------
Over $1 billion                 1.25%         1.05%         1.00%       1.25%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Global Growth is as follows:

--------------------------------------------------------------------------------
                              INVESTOR    INSTITUTIONAL    ADVISOR        C
                                CLASS         CLASS         CLASS       CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $1 billion                1.30%         1.10%         1.05%       1.30%
--------------------------------------------------------------------------------
Next $1 billion                 1.15%         0.95%         0.90%       1.15%
--------------------------------------------------------------------------------
Over $2 billion                 1.05%         0.85%         0.80%       1.05%
--------------------------------------------------------------------------------

The effective annual management fees for the year ended November 30, 2003, were as follows:

--------------------------------------------------------------------------------
                              INVESTOR    INSTITUTIONAL    ADVISOR        C
                                CLASS         CLASS         CLASS       CLASS
--------------------------------------------------------------------------------
International Discovery         1.57%         1.37%         1.32%        N/A
--------------------------------------------------------------------------------
Emerging Markets                2.00%         1.80%         1.75%       2.00%
--------------------------------------------------------------------------------
Global Growth                   1.30%         1.10%         1.05%       1.30%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act.  The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                                      ADVISOR                      C
--------------------------------------------------------------------------------
Distribution Fee                       0.25%                     0.75%
--------------------------------------------------------------------------------
Service Fee                            0.25%                     0.25%
--------------------------------------------------------------------------------

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plan during the year ended November 30, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
32

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

3. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Investment transactions, excluding short-term investments, for the year ended
November 30, 2003, were as follows:

--------------------------------------------------------------------------------
                      INTERNATIONAL     EMERGING       GLOBAL     INTERNATIONAL
                        DISCOVERY        MARKETS       GROWTH     OPPORTUNITIES
--------------------------------------------------------------------------------
Purchases               $2,089,266      $327,440      $338,298       $121,817
--------------------------------------------------------------------------------
Proceeds from sales     $2,223,869      $316,283      $341,841        $87,900
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

Transactions in shares of the funds were as follows:

-----------------------------------------------------------------------------------------------
                                           INTERNATIONAL DISCOVERY      EMERGING MARKETS
-----------------------------------------------------------------------------------------------
                                            SHARES        AMOUNT       SHARES        AMOUNT
-----------------------------------------------------------------------------------------------

INVESTOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                           400,000                    100,000
===============================================================================================
Sold                                          4,196     $  43,886       12,412     $ 49,776
-----------------------------------------
Issued in reinvestment of distributions         148         1,317           --           --
-----------------------------------------
Redeemed                                    (13,961)     (140,675)(1)  (15,399)     (59,289)(1)
-----------------------------------------------------------------------------------------------
Net decrease                                 (9,617)    $ (95,472)      (2,987)    $ (9,513)
===============================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                           400,000                    100,000
===============================================================================================
Sold                                          6,444    $   66,383      107,771    $ 468,610
-----------------------------------------
Redeemed                                    (16,964)     (171,191)(2) (104,968)    (454,975)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                     (10,520)   $ (104,808)       2,803    $  13,635
===============================================================================================

INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                            75,000                     50,000
===============================================================================================
Sold                                          3,996      $ 40,338       13,527      $57,324
-----------------------------------------
Issued in reinvestment of distributions          40           359           --           --
-----------------------------------------
Redeemed                                     (7,176)      (73,912)      (6,870)     (28,925)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                      (3,140)     $(33,215)       6,657      $28,399
===============================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                            75,000                     12,500
===============================================================================================
Sold                                          9,355     $  95,730        5,904      $26,133
-----------------------------------------
Redeemed                                    (13,600)     (140,349)(2)   (5,255)     (22,215)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                      (4,245)    $ (44,619)         649     $  3,918
===============================================================================================

(1)  Net of redemption fees of $21 and $219 for International Discovery and
     Emerging Markets, respectively.

(2)  Net of redemption fees of $22 and $2 for International Discovery's
     Investor and Institutional classes, respectively.

                                                                   (continued)

------
33

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
----------------------------------------------------------------------------------------
                                         INTERNATIONAL DISCOVERY     EMERGING MARKETS
----------------------------------------------------------------------------------------
                                           SHARES       AMOUNT       SHARES     AMOUNT
----------------------------------------------------------------------------------------

ADVISOR CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                           5,000                    5,000
========================================================================================
Sold                                            3         $ 38         580    $2,132
-----------------------------------------
Redeemed                                       (7)         (68)       (816)   (2,907)(1)
----------------------------------------------------------------------------------------
Net decrease                                   (4)        $(30)       (236)   $ (775)
========================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                           5,000                    5,000
========================================================================================
Sold                                            6        $  59       2,320   $10,194
-----------------------------------------
Redeemed                                      (13)        (130)     (2,172)   (9,613)
----------------------------------------------------------------------------------------
Net increase (decrease)                        (7)       $ (71)        148   $   581
========================================================================================

C CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                             N/A                   10,000
========================================================================================
Sold                                                                   187      $710
-----------------------------------------
Redeemed                                                              (146)     (562)
----------------------------------------------------------------------------------------
Net increase                                                            41      $148
========================================================================================
PERIOD ENDED NOVEMBER 30, 2002(2)

SHARES AUTHORIZED                             N/A                   10,000
========================================================================================
Sold                                                                    24      $101
-----------------------------------------
Redeemed                                                                (9)      (33)
----------------------------------------------------------------------------------------
Net increase                                                            15      $ 68
========================================================================================

(1)  Net of redemption fees of $12.

(2)  December 18, 2001 (commencement of sale) through November 30, 2002 for
     Emerging Markets.

                                                                   (continued)

------
34

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
----------------------------------------------------------------------------------------
                                                                    INTERNATIONAL
                                              GLOBAL GROWTH         OPPORTUNITIES
----------------------------------------------------------------------------------------
                                           SHARES      AMOUNT      SHARES     AMOUNT
----------------------------------------------------------------------------------------

INVESTOR CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                         150,000                 100,000
========================================================================================
Sold                                       36,811    $ 198,398      6,641    $41,742
-----------------------------------------
Issued in reinvestment of distributions        --           --         12         59
-----------------------------------------
Redeemed                                  (37,759)    (205,457)    (1,841)   (10,070)(1)
----------------------------------------------------------------------------------------
Net increase (decrease)                      (948)   $  (7,059)     4,812    $31,731
========================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                         150,000                 200,000
========================================================================================
Sold                                       76,175    $ 464,281      4,721    $24,986
-----------------------------------------
Redeemed                                  (80,677)    (492,089)    (1,428)    (6,902)(1)
----------------------------------------------------------------------------------------
Net increase (decrease)                    (4,502)   $ (27,808)     3,293    $18,084
========================================================================================

INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003(2)

SHARES AUTHORIZED                           5,000                  25,000
========================================================================================
Sold                                          819      $ 4,162      1,117     $5,556
-----------------------------------------
Redeemed                                     (214)      (1,215)        --         --
----------------------------------------------------------------------------------------
Net increase                                  605      $ 2,947      1,117     $5,556
========================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                           5,000                  25,000
========================================================================================
Sold                                          255      $ 1,482         --         --
-----------------------------------------
Redeemed                                     (279)      (1,645)        --         --
----------------------------------------------------------------------------------------
Net decrease                                  (24)     $  (163)        --         --
========================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                           5,000                      N/A
========================================================================================
Sold                                        2,190      $ 12,130
-----------------------------------------
Redeemed                                   (2,128)      (11,977)
----------------------------------------------------------------------------------------
Net increase                                   62      $    153
========================================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                           5,000                      N/A
========================================================================================
Sold                                          293       $ 1,811
-----------------------------------------
Redeemed                                     (294)       (1,743)
----------------------------------------------------------------------------------------
Net increase (decrease)                        (1)      $    68
========================================================================================

(1)  Net of redemption fees of $52 and $114 for the years ended
     November 30, 2003 and November 30, 2002, respectively.

(2)  January 9, 2003 (commencement of sale) through November 30, 2003 for International Opportunities.

                                                                   (continued)

------
35

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                            INTERNATIONAL
                                       GLOBAL GROWTH        OPPORTUNITIES
-------------------------------------------------------------------------------
                                    SHARES      AMOUNT     SHARES     AMOUNT
-------------------------------------------------------------------------------

C CLASS
-------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003

SHARES AUTHORIZED                   10,000                  N/A
===============================================================================
Sold                                    97       $ 536
---------------------------------
Redeemed                               (93)       (513)
-------------------------------------------------------------------------------
Net increase                             4       $  23
===============================================================================
YEAR ENDED NOVEMBER 30, 2002

SHARES AUTHORIZED                   10,000                  N/A
===============================================================================
Sold                                     5         $29
===============================================================================

5. SECURITIES LENDING

As of November 30, 2003, securities in International Discovery, Emerging
Markets, Global Growth and International Opportunities valued at $203,270,
$5,268, $17,405, and $7,341, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $212,999, $5,330,
$18,007, and $7,685, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $620 million unsecured bank line of credit agreement with JPMCB, which was renewed to $650 million effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2003.

                                                                    (continued)

------
36

Notes to Financial Statements

NOVEMBER 30, 2003 (Amounts In Thousands Except Per-Share Amounts)

7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

8. FEDERAL TAX INFORMATION

On December 19, 2003, International Discovery and International Opportunities
declared and paid the following per-share distributions to shareholders of record on December 18, 2003.

--------------------------------------------------------------------------------
                                          INVESTOR           INSTITUTIONAL
                                            CLASS                CLASS
--------------------------------------------------------------------------------
International Discovery                    $0.0269              $0.0532
--------------------------------------------------------------------------------
International Opportunities                $0.2364              $0.2518
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended November 30, 2003 and November 30, 2002 were as follows:

--------------------------------------------------------------------------------
                           INTERNATIONAL DISCOVERY   INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------
                             2003           2002        2003            2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income             $1,903           --         $61             --
--------------------------------------------------------------------------------
Long-term capital gains         --           --          --             --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by Emerging Markets and Global Growth during the years ended November 30, 2003 and November 30, 2002.

                                                                    (continued)

------
37

Notes to Financial Statements

NOVEMBER 30, 2003

(Amounts In Thousands)

8. FEDERAL TAX INFORMATION (CONTINUED)

As of November 30, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

---------------------------------------------------------------------------------------------------
                                                  INTERNATIONAL   EMERGING   GLOBAL   INTERNATIONAL
                                                    DISCOVERY     MARKETS    GROWTH   OPPORTUNITIES
---------------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
---------------------------------------------------------------------------------------------------
Federal tax cost of investments                      $876,303     $134,780   $201,800    $63,714
===================================================================================================
Gross tax appreciation of investments                $305,744      $31,795    $58,149    $16,574
--------------------------------------------------
Gross tax depreciation of investments                 (12,565)      (1,116)    (1,327)      (986)
---------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments   $293,179      $30,679    $56,822    $15,588
===================================================================================================
Net tax appreciation (depreciation) on derivatives
and translation of assets and liabilities in
foreign currencies                                     (1,193)         (10)        17       (188)
---------------------------------------------------------------------------------------------------
Net tax appreciation (depreciation)                  $291,986      $30,669    $56,839    $15,400
===================================================================================================
Undistributed ordinary income                          $2,628           --         --     $2,030
--------------------------------------------------
Accumulated long-term gains                                --           --         --     $1,118
--------------------------------------------------
Accumulated capital losses                           $(48,605)    $(15,844) $(109,454)        --
--------------------------------------------------
Currency loss deferral                                  $(254)       $(114)        --         --
---------------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, and on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010, for International Discovery and Emerging Markets, and in 2009 through 2011 for
Global Growth.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)
--------------------------------------------------------------------------------

The following information is provided pursuant to provisions of the Internal
Revenue Code.

For corporate taxpayers, 0.00% of the ordinary income distributions paid by both
International Discovery and International Opportunities during the fiscal year ended November 30, 2003, qualify for the corporate dividends received deduction

As of November 30, 2003, International Discovery and International Opportunities
designate $2,000,942, and $49,344, respectively, as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

                                                                    (continued)

------
38

International Discovery -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
---------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                               2003     2002       2001        2000          1999
---------------------------------------------------------------------------------------------------

PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $9.32    $10.13     $14.23      $15.20        $9.24
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(1)              0.03      0.03       0.01       (0.12)       (0.07)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      3.42     (0.84)     (2.54)       0.03         6.06
---------------------------------------------------------------------------------------------------
  Total From Investment Operations             3.45     (0.81)     (2.53)      (0.09)        5.99
---------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.02)       --         --          --           --
-----------------------------------------
  From Net Realized Gains                        --        --      (1.57)      (0.88)       (0.03)
---------------------------------------------------------------------------------------------------
  Total Distributions                         (0.02)       --      (1.57)      (0.88)       (0.03)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $12.75     $9.32      $10.13     $14.23       $15.20
===================================================================================================
  TOTAL RETURN(2)                             37.05%    (8.00)%    (20.17)%    (1.27)%      65.12%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.57%      1.53%       1.45%      1.36%       1.55%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.27%      0.35%       0.10%    (0.64)%     (0.65)%
-----------------------------------------
Portfolio Turnover Rate                         215%       224%        180%       113%        110%
-----------------------------------------
Net Assets, End of Period (in thousands)  $1,028,934   $841,706  $1,021,063 $1,568,872  $1,408,624
---------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
39

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
---------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------
                                                2003    2002      2001     2000      1999
--------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.39   $10.18    $14.26   $15.24     $9.25
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)               0.05     0.06      0.04    (0.08)    (0.04)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       3.43    (0.85)    (2.55)    0.01      6.06
--------------------------------------------------------------------------------------------
  Total From Investment Operations              3.48    (0.79)    (2.51)   (0.07)     6.02
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.03)      --        --       --        --
------------------------------------------
  From Net Realized Gains                         --       --     (1.57)   (0.91)    (0.03)
--------------------------------------------------------------------------------------------
  Total Distributions                          (0.03)      --     (1.57)   (0.91)    (0.03)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.84    $9.39    $10.18   $14.26    $15.24
============================================================================================
  TOTAL RETURN(2)                              37.25%   (7.76)%  (19.97)%  (1.13)%   65.37%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.37%     1.33%     1.25%     1.16%    1.35%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.47%     0.55%     0.30%   (0.44)%  (0.45)%
------------------------------------------
Portfolio Turnover Rate                         215%      224%      180%      113%     110%
------------------------------------------
Net Assets, End of Period (in thousands)    $147,531  $137,358  $192,155  $250,930 $182,222
--------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
40

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                                2003    2002     2001      2000      1999
--------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $9.23  $10.05    $14.17    $15.14     $9.22
--------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(1)               0.01    0.01      --(2)    (0.12)    (0.07)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)       3.39   (0.83)    (2.55)    (0.01)     6.02
--------------------------------------------------------------------------------------------
  Total From Investment Operations              3.40   (0.82)    (2.55)    (0.13)     5.95
--------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Realized Gains                         --     --      (1.57)    (0.84)    (0.03)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.63   $9.23    $10.05    $14.17    $15.14
============================================================================================
  TOTAL RETURN(3)                              36.84%  (8.16)%  (20.43)%   (1.53)%   64.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.82%    1.78%     1.70%     1.61%    1.80%
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                           0.02%    0.10%   (0.15)%   (0.87)%  (0.90)%
-------------------------------------------
Portfolio Turnover Rate                          215%     224%      180%      113%     110%
-------------------------------------------
Net Assets, End of Period (in thousands)         $161     $153      $244      $509      $57
--------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
41

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
--------------------------------------------------------------------------------------------
                                               2003     2002      2001      2000      1999
--------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $3.61    $4.06     $4.68     $5.62     $3.49
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)             --(2)    (0.02)    (0.02)    (0.06)    (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.67    (0.43)    (0.43)    (0.88)     2.14
--------------------------------------------------------------------------------------------
  Total From Investment Operations             1.67    (0.45)    (0.45)    (0.94)     2.13
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                        --       --     (0.17)       --        --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $5.28    $3.61     $4.06     $4.68     $5.62
============================================================================================
  TOTAL RETURN(3)                             46.26%  (10.86)%  (10.28)%  (16.73)%   61.03%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.01%     2.05%     2.00%     2.00%    2.00%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.03%   (0.37)%   (0.27)%   (0.88)%  (0.33)%
------------------------------------------
Portfolio Turnover Rate                         286%      387%      326%      196%     168%
------------------------------------------
Net Assets, End of Period (in thousands)    $103,737   $81,756   $80,422   $77,279  $82,359
--------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
42

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
                                              2003    2002      2001      2000       1999(1)
--------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $3.64   $4.08     $4.70     $5.63      $3.39
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)             0.01    --(3)    (0.01)    (0.05)        --(3)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.68   (0.44)    (0.44)    (0.88)      2.24
--------------------------------------------------------------------------------------------
  Total From Investment Operations            1.69   (0.44)    (0.45)    (0.93)      2.24
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                       --      --     (0.17)       --         --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $5.33   $3.64     $4.08     $4.70      $5.63
============================================================================================
  TOTAL RETURN(4)                           46.43%  (10.78)%  (10.01)%  (16.52)%    66.08%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.81%     1.85%     1.80%     1.80%    1.80%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        0.23%   (0.17)%   (0.07)%   (0.68)%  (0.05)%(5)
------------------------------------------
Portfolio Turnover Rate                       286%      387%      326%      196%     168%(6)
------------------------------------------
Net Assets, End of Period (in thousands)   $63,242   $18,969   $18,602   $21,330  $16,507
--------------------------------------------------------------------------------------------

(1)  January 28, 1999 (commencement of sale) through November 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

See Notes to Financial Statements.

------
43

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                             2003     2002       2001      2000    1999(1)
--------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $3.58    $4.03      $4.66     $5.61    $4.44
--------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(2)           --(3)    (0.01)     (0.04)    (0.08)    --(3)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)    1.64    (0.44)     (0.42)    (0.87)     1.17
--------------------------------------------------------------------------------------------
  Total From Investment Operations           1.64    (0.45)     (0.46)    (0.95)     1.17
--------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                      --       --      (0.17)       --        --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $5.22    $3.58      $4.03     $4.66     $5.61
============================================================================================
  TOTAL RETURN(4)                           45.81%  (11.17)%   (10.32)%  (16.93)%   26.35%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        2.26%     2.30%      2.25%     2.25%  2.25%(5)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      (0.22)%   (0.62)%    (0.52)%   (1.13)%  0.02%(5)
-----------------------------------------
Portfolio Turnover Rate                       286%      387%       326%      196%   168%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)      $597    $1,254       $815      $212   $143
--------------------------------------------------------------------------------------------

(1)  May 12, 1999 (commencement of sale) through November 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

See Notes to Financial Statements.

------
44

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                             2003       2002(1)
--------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $3.58       $4.24
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------
  Net Investment Loss(2)                                    (0.04)      (0.04)
--------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.65       (0.62)
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.61       (0.66)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $5.19       $3.58
================================================================================
  TOTAL RETURN(3)                                           44.97%     (15.57)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets            3.01%     3.05%(4)
--------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets         (0.97)%   (1.10)%(4)
--------------------------------------------------
Portfolio Turnover Rate                                       286%      387%(5)
--------------------------------------------------
Net Assets, End of Period (in thousands)                      $291          $54
--------------------------------------------------------------------------------

(1)  December 18, 2001 (commencement of sale) through November 30, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
45

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
----------------------------------------------------------------------------------------------
                                              2003     2002      2001       2000      1999(1)
---------------------------------------------------------------------------------------------

PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $5.39    $6.18     $8.73      $8.33       $5.00
---------------------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------
  Net Investment Income (Loss)(2)            --(3)     0.01      --(3)     (0.05)      (0.01)
---------------------------------------
  Net Realized and Unrealized Gain (Loss)     1.09    (0.80)    (1.90)      0.81        3.34
---------------------------------------------------------------------------------------------
  Total From Investment Operations            1.09    (0.79)    (1.90)      0.76        3.33
---------------------------------------------------------------------------------------------
Distributions
---------------------------------------
  From Net Realized Gains                       --       --     (0.65)     (0.36)         --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $6.48    $5.39     $6.18      $8.73       $8.33
=============================================================================================
  TOTAL RETURN(4)                            20.22%  (12.78)%  (23.62)%     8.81%      66.60%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.31%     1.32%     1.30%     1.30%    1.30%(5)
---------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         0.00%     0.13%   (0.06)%   (0.48)%  (0.20)%(5)
---------------------------------------
Portfolio Turnover Rate                        152%      278%      232%      123%        133%
---------------------------------------
Net Assets, End of Period (in thousands)   $250,306  $213,314  $272,402  $412,631    $233,823
---------------------------------------------------------------------------------------------

(1)  December 1, 1998 (inception) through November 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
46

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                            2003    2002      2001      2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $5.41   $6.19     $8.74       $9.73
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(2)           0.01    0.02      0.01       (0.01)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)   1.10   (0.80)    (1.90)      (0.98)
--------------------------------------------------------------------------------
Total From Investment Operations            1.11   (0.78)    (1.89)      (0.99)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                     --      --     (0.66)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period             $6.52   $5.41     $6.19       $8.74
================================================================================
  TOTAL RETURN(3)                          20.52% (12.60)%  (23.53)%    (10.17)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       1.11%    1.12%     1.10%    1.10%(4)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       0.20%    0.33%     0.14%  (0.43)%(4)
-----------------------------------------
Portfolio Turnover Rate                      152%     278%      232%     123%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)   $7,901   $3,288    $3,907     $5,090
--------------------------------------------------------------------------------

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------
47

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                             2003     2002      2001      2000      1999(1)
--------------------------------------------------------------------------------------------

PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $5.36    $6.16     $8.72     $8.31       $5.58
--------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Loss(2)                    (0.02)   (0.01)     --(3)    (0.06)      (0.03)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)    1.09    (0.79)    (1.93)     0.82        2.76
--------------------------------------------------------------------------------------------
  Total From Investment Operations           1.07    (0.80)    (1.93)     0.76        2.73
--------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                      --       --     (0.63)    (0.35)         --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $6.43    $5.36     $6.16     $8.72       $8.31
============================================================================================
  TOTAL RETURN(4)                           19.96%  (12.99)%  (23.97)%    8.79%      48.92%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.56%     1.57%     1.55%    1.55%    1.55%(5)
------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                      (0.25)%   (0.12)%   (0.31)%  (0.73)%  (0.40)%(5)
------------------------------------------
Portfolio Turnover Rate                       152%      278%      232%     123%     133%(6)
------------------------------------------
Net Assets, End of Period (in thousands)    $1,044      $537      $623     $301        $112
--------------------------------------------------------------------------------------------

(1)  February 5, 1999 (commencement of sale) through November 30, 1999.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 1999.

See Notes to Financial Statements.

------
48

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                  C CLASS
--------------------------------------------------------------------------------
                                                             2003       2002(1)
--------------------------------------------------------------------------------

PER-SHARE DATA

Net Asset Value, Beginning of Period                        $5.35       $6.14
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
  Net Investment Loss(2)                                    (0.05)      (0.03)
---------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.07       (0.76)
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.02       (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $6.37       $5.35
================================================================================
  TOTAL RETURN(3)                                           19.07%     (12.87)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            2.31%     2.32%(4)
---------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets         (1.00)%   (0.60)%(4)
---------------------------------------------------
Portfolio Turnover Rate                                       152%      278%(5)
---------------------------------------------------
Net Assets, End of Period (in thousands)                       $56          $25
--------------------------------------------------------------------------------

(1)  March 1, 2002 (commencement of sale) through November 30, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
49

International Opportunities -  Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------
                                                                     INVESTOR CLASS
--------------------------------------------------------------------------------------------
                                                                2003     2002       2001(1)
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $4.73    $4.87       $5.00
--------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income (Loss)(2)                              (0.01)    0.02       (0.02)
--------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                       2.91    (0.16)      (0.11)
--------------------------------------------------------------------------------------------
  Total From Investment Operations                              2.90    (0.14)      (0.13)
--------------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
From Net Investment Income                                     (0.01)      --          --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $7.62    $4.73       $4.87
============================================================================================
  TOTAL RETURN(3)                                              61.54%   (2.87)%     (2.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Ratio of Operating Expenses to Average Net Assets      2.00%     2.01%    2.00%(4)
------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets   (0.16)%     0.30%  (0.75)%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                          219%      257%        147%
------------------------------------------------------------
Net Assets, End of Period (in thousands)                      $72,008   $21,977      $6,569
--------------------------------------------------------------------------------------------

(1)  June 1, 2001 (inception) through November 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with
     SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
50

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
-------------------------------------------------------------------------------
                                                                 INSTITUTIONAL
                                                                     CLASS
-------------------------------------------------------------------------------
                                                                     2003(1)
-------------------------------------------------------------------------------

PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $4.80
-------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                                             0.01
-----------------------------------------------------
  Net Realized and Unrealized Gain                                     2.82
-------------------------------------------------------------------------------
  Total From Investment Operations                                     2.83
-------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $7.63
===============================================================================
  TOTAL RETURN(3)                                                     58.96%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                   1.80%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                0.25%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                              219%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)                              $8,523
-------------------------------------------------------------------------------

(1)  January 9, 2003 (commencement of sale) through November 30, 2003.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
51

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of International Discovery Fund, Emerging Markets
Fund, Global Growth Fund, and International Opportunities Fund, (collectively the "Funds"), four of the funds comprising American Century World Mutual Funds,
Inc., as of November 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
International Discovery Fund, Emerging Markets Fund, Global Growth Fund, and
International Opportunities Fund as of November 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2004

------
52

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director Emeritus(1)
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1)  Dr. Robert Doering resigned as full-time director, effective November 5,
     2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director
     Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds.
     He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM.
     He receives an annual stipend of $2,500 for his services.

                                                                    (continued)

------
53

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies,
Inc. and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (65), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present);
Senior Vice President - Financial Services, Sprint Corporation (January 2003
to September 2003); Senior Vice President, Finance - Global Markets Group,
Sprint Corporation (November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board L
ENGTH OF TIME SERVED (YEARS): 44
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director,
ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 12
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
54

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS
(July 2003 to present); Chief Operating Officer, ACC (June 1996 to September
2000); Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February
2000 to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax,
ACSC (April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries (April 1999 to present); President, American Century Employee
Benefit Services, Inc. (January 2000 to December 2000); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to present);
Treasurer, American Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
55

Share Class Information

Three classes of shares are authorized for sale by International Discovery:
Investor Class, Institutional Class, and Advisor Class. Four classes of shares are authorized for sale by Emerging Markets and Global Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Two classes of shares are authorized for sale by International Opportunities: Investor Class and
Institutional Class. The total expense ratios of Advisor and C Class shares are higher than that of Investor Class. The total expense ratio of Institutional
Class is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
56

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA, or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
57

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP EMI (EXTENDED MARKET INDEX) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EMF (Emerging Markets Free) INDEX(R) represents the performance of stocks in global emerging market countries.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

------
58

Notes

------
59

Notes

------
60

[inside back cover]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                                PRSRT STD
                                                           U.S. POSTAGE PAID
                                                            AMERICAN CENTURY
                                                                COMPANIES

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

0401                                 American Century Investment Services, Inc.
SH-ANN-36704S                     (c)2004 American Century Services Corporation

[front cover]

November 30, 2003

American Century
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of two bridges]

Life Sciences
Technology

[american century logo and text logo (reg. sm)]

[inside front cover]

Our Message to You........................................................  1

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Life Sciences and Technology funds for the year ended November 30, 2003.

The report includes comparative performance figures, commentary, summary tables, a full list of portfolio holdings and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled Putting Investors First. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

    [signuature of James E.Stowers, Jr.]
    James E. Stowers, Jr.
    Founder and Chairman

    [signuature of James E. Stowers III]
    James E. Stowers III
    Co-Chairman of the Board

------
1

Life Sciences - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                    --------------
                                                    AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                                             1 YEAR    INCEPTION       DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS                              23.16%     -3.20%       6/30/2000
--------------------------------------------------------------------------------
 S&P SUPERCOMPOSITE 1500 HEALTH CARE INDEX    8.06%     -3.44%          --
--------------------------------------------------------------------------------
 S&P 500 INDEX                               15.09%     -7.50%          --
--------------------------------------------------------------------------------
 Institutional Class                         23.60%     -4.43%       7/17/2000
--------------------------------------------------------------------------------
 Advisor Class                               23.36%     -6.67%      11/14/2000
--------------------------------------------------------------------------------
 C Class                                     22.64%     -6.24%      11/29/2001
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS
--------------------------------------------------------------------------------
$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS
--------------------------------------------------------------------------------
Periods ended November 30
--------------------------------------------------------------------------------
                                       2000*      2001       2002       2003
--------------------------------------------------------------------------------
 Investor Class                        5.60%     -5.35%    -27.31%     23.16%
--------------------------------------------------------------------------------
 S&P SuperComposite 1500
 Health Care Index                     7.11%     -6.10%    -18.37%      8.06%
--------------------------------------------------------------------------------
 S&P 500 Index                        -9.16%    -12.22%    -16.51%     15.09%
--------------------------------------------------------------------------------

* From 6/30/00, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Life Sciences - Portfolio Commentary

[photo of Arnold Douville and Christy Turner]

A portfolio commentary from Arnold Douville and Christy Turner, portfolio managers on the Life Sciences investment team.

For the year ended November 30, 2003, Life Sciences gained 23.16%*, far outperforming its benchmark, the S&P SuperComposite 1500 Health Care Index, which returned 8.06%. The S&P 500 Index, representing the broader market, rose 15.09%. Life Sciences' performance compares favorably to that of its peers: The 191 health/biotechnology funds tracked by Lipper Inc. rose an average of 21.09%.

The past 12 months were occasionally challenging but ultimately rewarding for equity investors. Early in the period, the stock market climbed out of its
October 2002 trough, only to fall to new lows on March 11. However, that trend soon reversed course. The collapse of the Iraqi regime helped relieve uncertainty, and a steady stream of positive economic data, combined with some surprisingly strong earnings reports along the way, strengthened sentiment.

The improving business and economic outlooks gave investors reason to return to the stock market, and they registered their conviction with buying that eventually gave the major indices double-digit gains by the end of the fiscal year.

In this environment, medical products and supplies companies achieved solid gains during the period, and Life Sciences' overweight stake in this industry delivered the biggest contribution to performance. Boston Scientific, one of the period's top-contributing stocks, makes a drug-eluting stent, which treats heart disease by propping open arteries while delivering a steady supply of medicine to promote arterial healing. The stock rose after the company reported strong earnings, especially in the third quarter, driven by overseas sales, where its
TAXUS(reg.tm) stent is already on the market. The announcement late in the period that the FDA advisory panel recommended approval of the device for U.S.
sale supported the stock's upward momentum.

Strong sales of its sleep therapy products and hospital ventilation systems lifted Respironics, a respiratory devices firm, and the stock was a top contributor for the year.

TOP TEN HOLDINGS

AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
Pfizer, Inc.                              7.6%                  5.4%
--------------------------------------------------------------------------------
Wyeth                                     4.8%                  3.3%
--------------------------------------------------------------------------------
Boston Scientific Corp.                   4.3%                  3.3%
--------------------------------------------------------------------------------
Amgen Inc.                                3.5%                  4.1%
--------------------------------------------------------------------------------
Fisher Scientific
International                             2.9%                  3.4%
--------------------------------------------------------------------------------
Eli Lilly and Company                     2.9%                    --
--------------------------------------------------------------------------------
Abbott Laboratories                       2.5%                    --
--------------------------------------------------------------------------------
Health Management
Associates, Inc. Cl A                     2.5%                  2.0%
--------------------------------------------------------------------------------
GlaxoSmithKline plc ADR                   2.5%                  1.2%
--------------------------------------------------------------------------------
AETNA Inc.                                2.2%                  0.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Life Sciences - Portfolio Commentary

Fisher Scientific International, a laboratory supply company, was another standout from this group and a top contributor for the period. The company reported record earnings in the third quarter following an acquisition that broadened its stable of products.

Investments in the drug industry--on average the largest industry weighting--provided significant contribution to results while delivering the best performance against our benchmark. Generic drug makers were among the strongest performers, with Mylan Laboratories, Barr Laboratories, and Teva
Pharmaceutical Industries topping the list of contributors.

Specialty drug companies also gave the portfolio a lift. Salix Pharmaceuticals, which makes drugs to treat gastrointestinal disease, reported a pronounced climb in revenue during the period generated by sales of its lead drug for ulcerative colitis.

Major pharmaceutical firms such as Pfizer, Novartis, and GlaxoSmithKline also posted gains and contributed to the fund's bottom line.

Life Sciences' exposure to medical service providers added value after overcoming difficulty earlier in the year that restrained performance. Since our last annual report to you, we eliminated hospital positions such as LifePoint
Hospitals, Triad Hospital, HCA Inc., and Province Healthcare, all of which detracted. One notable exception to that weakness was Health Management
Associates, a hospital that advanced during the period. Elsewhere in the industry, Omnicare, a health-benefits company, and Manor Care, which owns and operates long-term care facilities nationwide, also contributed to stronger second-half performance.

Holdings in the biotechnology industry were additional sources of strength.
Amgen, the world's largest biotech company, was among the top stocks, as was
SuperGen Inc., which rose sharply in the second half of the year.

While the direction of the markets and the sustainability of the recovery remain uncertain, we will remain committed to our discipline of seeking health care companies demonstrating earnings acceleration because we believe they offer our investors the potential for reward over time.

TOP INDUSTRIES

AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
Drugs                                    32.9%                 26.5%
--------------------------------------------------------------------------------
Medical Providers
& Services                               22.4%                 25.6%
--------------------------------------------------------------------------------
Biotechnology                            21.7%                  6.9%
--------------------------------------------------------------------------------
Medical Products
& Supplies                               17.4%                 31.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       11/30/03               5/31/03
--------------------------------------------------------------------------------
U.S. Common Stocks
& Options                                87.6%                 85.1%
--------------------------------------------------------------------------------
Foreign Common Stocks                     8.3%                  7.7%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    95.9%                 92.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.1%                  7.2%
--------------------------------------------------------------------------------

------
4

Life Sciences - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS - 95.9%
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 21.7%
--------------------------------------------------------------------------------
          100,000  Amgen Inc.(1)                                  $  5,750,999
--------------------------------------------------------------------------------
           87,500  Biogen Idec Inc.(1)                               3,340,750
--------------------------------------------------------------------------------
           61,000  Chiron Corp.(1)                                   3,270,820
--------------------------------------------------------------------------------
           50,000  Connetics Corporation(1)                            882,500
--------------------------------------------------------------------------------
           37,000  Genzyme Corp.(1)                                  1,729,380
--------------------------------------------------------------------------------
           15,000  Gilead Sciences, Inc.(1)                            880,200
--------------------------------------------------------------------------------
          237,691  Guilford Pharmaceuticals Inc.(1)                  1,623,430
--------------------------------------------------------------------------------
          165,000  Inkine Pharmaceutical Co.(1)                        862,950
--------------------------------------------------------------------------------
           90,000  Inspire Pharmaceuticals Inc.(1)                   1,557,000
--------------------------------------------------------------------------------
           66,200  MGI Pharma Inc.(1)                                2,540,094
--------------------------------------------------------------------------------
          100,000  OraSure Technologies Inc.(1)                        834,000
--------------------------------------------------------------------------------
           50,000  Progenics Pharmaceuticals Inc.(1)                   877,000
--------------------------------------------------------------------------------
           96,265  QLT Inc.(1)                                       1,567,194
--------------------------------------------------------------------------------
           98,000  Serologicals Corp.(1)                             1,690,500
--------------------------------------------------------------------------------
           60,929  SICOR Inc.(1)                                     1,684,078
--------------------------------------------------------------------------------
          200,000  SuperGen Inc.(1)                                  2,114,000
--------------------------------------------------------------------------------
          132,000  Transkaryotic Therapies Inc.(1)                   1,714,680
--------------------------------------------------------------------------------
           87,000  United Therapeutics Corp.(1)                      1,637,340
--------------------------------------------------------------------------------
           89,500  Vicuron Pharmaceuticals Inc.(1)                   1,624,425
--------------------------------------------------------------------------------
                                                                    36,181,340
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 1.0%
--------------------------------------------------------------------------------
           36,500  Cerner Corporation(1)                             1,628,995
--------------------------------------------------------------------------------

DRUGS - 32.9%
--------------------------------------------------------------------------------
           96,000  Abbott Laboratories                               4,243,200
--------------------------------------------------------------------------------
           96,849  Andrx Corp.(1)                                    2,126,804
--------------------------------------------------------------------------------
           52,000  Atrix Laboratories, Inc.(1)                       1,053,520
--------------------------------------------------------------------------------
           20,295  Barr Laboratories, Inc.(1)                        1,675,149
--------------------------------------------------------------------------------
          125,000  Bristol-Myers Squibb Co.                          3,293,750
--------------------------------------------------------------------------------
           70,000  Eli Lilly and Company                             4,799,200
--------------------------------------------------------------------------------
           27,000  Forest Laboratories, Inc. Cl A(1)                 1,475,280
--------------------------------------------------------------------------------
           91,245  GlaxoSmithKline plc ADR                           4,186,321
--------------------------------------------------------------------------------
           10,797  Icon plc ADR(1)                                     454,457
--------------------------------------------------------------------------------
          118,970  Impax Laboratories Inc.(1)                        1,677,477
--------------------------------------------------------------------------------
           80,000  IVAX Corp.(1)                                     1,716,000
--------------------------------------------------------------------------------
           85,000  Novartis AG ORD                                   3,593,218
--------------------------------------------------------------------------------
          375,000  Pfizer, Inc.                                     12,581,249
--------------------------------------------------------------------------------
          120,231  Salix Pharmaceuticals Ltd.(1)                     2,287,996
--------------------------------------------------------------------------------
          228,430  Smith & Nephew plc ORD                            1,756,133
--------------------------------------------------------------------------------
          202,189  Wyeth                                             7,966,247
--------------------------------------------------------------------------------
                                                                    54,886,001
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT - 0.5%
--------------------------------------------------------------------------------
           19,927 Varian Inc.(1)                                  $    808,239
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 17.4%
--------------------------------------------------------------------------------
           21,661  Bard (C.R.), Inc.                                 1,637,572
--------------------------------------------------------------------------------
           60,000  Baxter International, Inc.                        1,669,200
--------------------------------------------------------------------------------
           31,739  Beckman Coulter Inc.                              1,623,450
--------------------------------------------------------------------------------
           78,000  Becton Dickinson & Co.                            3,122,340
--------------------------------------------------------------------------------
          200,000  Boston Scientific Corp.(1)                        7,177,999
--------------------------------------------------------------------------------
           33,301  Dade Behring Holdings Inc.(1)                     1,125,574
--------------------------------------------------------------------------------
           60,000  Edwards Lifesciences
                   Corporation(1)                                    1,807,200
--------------------------------------------------------------------------------
          121,000  Fisher Scientific International(1)                4,872,670
--------------------------------------------------------------------------------
           57,553  Hologic Inc.(1)                                     865,597
--------------------------------------------------------------------------------
           68,500  Interpore International(1)                          834,330
--------------------------------------------------------------------------------
           18,000  Respironics, Inc.(1)                                819,000
--------------------------------------------------------------------------------
           40,000  St. Jude Medical, Inc.(1)                         2,533,600
--------------------------------------------------------------------------------
           37,000  Thermo Electron Corp.(1)                            884,300
--------------------------------------------------------------------------------
                                                                    28,972,832
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 22.4%
--------------------------------------------------------------------------------
           56,500  AETNA Inc.                                        3,637,470
--------------------------------------------------------------------------------
           23,000  Anthem, Inc.(1)                                   1,658,760
--------------------------------------------------------------------------------
          215,000  Beverly Enterprises Inc.(1)                       1,683,450
--------------------------------------------------------------------------------
           92,995  DaVita Inc.(1)                                    3,550,549
--------------------------------------------------------------------------------
           47,000  Hanger Orthopedic Group, Inc.(1)                    794,300
--------------------------------------------------------------------------------
          165,000  Health Management
                   Associates, Inc. Cl A                             4,240,500
--------------------------------------------------------------------------------
          150,000  Humana Inc.(1)                                    3,349,500
--------------------------------------------------------------------------------
           16,000  Kindred Healthcare Inc.(1)                          825,440
--------------------------------------------------------------------------------
           75,400  Manor Care, Inc.                                  2,663,128
--------------------------------------------------------------------------------
           93,000  McKesson Corp.                                    2,715,600
--------------------------------------------------------------------------------
           44,000  Medco Health Solutions Inc.(1)                    1,602,920
--------------------------------------------------------------------------------
           83,000  Omnicare, Inc.                                    3,313,360
--------------------------------------------------------------------------------
           57,457  Select Medical Corporation(1)                     2,059,833
--------------------------------------------------------------------------------
           33,000  Universal Health
                   Services, Inc. Cl B                               1,774,410
--------------------------------------------------------------------------------
           38,235  VCA Antech Inc.(1)                                1,194,844
--------------------------------------------------------------------------------
           65,996  WellChoice Inc.(1)                                2,245,844
--------------------------------------------------------------------------------
                                                                    37,309,908
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $134,732,022)                                                159,787,315
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Life Sciences - Schedule of Investments

NOVEMBER 30, 2003

Principal Amount                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 4.1%
--------------------------------------------------------------------------------
       $6,800,000  FNMA Discount Notes,
                   0.97%, 12/1/03(2)
                   (Cost $6,800,000)                              $  6,800,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $141,532,022)                                               $166,587,315
================================================================================

                                                                    Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities
Corp., (U.S. Government Agency obligations),
1.08%, dated 11/28/03, due 12/1/03
(Delivery value $16,534,438)
(Cost $16,532,950)                                                 $16,532,950
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
--------------------------------------------------------------------------------
  Contracts to Sell     Settlement Date           Value       Unrealized Loss
--------------------------------------------------------------------------------
    2,335,375 CHF          12/31/03            $1,809,595        $(35,196)
--------------------------------------------------------------------------------
    1,795,139 GBP          12/31/03             3,084,163         (44,293)
--------------------------------------------------------------------------------
                                               $4,893,758        $(79,489)
                                            ====================================

(Value on Settlement Date $4,814,269)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging).  The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt
CHF = Swiss Franc
FNMA = Federal National Mortgage Association
GBP = British Pound
ORD = Foreign Ordinary Share

(1)  Non-income producing.

(2)  The rate indicated is the yield to maturity at purchase.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See
     Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
6

Technology - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                     --------------
                                                     AVERAGE ANNUAL
                                                        RETURNS
--------------------------------------------------------------------------------
                                                          SINCE       INCEPTION
                                             1 YEAR     INCEPTION       DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS                              35.97%      -24.01%      6/30/2000
--------------------------------------------------------------------------------
 S&P SUPERCOMPOSITE 1500 TECHNOLOGY INDEX    24.02%      -22.37%         --
--------------------------------------------------------------------------------
 S&P 500 INDEX                               15.09%       -7.50%         --
--------------------------------------------------------------------------------
 Institutional Class                         36.14%      -26.34%      7/14/2000
--------------------------------------------------------------------------------
 Advisor Class                               35.45%      -24.25%      6/30/2000
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS
--------------------------------------------------------------------------------
$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS
--------------------------------------------------------------------------------
Periods ended November 30
--------------------------------------------------------------------------------
                                         2000*      2001       2002       2003
--------------------------------------------------------------------------------
 Investor Class                        -36.20%    -34.48%    -31.10%     35.97%
--------------------------------------------------------------------------------
 S&P SuperComposite 1500
 Technology Index                      -33.66%    -29.22%    -27.70%     24.02%
--------------------------------------------------------------------------------
 S&P 500 Index                          -9.16%    -12.22%    -16.51%     15.09%
--------------------------------------------------------------------------------

* From 6/30/00, the Investor Class's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
7

Technology - Portfolio Commentary

[photo of Jeff Schuller and Tom Telford]

A portfolio commentary from Jeff Schuller and Tom Telford, portfolio managers on the Technology investment team.

Technology gained 35.97%* during the year ended November 30, 2003, beating its benchmark, the S&P SuperComposite 1500 Technology Index, which advanced 24.02%.
Technology also outperformed the 33.71% average gain of its peers in Lipper
Inc.'s science and technology fund universe. During the last three years, the portfolio fell an average of 15.64% compared to declines of 14.07% for the benchmark and 18.42% for the peer group. The fund's performance also compared favorably with another closely followed technology barometer, the Goldman Sachs
Technology Industry Index, which gained 29.71% on a one-year basis and fell an average of 16.04% during the last three years.

After three years of negative returns, the domestic stock market rallied during the period covered by this report. The broad market, as measured by the S&P 500, fell to a 12-month low on March 11, just days before the U.S.-led invasion of
Iraq. From that point through November 30 stock prices rose as corporate profits grew and the economy gained strength. Technology issues played a pivotal role in the rally as companies across the sector benefited from a recovery in tech spending by corporations and consumers.

Investments in the semiconductor industry performed well in this environment, gaining on the strength of improving sales and predictions for continued growth in 2004. Among the top performers was International Rectifier, which was buoyed by revenue growth from the sale of power chips used in personal computers. Other contributors included Vitesse and Broadcom, manufacturers of semiconductors used in networking and communications gear. Not all of the results from this industry were positive, however, and notable detractors that were eliminated from the portfolio included Microchip Technology, Monolithic System Technology, and
Skyworks Solutions.

Technology also was helped by companies that benefited from strong sales of consumer electronics. A good example

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/03               5/31/03
--------------------------------------------------------------------------------
Sanmina-SCI Corp.                         3.2%                  1.4%
--------------------------------------------------------------------------------
Flextronics
International Ltd.                        3.0%                  1.6%
--------------------------------------------------------------------------------
Intel Corp.                               2.9%                  1.4%
--------------------------------------------------------------------------------
International
Rectifier Corp.                           2.8%                  1.8%
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co.
Ltd. ADR                                  2.7%                  1.5%
--------------------------------------------------------------------------------
Cisco Systems Inc.                        2.4%                  1.7%
--------------------------------------------------------------------------------
Harman International
Industries Inc.                           2.2%                  1.5%
--------------------------------------------------------------------------------
Vitesse
Semiconductor Corp.                       2.1%                  1.0%
--------------------------------------------------------------------------------
Netopia Inc.                              2.1%                    --
--------------------------------------------------------------------------------
Autodesk, Inc.                            2.0%                    --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
8

Technology - Portfolio Commentary

was OmniVision Technologies, which makes semiconductors used in digital cameras and camera phones. Camera-phone sales were projected to triple in 2003, and providing chips for this expanding market has been an important revenue driver for OmniVision. Consumers also drove better-than-expected results for Harman
International, a manufacturer of "infotainment" systems that integrate audio, navigation, Internet and climate control capabilities in luxury cars.

Amdocs led a rise in Technology's software stake. The company generated earnings growth from the sale of billing and customer care software to the telecommunications industry. However, we sold our position in Amdocs due to concerns about changes in the company's business model and an SEC investigation into its revenue forecasts. On the downside, software giant Microsoft lagged its smaller, lesser-known brethren and was one of our top detractors during the last
12 months.

Investments in manufacturers of electronic equipment also boosted Technology's returns. A top contributor was contract manufacturer Sanmina-SCI, which saw its share price rise more than 150% amid growing demand for outsourced electronics production. UTStarcom and Netopia were the other standouts from this industry.
Detractors included Celestica, which was sold.

Elsewhere in the portfolio, Research in Motion provided the biggest lift for
Technology's computer hardware stake. The company has enjoyed strong sales of its wireless products, particularly Blackberry, a device used to manage wireless email. The portfolio's holdings in networking equipment manufacturers Cisco and
Foundry Networks also boosted results.

The period also saw changes on the portfolio's management team. Jeff Schuller, who previously served as an analyst, was promoted in February and now co-manages
Technology with Tom Telford. Former portfolio manager Chris Boyd left American
Century in June to pursue another opportunity.

The Technology team is encouraged by indications that information technology spending is rebounding and is hopeful that this improvement will lead to attractive investment opportunities for the portfolio. In the months ahead, we will continue to search for companies benefiting from this and other positive developments in the technology realm.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                        % OF FUND            % OF FUND
                                       INVESTMENTS          INVESTMENTS
                                          AS OF                AS OF
                                        11/30/03              5/31/03
--------------------------------------------------------------------------------
Semiconductor                            31.9%                 26.2%
--------------------------------------------------------------------------------
Electronic Equipment                     24.2%                 10.1%
--------------------------------------------------------------------------------
Computer Software                        18.1%                 26.0%
--------------------------------------------------------------------------------
Computer Hardware
& Business Machines                      17.7%                 10.9%
--------------------------------------------------------------------------------
Information Services                      3.5%                 11.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          AS OF                AS OF
                                        11/30/03              5/31/03
--------------------------------------------------------------------------------
U.S. Common Stocks                       84.1%                 84.9%
--------------------------------------------------------------------------------
Foreign Common Stocks                    15.1%                 12.0%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    99.2%                 96.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.8%                  3.1%
--------------------------------------------------------------------------------

------
9

Technology - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.2%
--------------------------------------------------------------------------------

COMPUTER HARDWARE  & BUSINESS MACHINES - 17.7%
--------------------------------------------------------------------------------
          121,300  Advanced Digital
                   Information Corp.(1)                           $  1,840,121
--------------------------------------------------------------------------------
          120,800  American
                   Power Conversion Corp.                            2,640,688
--------------------------------------------------------------------------------
          238,500  Avaya Inc.(1)                                     3,243,600
--------------------------------------------------------------------------------
           70,900  Avocent Corp.(1)                                  2,714,761
--------------------------------------------------------------------------------
          228,800  Cisco Systems Inc.(1)                             5,184,608
--------------------------------------------------------------------------------
          199,400  Cray, Inc.(1)                                     2,087,718
--------------------------------------------------------------------------------
          110,200  Dell Inc.(1)                                      3,801,900
--------------------------------------------------------------------------------
          120,000  Electronics for Imaging, Inc.(1)                  3,312,000
--------------------------------------------------------------------------------
          270,200  EMC Corp.(1)                                      3,712,548
--------------------------------------------------------------------------------
          106,900  Foundry Networks, Inc.(1)                         2,817,884
--------------------------------------------------------------------------------
          212,100  Maxtor Corporation(1)                             2,367,036
--------------------------------------------------------------------------------
           53,200  Research In Motion Ltd.(1)                        2,426,452
--------------------------------------------------------------------------------
          193,600  SonicWALL Inc.(1)                                 1,546,864
--------------------------------------------------------------------------------
                                                                    37,696,180
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 18.1%
--------------------------------------------------------------------------------
          279,300  Aspect Communications
                   Corporation(1)                                    4,111,296
--------------------------------------------------------------------------------
          184,100  Autodesk, Inc.                                    4,274,801
--------------------------------------------------------------------------------
           27,400  Avid Technology, Inc.(1)                          1,448,912
--------------------------------------------------------------------------------
           37,576  Callidus Software Inc.(1)                           635,410
--------------------------------------------------------------------------------
          117,100  Check Point Software
                   Technologies(1)                                   2,067,986
--------------------------------------------------------------------------------
           89,100  Cognos, Inc.(1)                                   2,988,414
--------------------------------------------------------------------------------
          225,600  E.piphany Inc.(1)                                 1,782,240
--------------------------------------------------------------------------------
          324,000  Epicor Software Corporation(1)                    4,014,360
--------------------------------------------------------------------------------
           48,216  Kronos Inc.(1)                                    1,888,621
--------------------------------------------------------------------------------
           15,000  Mercury Interactive Corp.(1)                        702,000
--------------------------------------------------------------------------------
          158,200  Microsoft Corporation                             4,065,740
--------------------------------------------------------------------------------
          326,800  Novell, Inc.(1)                                   3,104,600
--------------------------------------------------------------------------------
          117,000  Opsware Inc.(1)                                     900,900
--------------------------------------------------------------------------------
           47,500  Progress Software Corp.(1)                          995,600
--------------------------------------------------------------------------------
           58,200  SAP AG ADR                                        2,243,610
--------------------------------------------------------------------------------
           82,600  Veritas Software Corp.(1)                         3,140,535
--------------------------------------------------------------------------------
                                                                    38,365,025
--------------------------------------------------------------------------------

CONSUMER DURABLES - 2.2%
--------------------------------------------------------------------------------
           34,000  Harman International
                   Industries Inc.                                   4,633,180
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT - 24.2%
--------------------------------------------------------------------------------
           80,600  Advanced Fibre
                   Communication(1)                               $  1,801,410
--------------------------------------------------------------------------------
          225,200  Aeroflex Inc.(1)                                  2,857,788
--------------------------------------------------------------------------------
           41,000  Amphenol Corp. Cl A(1)                            2,481,320
--------------------------------------------------------------------------------
          141,800  C-COR.net Corporation(1)                          1,673,240
--------------------------------------------------------------------------------
           65,700  Comtech Telecommunications(1)                     2,190,307
--------------------------------------------------------------------------------
           27,600  Comverse Technology, Inc.(1)                        530,748
--------------------------------------------------------------------------------
          213,500  Corning Inc.(1)                                   2,446,710
--------------------------------------------------------------------------------
          298,800  Finisar Corporation(1)                            1,195,200
--------------------------------------------------------------------------------
          395,800  Flextronics International Ltd.(1)                 6,344,674
--------------------------------------------------------------------------------
          204,201  Harmonic Inc.(1)                                  1,774,507
--------------------------------------------------------------------------------
           97,100  Jabil Circuit, Inc.(1)                            2,671,221
--------------------------------------------------------------------------------
           55,300  Juniper Networks, Inc.(1)                         1,043,511
--------------------------------------------------------------------------------
          288,200  Netopia Inc.(1)                                   4,409,460
--------------------------------------------------------------------------------
          142,800  Nokia Oyj ADR                                     2,567,544
--------------------------------------------------------------------------------
          438,200  Nortel Networks Corp.(1)                          1,976,282
--------------------------------------------------------------------------------
          100,500  Polycom Inc.(1)                                   1,991,910
--------------------------------------------------------------------------------
          563,500  Sanmina-SCI Corp.(1)                              6,869,064
--------------------------------------------------------------------------------
          175,700  Sonus Networks, Inc.(1)                           1,605,898
--------------------------------------------------------------------------------
           68,600  UTStarcom Inc.(1)                                 2,598,568
--------------------------------------------------------------------------------
          109,000  Viasat Inc.(1)                                    2,318,430
--------------------------------------------------------------------------------
                                                                    51,347,792
--------------------------------------------------------------------------------

INFORMATION SERVICES - 3.5%
--------------------------------------------------------------------------------
           57,499  Corporate Executive
                   Board Co. (The)(1)                                2,794,451
--------------------------------------------------------------------------------
           62,600  Paychex, Inc.                                     2,408,222
--------------------------------------------------------------------------------
          388,300  Sapient Corporation(1)                            2,182,246
--------------------------------------------------------------------------------
                                                                     7,384,919
--------------------------------------------------------------------------------

MEDIA - 0.5%
--------------------------------------------------------------------------------
          140,000  Imax Corp.(1)                                     1,108,800
--------------------------------------------------------------------------------

SEMICONDUCTOR - 31.9%
--------------------------------------------------------------------------------
          106,500  ASML Holding N.V.
                   New York Shares(1)                                2,004,330
--------------------------------------------------------------------------------
          138,300  August Technology Corporation(1)                  2,766,000
--------------------------------------------------------------------------------
          116,200  Broadcom Corp.(1)                                 4,233,166
--------------------------------------------------------------------------------
           50,000  Catalyst Semiconductor Inc.(1)                      406,000
--------------------------------------------------------------------------------
          216,600  Credence Systems Corp.(1)                         2,807,136
--------------------------------------------------------------------------------
          137,700  Cypress Semiconductor
                   Corporation(1)                                    3,081,726
--------------------------------------------------------------------------------
           60,144  Formfactor Inc.(1)                                1,533,672
--------------------------------------------------------------------------------
           32,300  Integrated Circuit Systems, Inc.(1)                 960,925
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Technology - Schedule of Investments

NOVEMBER 30, 2003

Shares                                                               Value
--------------------------------------------------------------------------------
          186,100  Intel Corp.                                    $  6,221,324
--------------------------------------------------------------------------------
          107,200  International Rectifier Corp.(1)                  5,855,264
--------------------------------------------------------------------------------
           35,600  Intersil Corporation Cl A                           940,196
--------------------------------------------------------------------------------
           84,600  Lam Research Corp.(1)                             2,707,200
--------------------------------------------------------------------------------
          148,700  LSI Logic Corp.(1)                                1,393,319
--------------------------------------------------------------------------------
           42,100  Marvell Technology Group Ltd.(1)                  1,662,529
--------------------------------------------------------------------------------
          153,300  Microsemi Corporation(1)                          3,714,459
--------------------------------------------------------------------------------
          108,600  O2Micro International Ltd.(1)                     2,606,400
--------------------------------------------------------------------------------
           31,800  OmniVision Technologies, Inc.(1)                  2,072,088
--------------------------------------------------------------------------------
          126,600  Photronics Inc.(1)                                2,338,302
--------------------------------------------------------------------------------
           52,800  Power Integrations, Inc.(1)                       1,912,944
--------------------------------------------------------------------------------
           42,100  Semtech Corp.(1)                                  1,023,030
--------------------------------------------------------------------------------
          536,483  Taiwan Semiconductor
                   Manufacturing Co. Ltd. ADR(1)                     5,831,570
--------------------------------------------------------------------------------
           69,300  Texas Instruments Inc.                            2,062,368
--------------------------------------------------------------------------------
           31,800  Ultratech, Inc.(1)                                  963,540
--------------------------------------------------------------------------------
          199,400  Vishay Intertechnology, Inc.(1)                   4,189,394
--------------------------------------------------------------------------------
          619,400  Vitesse Semiconductor Corp.(1)                    4,521,620
--------------------------------------------------------------------------------
                                                                    67,808,502
--------------------------------------------------------------------------------

TELEPHONE - 0.4%
--------------------------------------------------------------------------------
          229,800  Covad Communications
                   Group Inc.(1)                                       919,200
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS - 0.7%
--------------------------------------------------------------------------------
          102,400  Wireless Facilities, Inc.(1)                      1,487,872
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $155,869,257)                                                210,751,470
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.8%
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank
Securities, Inc., (U.S. Treasury obligations),
in a joint trading account at 1.02%,
dated 11/28/03, due 12/1/03
(Delivery value $1,700,144)
(Cost $1,700,000)                                                 $  1,700,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $157,569,257)                                               $212,451,470
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank AG,
(U.S. Government Agency obligations), 1.03%,
dated 11/28/03, due 12/1/03
(Delivery value $22,850,291)                                       $22,848,330
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
       $5,000,000  Banco Espanol de Credito,
                   SA Time Deposit,
                   1.14%, 2/12/04                                    5,000,000
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $27,848,330)                                                 $27,848,330
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ADR = American Depositary Receipt

(1)  Non-income producing.

(2)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See
     Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                LIFE SCIENCES       TECHNOLOGY
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $141,532,022 and $157,569,257,
respectively) - including securities on
loan valued at $16,245,094 and
$27,651,993, respectively                      $166,587,315        $212,451,470
-------------------------------------------
Collateral received on securities loaned,
at value (cost of $16,532,950 and
$27,848,330, respectively)                       16,532,950          27,848,330
-------------------------------------------
Cash                                                     --             390,192
-------------------------------------------
Receivable for investments sold                          --           2,807,143
-------------------------------------------
Receivable for capital shares sold                      180                 100
-------------------------------------------
Dividends and interest receivable                   171,122              13,043
--------------------------------------------------------------------------------
                                                183,291,567         243,510,278
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
on securities loaned                             16,532,950          27,848,330
-------------------------------------------
Disbursements in excess
of demand deposit cash                               68,799                  --
-------------------------------------------
Payable for investments purchased                 2,150,552           2,314,762
-------------------------------------------
Payable for forward foreign
currency exchange contracts                          79,489                  --
-------------------------------------------
Accrued management fees                             197,329             253,944
-------------------------------------------
Distribution fees payable                                15                   3
-------------------------------------------
Service fees payable                                     11                   3
--------------------------------------------------------------------------------
                                                 19,029,145          30,417,042
--------------------------------------------------------------------------------

NET ASSETS                                     $164,262,422        $213,093,236
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)        $203,362,757        $419,472,601
-------------------------------------------
Accumulated net investment loss                     (38,649)                 --
-------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions               (64,038,083)       (261,261,578)
-------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                24,976,397          54,882,213
--------------------------------------------------------------------------------
                                               $164,262,422        $213,093,236
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                     $160,187,422        $202,883,922
-------------------------------------------
Shares outstanding                               36,706,519          10,361,725
-------------------------------------------
Net asset value per share                             $4.36              $19.58
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $4,018,539         $10,191,242
-------------------------------------------
Shares outstanding                                  914,120             516,330
-------------------------------------------
Net asset value per share                             $4.40              $19.74
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $46,337             $18,072
-------------------------------------------
Shares outstanding                                   10,707                 933
-------------------------------------------
Net asset value per share                             $4.33              $19.37
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $10,124                  --
-------------------------------------------
Shares outstanding                                    2,367                  --
-------------------------------------------
Net asset value per share                             $4.28                  --
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------
                                                LIFE SCIENCES       TECHNOLOGY
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------
Dividends (net of foreign taxes withheld
of $17,915 and $11,394, respectively)          $    802,682           $ 259,009
-------------------------------------------
Interest                                             89,802              52,635
-------------------------------------------
Securities lending                                   37,970              66,270
--------------------------------------------------------------------------------
                                                    930,454             377,914
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------
Management fees                                   2,289,295           2,285,135
-------------------------------------------
Distribution fees:
-------------------------------------------
  Advisor Class                                          87                  67
--------------------------------------------------------------------------------
  C Class                                                60                  --
--------------------------------------------------------------------------------
Service fees:
-------------------------------------------
  Advisor Class                                          87                  67
--------------------------------------------------------------------------------
  C Class                                                20                  --
--------------------------------------------------------------------------------
Directors' fees and expenses                          2,175               2,083
--------------------------------------------------------------------------------
Other expenses                                        1,573               1,675
--------------------------------------------------------------------------------
                                                  2,293,297           2,289,027
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                              (1,362,843)         (1,911,113)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------------
Investment transactions                           3,274,054          17,797,976
-------------------------------------------
Foreign currency transactions                      (647,531)                 --
--------------------------------------------------------------------------------
                                                  2,626,523          17,797,976
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-------------------------------------------
Investments                                      31,631,195          37,716,935
-------------------------------------------
Translation of assets and liabilities
in foreign currencies                               (78,599)                 --
--------------------------------------------------------------------------------
                                                 31,552,596          37,716,935
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                 34,179,119          55,514,911
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $32,816,276         $53,603,798
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2003 AND NOVEMBER 30, 2002
-----------------------------------------------------------------------------------------------------
                                                  LIFE SCIENCES                   TECHNOLOGY
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            2003            2002           2003            2002

OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment loss                    $  (1,362,843) $  (1,734,779)  $  (1,911,113)  $  (1,806,788)
---------------------------------------
Net realized gain (loss)                   2,626,523    (33,228,910)     17,797,976     (51,689,977)
---------------------------------------
Change in net unrealized appreciation     31,552,596    (25,294,869)     37,716,935      (6,224,919)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                 32,816,276    (60,258,558)     53,603,798     (59,721,684)
----------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions          (18,274,746)   (21,725,721)     23,224,232      12,910,500
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     14,541,530    (81,984,279)     76,828,030     (46,811,184)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                      149,720,892    231,705,171     136,265,206     183,076,390
----------------------------------------------------------------------------------------------------
End of period                           $164,262,422   $149,720,892    $213,093,236    $136,265,206
====================================================================================================

Accumulated net investment loss             $(38,649)            --              --              --
====================================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life) and Technology
Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are non-diversified under the 1940 Act. The funds'
investment objectives are to seek long-term capital growth. The funds pursue their objectives by investing primarily in equity securities. Life generally invests in companies that engage in the business of providing products and services that help promote personal health and wellness. Technology invests in companies with business operations in the technology and
telecommunications-related sectors. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the C Class for Technology had not commenced as of November 30, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the
Board of Directors. If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of
Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities.
The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin).
Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective

                                                                    (continued)

------
15

Notes to Financial Statements

NOVEMBER 30, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES
--------------------------------------------------------------------------------

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of each funds' average daily closing net assets during the previous month.

                                                                    (continued)

------
16

Notes to Financial Statements

NOVEMBER 30, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)
--------------------------------------------------------------------------------

The annual management fee schedule for each class of the funds is as follows:

                          INVESTOR     INSTITUTIONAL     ADVISOR           C
                            CLASS          CLASS          CLASS          CLASS
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $1 billion            1.50%          1.30%           1.25%          1.50%
--------------------------------------------------------------------------------
Over $1 billion             1.30%          1.10%           1.05%          1.30%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended November 30, 2003 for each class of the funds was 1.50%, 1.30%, 1.25% and 1.50% for the Investor,
Institutional, Advisor and C Classes, respectively, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                   ADVISOR             C
--------------------------------------------------------------------------------
Distribution Fee                                    0.25%            0.75%
--------------------------------------------------------------------------------
Service Fee                                         0.25%            0.25%
--------------------------------------------------------------------------------

The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended November 30, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Investment transactions, excluding short-term investments, for the year ended
November 30, 2003, were as follows:

--------------------------------------------------------------------------------
                                                   LIFE
                                                 SCIENCES           TECHNOLOGY
--------------------------------------------------------------------------------
Purchases                                      $201,523,348        $346,565,950
--------------------------------------------------------------------------------
Proceeds from sales                            $219,646,995        $325,798,645
--------------------------------------------------------------------------------

                                                                    (continued)

------
17

Notes to Financial Statements

NOVEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

Capital share transactions that occurred in the Technology classes on or prior to May 16, 2003 have been restated to reflect a 1-for-10 reverse share split that occurred after the close of business on that date. See Note 8.

Transactions in shares of the funds were as follows:

                                        LIFE SCIENCES                 TECHNOLOGY
-------------------------------------------------------------------------------------------
                                  SHARES          AMOUNT       SHARES          AMOUNT
-------------------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED               200,000,000                  300,000,000
===========================================================================================
Sold                              4,462,447  $  17,195,665     5,945,407     $ 92,027,187
-------------------------------
Redeemed                         (9,130,905)   (35,250,197)   (4,461,646)     (67,262,458)
-------------------------------------------------------------------------------------------
Net increase (decrease)          (4,668,458)  $(18,054,532)    1,483,761     $ 24,764,729
===========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED               200,000,000                  300,000,000
===========================================================================================
Sold                             10,804,587   $ 47,083,635     4,396,413     $ 71,750,086
-------------------------------
Redeemed                        (16,090,674)   (69,030,203)   (3,842,872)     (61,470,938)
-------------------------------------------------------------------------------------------
Net increase (decrease)          (5,286,087)  $(21,946,568)      553,541     $ 10,279,148
===========================================================================================

INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                 5,000,000                   15,000,000
===========================================================================================
Sold                                542,023   $  2,037,492       454,224    $  6,528,752
-------------------------------
Redeemed                           (574,061)    (2,273,015)     (521,021)     (8,031,710)
-------------------------------------------------------------------------------------------
Net decrease                        (32,038)  $   (235,523)      (66,797)    $(1,502,958)
===========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                 5,000,000                   15,000,000
===========================================================================================
Sold                                588,328   $  2,553,934       725,704     $11,779,856
-------------------------------
Redeemed                           (532,110)    (2,358,946)     (581,510)     (9,207,171)
-------------------------------------------------------------------------------------------
Net increase                         56,218   $    194,988       144,194    $  2,572,685
===========================================================================================

ADVISOR CLASS
-------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                 5,000,000                    5,000,000
===========================================================================================
Sold                                  8,972      $  32,058         1,604       $  30,528
-------------------------------
Redeemed                             (5,491)       (19,066)       (4,455)        (68,067)
-------------------------------------------------------------------------------------------
Net increase (decrease)               3,481      $  12,992        (2,851)       $(37,539)
===========================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED                 5,000,000                    5,000,000
===========================================================================================
Sold                                  4,771        $21,334         3,814         $60,484
-------------------------------
Redeemed                               (264)        (1,097)          (87)         (1,817)
-------------------------------------------------------------------------------------------
Net increase                          4,507        $20,237         3,727         $58,667
===========================================================================================

                                                                   (continued)

------
18

Notes to Financial Statements

NOVEMBER 30, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                     LIFE SCIENCES              TECHNOLOGY
--------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES       AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED              10,000,000                7,500,000
================================================================================
Sold                                  669      $2,357            --           --
------------------------------
Redeemed                              (10)        (40)           --           --
--------------------------------------------------------------------------------
Net increase                          659      $2,317            --           --
================================================================================

YEAR ENDED NOVEMBER 30, 2002
SHARES AUTHORIZED              10,000,000                7,500,000
================================================================================
Sold                                1,195      $5,622            --           --
================================================================================

5. SECURITIES LENDING
-------------------------------------------------------------------------------

As of November 30, 2003, securities in Life Sciences and Technology valued at
$16,245,094, and $27,651,993, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $16,532,950, and
$27,848,330, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT
--------------------------------------------------------------------------------

The funds, along with certain other funds managed by ACIM, have a $620,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to
$650,000,000 effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2003.

7. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the funds during the years ended November 30, 2003 and November 30, 2002.

                                                                    (continued)

------
19

Notes to Financial Statements

NOVEMBER 30, 2003

7. FEDERAL TAX INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

As of November 30, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                   LIFE
                                                 SCIENCES           TECHNOLOGY
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                $141,712,208        $158,062,126
================================================================================
Gross tax appreciation of investments           $26,029,705         $55,919,810
---------------------------------------------
Gross tax depreciation of investments            (1,154,598)         (1,530,466)
--------------------------------------------------------------------------------
Net tax appreciation of investments             $24,875,107         $54,389,344
================================================================================
Net tax appreciation (depreciation) on
derivatives and translation of assets
and liabilities in foreign currencies                   594                  --
--------------------------------------------------------------------------------
Net tax appreciation                            $24,875,701         $54,389,344
================================================================================
Undistributed ordinary income                            --                  --
---------------------------------------------
Accumulated capital losses                     $(63,857,897)      $(260,768,709)
---------------------------------------------
Currency loss deferral                            $(118,139)                 --
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2010, and 2008 through 2010, for Life Sciences and Technology, respectively.

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2003. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. TECHNOLOGY REVERSE SHARE SPLIT
--------------------------------------------------------------------------------

Effective after the close of business on May 16, 2003, the Technology Investor
Class, Institutional Class, and Advisor Class shares underwent a 1-for-10 reverse split. The effect of this transaction was to divide the number of outstanding shares for each class by ten, while multiplying the net asset value per share by ten. The net asset value per share prior to the reverse split was
$1.46, $1.47, and $1.44 for the Investor Class, Institutional Class, and the
Advisor Class, respectively. The net asset value per share after the reverse split was $14.60, $14.70, and $14.40 for the Investor Class, Institutional
Class, and the Advisor Class, respectively. There was no change in the aggregate market value of the outstanding shares as a result of these transactions. The per-share information contained within each of the classes' Financial Highlights has also been restated to reflect the reverse split.

------
20

Life Sciences - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
--------------------------------------------------------------------------------
                                                      INVESTOR CLASS
--------------------------------------------------------------------------------
                                        2003      2002       2001       2000(1)

PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period   $3.54     $4.87      $5.28        $5.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(2)               (0.03)    (0.04)     (0.03)      (0.02)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                0.85     (1.29)     (0.25)        0.30
--------------------------------------------------------------------------------
  Total From Investment Operations      0.82     (1.33)     (0.28)        0.28
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                 --        --     (0.13)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $4.36     $3.54      $4.87        $5.28
================================================================================
  TOTAL RETURN(3)                      23.16%   (27.31)%    (5.35)%       5.60%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.50%      1.50%      1.50%    1.50%(4)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.89)%    (0.88)%    (0.61)%  (0.95)%(4)
-------------------------------------
Portfolio Turnover Rate                   138%       272%       206%      64%
-------------------------------------
Net Assets, End of Period
(in thousands)                        $160,187   $146,324   $227,341   $233,785
--------------------------------------------------------------------------------

(1) June 30, 2000 (inception) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
21

Life Sciences - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
--------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                       2003      2002       2001       2000(1)

PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $3.56     $4.89      $5.28        $5.26
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(2)              (0.03)    (0.03)     (0.02)       (0.02)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.87     (1.30)     (0.24)        0.04
--------------------------------------------------------------------------------
  Total From Investment Operations     0.84     (1.33)     (0.26)        0.02
--------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                --        --      (0.13)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $4.40     $3.56      $4.89        $5.28
================================================================================
  TOTAL RETURN(3)                     23.60%   (27.20)%    (4.97)%       0.38%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.30%     1.30%       1.30%    1.30%(4)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (0.69)%   (0.68)%     (0.41)%  (0.80)%(4)
-------------------------------------
Portfolio Turnover Rate                  138%      272%        206%      64%(5)
-------------------------------------
Net Assets, End of Period
(in thousands)                        $4,019    $3,365      $4,348      $3,363
--------------------------------------------------------------------------------

(1) July 17, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (inception of fund) through November
    30, 2000.

See Notes to Financial Statements.

------
22

Life Sciences - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
------------------------------------------------------------------------------
                                                    ADVISOR CLASS
------------------------------------------------------------------------------
                                       2003      2002      2001      2000(1)

PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $3.51     $4.86     $5.28       $5.48
------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(2)              (0.04)    (0.05)    (0.04)         --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)               0.86     (1.30)    (0.25)      (0.20)
------------------------------------------------------------------------------
  Total From Investment Operations     0.82     (1.35)    (0.29)      (0.20)
------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                --        --     (0.13)         --
------------------------------------------------------------------------------
Net Asset Value, End of Period        $4.33     $3.51     $4.86       $5.28
==============================================================================
  TOTAL RETURN(4)                     23.36%  (27.78)%    (5.55)%     (3.65)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.75%     1.75%      1.75%    1.75%(5)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (1.14)%   (1.13)%    (0.86)%  (0.99)%(5)
-------------------------------------
Portfolio Turnover Rate                 138%      272%       206%      64%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                           $46       $25        $13         $11
------------------------------------------------------------------------------

(1) November 14, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (inception of fund) through November
    30, 2000.

See Notes to Financial Statements.

------
23

Life Sciences - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
------------------------------------------------------------------------------
                                                         C CLASS
------------------------------------------------------------------------------
                                              2003         2002      2001(1)

PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $3.49        $4.87       $4.87
------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Loss(2)                     (0.07)       (0.08)         --(3)
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)     0.86        (1.30)         --(3)
------------------------------------------------------------------------------
  Total From Investment Operations            0.79        (1.38)         --(3)
------------------------------------------------------------------------------
Net Asset Value, End of Period               $4.28        $3.49       $4.87
==============================================================================
  TOTAL RETURN(4)                            22.64%      (28.34)%      0.00%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         2.50%        2.50%       2.50%(5)
--------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                       (1.89)%       (1.88)%     (1.46)%(5)
--------------------------------------------
Portfolio Turnover Rate                        138%          272%        206%(6)
--------------------------------------------
Net Assets, End of Period
(in thousands)                                  $10           $6          $3
------------------------------------------------------------------------------

(1) November 29, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
24

Technology - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
--------------------------------------------------------------------------------
                                                     INVESTOR CLASS
--------------------------------------------------------------------------------
                                      2003(1)    2002(1)    2001(1)   2000(1)(2)

PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $14.40     $20.90     $31.90       $50.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)               (0.19)     (0.20)     (0.20)      (0.20)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                5.37      (6.30)    (10.80)     (17.90)
--------------------------------------------------------------------------------
  Total From Investment Operations      5.18      (6.50)    (11.00)     (18.10)
--------------------------------------------------------------------------------
Net Asset Value, End of Period        $19.58     $14.40     $20.90       $31.90
================================================================================
  TOTAL RETURN(4)                      35.97%    (31.10)%   (34.48)%    (36.20)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.50%       1.50%      1.50%    1.50%(5)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (1.25)%     (1.20)%    (0.79)%  (0.83)%(5)
-------------------------------------
Portfolio Turnover Rate                  218%        251%       356%        125%
-------------------------------------
Net Assets, End of Period
(in thousands)                       $202,884    $127,767   $173,877    $195,776
--------------------------------------------------------------------------------

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) June 30, 2000 (inception) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
25

Technology - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
-------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS
-------------------------------------------------------------------------------
                                      2003(1)    2002(1)    2001(1)  2000(1)(2)

PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $14.50     $21.00     $31.90      $55.40
-------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Loss(3)              (0.16)     (0.20)     (0.20)      (0.10)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)               5.40      (6.30)    (10.70)     (23.40)
-------------------------------------------------------------------------------
  Total From Investment Operations     5.24      (6.50)    (10.90)     (23.50)
-------------------------------------------------------------------------------
Net Asset Value, End of Period       $19.74     $14.50     $21.00      $31.90
===============================================================================
  TOTAL RETURN(4)                     36.14%    (30.95)%   (34.17)%    (42.42)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.30%       1.30%      1.30%    1.30%(5)
-------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (1.05)%     (1.00)%    (0.59)%  (0.70)%(5)
-------------------------------------
Portfolio Turnover Rate                 218%        251%       356%     125%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                       $10,191      $8,444     $9,198      $7,995
-------------------------------------------------------------------------------

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) July 14, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (inception of fund) through November
    30, 2000.

See Notes to Financial Statements.

------
26

Technology - Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted
-------------------------------------------------------------------------------
                                                     ADVISOR CLASS
-------------------------------------------------------------------------------
                                       2003(1)   2002(1)   2001(1)   2000(1)(2)

PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  $14.30    $20.80    $31.90       $50.00
-------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Loss(3)               (0.20)    (0.20)    (0.20)       (0.20)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                5.27     (6.30)   (10.90)      (17.90)
-------------------------------------------------------------------------------
  Total From Investment Operations      5.07     (6.50)   (11.10)      (18.10)
-------------------------------------------------------------------------------
Net Asset Value, End of Period        $19.37    $14.30    $20.80       $31.90
===============================================================================
  TOTAL RETURN(4)                      35.45%   (31.25)%  (34.80)%     (36.20)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.75%      1.75%     1.75%     1.75%(5)
--------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                 (1.50)%    (1.45)%   (1.04)%   (1.08)%(5)
--------------------------------------
Portfolio Turnover Rate                  218%       251%      356%         125%
--------------------------------------
Net Assets, End of Period
(in thousands)                            $18        $54        $1          $43
-------------------------------------------------------------------------------

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) June 30, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
27

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century World Mutual Funds, Inc:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Life Sciences Fund and Technology Fund,
(collectively the "Funds"), two of the funds comprising American Century World
Mutual Funds, Inc., as of November 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Life
Sciences Fund and Technology Fund as of November 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2004

------
28

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services
Corporation (ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.

All persons named as officers of the funds also serve in similar capacities for other funds advised by ACIM. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                    (continued)

------
29

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (65), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 44

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 12

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

------
30

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 4

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President,American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to present); Treasurer, American Century
Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
31

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. The total expense ratios of
Advisor and C Class shares are higher than that of Investor Class shares. The total expense ratio of Institutional Class shares is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
32

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

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33

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P SUPERCOMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap
600 indices. The S&P SUPERCOMPOSITE 1500 HEALTH CARE INDEX represents those S&P
SuperComposite 1500 companies in two main industry groups: Health care equipment and supplies companies or companies that provide health care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products. The S&P SUPERCOMPOSITE 1500
TECHNOLOGY INDEX represents those S&P SuperComposite 1500 companies in two main industry groups: Technology software and services companies, and technology hardware and equipment companies.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX is a modified capitalization-weighted index of selected technology stocks. The index is designed to represent the broadest measure of technology share price performance.

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34

Notes

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35

Notes

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36

[inside back cover - blank page]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0401                                American Century Investment Services, Inc.
SH-ANN-36707S                    (c)2004 American Century Services Corporation

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant's Code of Ethics for Senior Financial Officers was filed as
    Exhibit 10(a) to American Century Mutual Fund, Inc.'s Annual Certified
    Shareholder Report on Form N-CSR, File No. 811-0816, on December 23, 2003,
    and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) D. D. (Del) Hock, Donald H. Pratt and M. Jeannine Strandjord are the
       registrant's designated audit committee financial experts. They are
       "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b)    No response required.

(c)    No response required.

(d)    No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable prior to annual filings for fiscal years ending after
        December 15, 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable prior to the first reporting period ending after January
        1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)  Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as
        Exhibit 10(a) to American Century Mutual Fund, Inc.'s Certified
        Shareholder Report on Form N-CSR, File No. 811-3706, on December 23,
        2003.

(a)(2)  Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the
        Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
        Company Act of 1940, are filed and attached hereto as Exhibit
        99.302CERT.

(a)(3)  Not applicable.

(b)     A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
        2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century World Mutual Funds, Inc.

By:   /s/ William M. Lyons
      -------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  January 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:   January 29, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date:  January 29, 2004